UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

UBS Liquid Assets Government Fund

Annual Report  |  April 30, 2018

UBS Liquid Assets Government Fund

June 15, 2018

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Government Fund (the “Fund”) for the 12 months ended April 30, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2018 and ended the reporting period with that rate in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Fund’s yield remained relatively low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2018 was 1.66%, compared to 0.73% on April 30, 2017. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% and 3.2% seasonally adjusted annualized rate during the second and third quarters of 2017, respectively. The latter reading represented the strongest pace since the first quarter of 2015. Fourth quarter 2017 GDP grew at a 2.9% rate. Finally, based on the US Commerce Department’s initial reading, first quarter 2018 GDP growth was 2.3%.

Q.	How did the Fed react to the economic environment?
A.	The Fed raised interest rates three time during the reporting period as it sought to gradually normalize monetary policy. After raising rates in June 2017, the Fed again raised rates in December 2017, bringing the federal funds rate to a range between 1.25% and 1.50%. In addition, starting in October 2017, the Fed began reducing its sizable balance sheet. Finally, in March 2018, the Fed raised rates to a range between 1.50% and 1.75%. This marked the Fed’s sixth rate hike since December 2015 and the first for new Fed Chairman Jerome Powell.

Q. How did you position the Fund over the fiscal year?

A.	We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 57 days. By the end of the period the Fund’s WAM was 22 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government agency securities along with repurchase agreements backed by these securities.

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the 12-month period. We decreased the Fund’s exposures to direct US government and agency obligations. Conversely, we increased the Fund’s allocation to repurchase agreements backed by those types of securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We believe the US economy will continue to expand, albeit at a relatively modest pace. In our view, inflation may tick higher, but generally be well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 month period ended April 30, 2018. The views and opinions in the letter were current as of June 15, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs–for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) Program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2017	Ending account value[1] April 30, 2018	Expenses paid during period[2] 11/01/17 to 04/30/18	Expense ratio during the period
Actual	$1,000.00	$1,006.60	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

[1]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—April 30, 2018 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.66%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.68
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.61
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.61
Weighted average maturity[2]	22 days

Portfolio composition[3]
US government and agency obligations	73.3%
Repurchase agreements	26.7
Other assets less liabilities	(0.0)[4]
Total	100.0%

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets.

4

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—73.33%
Federal Farm Credit Bank 1.730%, due 06/26/18[1]	$3,000,000	$2,991,927
1.740%, due 07/09/18[1]	1,600,000	1,594,664
1 mo. USD LIBOR – 0.100%, 1.795%, due 05/08/18[2]	20,000,000	20,000,310
1 mo. USD LIBOR – 0.085%, 1.816%, due 05/30/18[2]	6,000,000	5,999,674
1 mo. USD LIBOR + 0.055%, 1.950%, due 05/08/18[2]	5,000,000	4,999,950
Federal Home Loan Bank 3 mo. USD LIBOR – 0.350%, 1.441%, due 05/08/18[2]	20,000,000	20,000,000
1.580%, due 07/02/18[1]	10,000,000	9,972,789
1.600%, due 05/03/18[1]	10,000,000	9,999,111
1.600%, due 05/04/18[1]	8,000,000	7,998,933
1.620%, due 05/04/18[1]	15,000,000	14,997,975
1.645%, due 05/16/18[1]	10,000,000	9,993,146
1.650%, due 05/23/18[1]	9,000,000	8,990,925
1.650%, due 06/08/18[1]	15,000,000	14,973,875
1.650%, due 06/14/18[1]	6,000,000	5,987,900
1.668%, due 06/06/18[1]	11,000,000	10,981,652
1.670%, due 06/11/18[1]	5,000,000	4,990,490
1.670%, due 06/13/18[1]	11,000,000	10,978,058
1.675%, due 06/05/18[1]	13,000,000	12,978,830
1.685%, due 06/04/18[1]	6,000,000	5,990,452
1.685%, due 06/08/18[1]	6,000,000	5,989,328
1.690%, due 05/24/18[1]	15,000,000	14,983,804
1.697%, due 06/15/18[1]	12,000,000	11,974,545
1.700%, due 05/23/18[1]	17,000,000	16,982,339
1.700%, due 05/25/18[1]	14,000,000	13,984,133
1.700%, due 06/14/18[1]	13,000,000	12,972,989
1.705%, due 05/30/18[1]	11,000,000	10,984,892
1.715%, due 06/19/18[1]	8,000,000	7,981,326
1.719%, due 05/18/18[1]	20,000,000	19,983,765
1.720%, due 06/18/18[1]	6,500,000	6,485,093
1.722%, due 07/06/18[1]	11,000,000	10,965,273
1 mo. USD LIBOR – 0.155%, 1.723%, due 05/05/18[2]	10,000,000	10,000,000
1.735%, due 07/09/18[1]	6,000,000	5,980,048
1 mo. USD LIBOR – 0.140%, 1.738%, due 05/05/18[2]	11,000,000	11,000,000
1 mo. USD LIBOR – 0.155%, 1.742%, due 05/12/18[2]	5,000,000	5,000,000
1 mo. USD LIBOR – 0.135%, 1.743%, due 05/05/18[2]	5,000,000	5,000,000
1.744%, due 05/18/18[1]	2,500,000	2,497,975
1.745%, due 07/13/18[1]	5,500,000	5,480,538
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/15/18[2]	5,000,000	5,000,000
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/25/18[2]	5,000,000	5,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/12/18[2]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/25/18[2]	10,000,000	10,000,000
1.756%, due 06/27/18[1]	15,000,000	14,958,295

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.130%, 1.757%, due 05/01/18[2]	$28,000,000	$28,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/16/18[2]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.135%, 1.759%, due 05/12/18[2]	5,000,000	5,000,000
1 mo. USD LIBOR – 0.135%, 1.762%, due 05/16/18[2]	16,000,000	15,999,988
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/08/18[2]	5,000,000	5,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/10/18[2]	11,500,000	11,500,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/16/18[2]	5,000,000	5,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/25/18[2]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.115%, 1.768%, due 05/04/18[2]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.115%, 1.772%, due 05/03/18[2]	3,000,000	3,000,323
1 mo. USD LIBOR – 0.125%, 1.772%, due 05/20/18[2]	5,000,000	5,000,000
1 mo. USD LIBOR – 0.125%, 1.775%, due 05/27/18[2]	8,000,000	8,000,000
1 mo. USD LIBOR – 0.115%, 1.779%, due 05/18/18[2]	11,000,000	11,000,000
1 mo. USD LIBOR – 0.120%, 1.781%, due 05/28/18[2]	6,000,000	5,999,992
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/24/18[2]	11,000,000	11,000,000
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/25/18[2]	6,000,000	6,000,000
1.785%, due 07/20/18[1]	13,000,000	12,948,433
1 mo. USD LIBOR – 0.110%, 1.786%, due 05/17/18[2]	7,000,000	7,000,000
1.786%, due 07/18/18[1]	11,000,000	10,957,434
1 mo. USD LIBOR – 0.105%, 1.793%, due 05/22/18[2]	3,000,000	3,000,000
1 mo. USD LIBOR – 0.100%, 1.794%, due 05/18/18[2]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	13,000,000	13,000,000
1 mo. USD LIBOR – 0.090%, 1.800%, due 05/06/18[2]	11,000,000	11,000,000
1 mo. USD LIBOR – 0.085%, 1.802%, due 05/03/18[2]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.080%, 1.803%, due 05/04/18[2]	5,500,000	5,499,999
1 mo. USD LIBOR – 0.095%, 1.803%, due 05/21/18[2]	7,500,000	7,500,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/17/18[2]	6,750,000	6,750,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/19/18[2]	6,000,000	6,000,000

5

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.070%, 1.827%, due 05/25/18[2]	$6,000,000	$6,002,010
1 mo. USD LIBOR – 0.070%, 1.831%, due 05/28/18[2]	7,000,000	7,000,000
1.852%, due 07/27/18[1]	13,000,000	12,941,816
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/10/18[2]	11,500,000	11,500,000
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/24/18[2]	5,000,000	5,000,000
3 mo. USD LIBOR – 0.210%, 2.152%, due 07/26/18[2]	7,210,000	7,208,864
Federal National Mortgage Association 1.530%, due 05/02/18[1]	5,000,000	4,999,788
US Treasury Bills 1.377%, due 05/10/18[1]	17,000,000	16,994,182
1.412%, due 05/24/18[1]	24,000,000	23,978,342
1.742%, due 07/05/18[1]	5,000,000	4,984,269
1.771%, due 08/09/18[1]	16,250,000	16,169,777
US Treasury Notes 0.625%, due 06/30/18	20,000,000	19,961,914
3 mo. Treasury money market yield + 0.170%, 2.009%, due 05/01/18[2]	10,000,000	10,000,402
3 mo. Treasury money market yield + 0.174%, 2.013%, due 05/01/18[2]	12,100,000	12,100,145
Total US government and agency obligations (cost—$806,622,682)		806,622,682

Repurchase agreements—26.67%
Repurchase agreement dated 04/30/18 with Fixed Income Clearing Corp., 0.280% due 05/01/18, collateralized by $870,000 US Treasury Note, 2.250% due 11/15/24; (value—$844,977); proceeds: $825,006	825,000	825,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.710% due 05/01/18, collateralized by $31,360,000 Federal Home Loan Bank obligations, 2.790% to 5.500% due 08/15/18 to 08/08/36 and $106,596,348 US Treasury Bond STRIP, zero coupon due 08/15/35; (value—$94,350,000); proceeds: $92,504,394	$92,500,000	$92,500,000
Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.710% due 05/01/18, collateralized by $143,787,373 Federal Home Loan Mortgage Corp. obligations, 2.942% to 6.000% due 12/01/38 to 04/01/48 and $236,351,576 Federal National Mortgage Association obligations, 2.408% to 5.500% due 06/01/22 to 04/01/48; (value—$204,000,000); proceeds: $200,009,500	200,000,000	200,000,000
Total repurchase agreements (cost—$293,325,000)		293,325,000
Total investments (cost—$1,099,947,682 which approximates cost for federal income tax purposes)—100.00%		1,099,947,682

Liabilities in excess of other assets—(0.00)%†		(46,129)
Net assets—100.00%		$1,099,901,553

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$806,622,682	$—	$806,622,682
Repurchase agreements	—	293,325,000	—	293,325,000
Total	$—	$1,099,947,682	$—	$1,099,947,682

At April 30, 2018, there were no transfers between Level 1 and Level 2.

6

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2018

Portfolio footnotes

†	Amount represents less than 0.005%.
[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2018

Assets:
Investments, at value (cost—$806,622,682)	$806,622,682
Repurchase agreements, at value (cost—$293,325,000)	293,325,000
Total investments in securities, at value (cost—$1,099,947,682)	1,099,947,682
Cash	153
Receivable for interest	404,578
Other assets	28,553
Total assets	1,100,380,966

Liabilities:
Dividends payable to shareholders	347,882
Trustee fee payable	184
Accrued expenses and other liabilities	131,347
Total liabilities	479,413

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,099,903,295
Accumulated net realized loss	(1,742)
Net assets	$1,099,901,553
Shares outstanding	1,099,899,733
Net asset value per share	$1.00

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2018
Investment income:
Interest	$13,600,843
Expenses:
Investment advisory and administration fees	580,324
Transfer agency fees	109,770
Professional fees	101,812
Custody and accounting fees	97,116
State registration fees	60,955
Reports and notices to shareholders	49,410
Trustees’ fees	29,514
Insurance expense	27,656
Other expenses	45,568
Total expenses	1,102,125
Fee waivers by investment advisor and administrator	(580,324)
Net expenses	521,801
Net investment income	13,079,042
Net realized gain	19
Net increase in net assets resulting from operations	$13,079,061

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$13,079,042	$4,510,242
Net realized gain	19	13
Net increase in net assets resulting from operations	13,079,061	4,510,255
Dividends and distributions to shareholders from:

Net investment income	(13,079,042)	(4,510,242)
Net increase (decrease) in net assets from beneficial interest transactions	(175,685,338)	646,667,430
Net increase (decrease) in net assets	(175,685,319)	646,667,443
Net assets:

Beginning of year	1,275,586,872	628,919,429
End of year	$1,099,901,553	$1,275,586,872
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.004	0.002	0.001	0.001
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.011	0.004	0.002	0.001	0.001
Dividends from net investment income	(0.011)	(0.004)	(0.002)	(0.001)	(0.001)
Distributions from net realized gains	—	—	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.011)	(0.004)	(0.002)	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.14%	0.42%	0.18%[3]	0.08%	0.11%[4]
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.11%	0.13%	0.12%	0.11%
Expenses after fee waivers	0.05%	0.05%	0.07%	0.07%	0.07%
Net investment income	1.13%	0.45%	0.19%	0.08%	0.10%
Supplemental data:
Net assets, end of year (000’s)	$1,099,902	$1,275,587	$628,919	$427,172	$501,483

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and nongovernmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.
[4]	In August 2013, UBS Asset Management (Americas) Inc. made a voluntary cash payment of $57,843 to the fund in order to address a differential between the number of shares outstanding and the fund’s net assets. The differential was attributed to historical, embedded capital losses that were experienced by the fund over several years prior to the credit crisis of 2008. Payment from investment advisor had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

See accompanying notes to financial statements.

11

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments: Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

12

UBS Liquid Assets Government Fund

Notes to financial statements

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share: The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates: By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

13

UBS Liquid Assets Government Fund

Notes to financial statements

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the year ended April 30, 2018 its direct advisory/administrative costs and expenses approximate an annual rate of 0.05% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the year ended April 30, 2018, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2018, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $14,946,538. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2018	2017
Shares sold	8,581,720,416	8,134,821,381
Shares repurchased	(8,769,866,157)	(7,492,341,775)
Dividends reinvested	12,460,403	4,187,824
Net increase (decrease) in shares outstanding	(175,685,338)	646,667,430

14

UBS Liquid Assets Government Fund

Notes to financial statements

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2018 and April 30, 2017 was ordinary income in the amount of $13,079,042 and $4,510,242, respectively.

At April 30, 2018, the components of accumulated earnings on a tax basis were undistributed ordinary income of $346,140.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 22, 2010 may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2018, the Fund had no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

UBS Liquid Assets Government Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of UBS Liquid Assets Government Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS Liquid Assets Government Fund (the “Fund”) (one of the funds constituting the UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2018, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

16

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $13,079,042 of ordinary income distributions paid as qualified interest income.

17

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 76 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since November 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 12 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

18

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 77 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 71 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 78 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

19

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 58 c/o Keith A. Weller, Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

20

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 50	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 54	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is chair of the Americas Product Structuring Committee. Mr. Carver is president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 39	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since October 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 40	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM— Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 61	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 54	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 60	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 50	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since October 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

21

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 30	Vice President and Assistant Secretary	Since May 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 40	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 52	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 58	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS AM—Americas region and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 15 investment companies (consisting of 71 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 44	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 52	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 33	Vice President and Assistant Secretary	Since May 2018	Mr. Stacey is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 34	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[2]; 56	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

22

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S131

Limited Purpose Cash Investment Fund

Annual Report  |  April 30, 2018

Limited Purpose Cash Investment Fund

June 15, 2018

Dear Shareholder,

We present you with the annual report for Limited Purpose Cash Investment Fund (the “Fund”) for the 12 months ended April 30, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2018 and ended the reporting period with that rate in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Fund’s yield remained relatively low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2018 was 1.54%, versus 0.72% on April 30, 2017 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% and 3.2% seasonally adjusted annualized rate during the second and third quarters of 2017, respectively. The latter reading represented the strongest pace since the first quarter of 2015. Fourth quarter 2017 GDP grew at a 2.9% rate. Finally, based on the US Commerce Department’s initial reading, first quarter 2018 GDP growth was 2.3%.

Q.	How did the Fed react to the economic environment?
A.	The Fed raised interest rates three time during the reporting period as it sought to gradually normalize monetary policy. After raising rates in June 2017, the Fed again raised rates in December 2017, bringing the federal funds rate to a range between 1.25% and 1.50%. In addition, starting in October 2017, the Fed began reducing its sizable balance sheet. Finally, in March 2018, the Fed raised rates to a range between 1.50% and 1.75%. This marked the Fed’s sixth rate hike since December 2015 and the first for new Fed Chairman Jerome Powell.

Q.	How did you position the Fund over the reporting period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 42 days when the reporting period began. At period-end on April 30, 2018, it was 28 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government securities and agency securities along with repurchase agreements backed by these securities.

Q.	What types of securities did the Fund emphasize?
A.	At the security level, we increased the Fund’s exposure to US government obligations and decreased its exposure to US government agency obligations and repurchase agreements. Elsewhere, we initiated a small position in time deposits. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We believe the US economy will continue to expand, albeit at a relatively modest pace. In our view, inflation may tick higher, but generally be well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2018. The views and opinions in the letter were current as of June 15, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs — for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2017	Ending account value[1] April 30, 2018	Expenses paid during period[2] 11/01/17 to 04/30/18	Expense ratio during the period
Actual	$1,000.00	$1,006.30	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06
[1]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—April 30, 2018 (unaudited)

Limited Purpose Cash Investment Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.54%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.55
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.48
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.48
Weighted average maturity[2]	28 days

Portfolio composition[3]
US government and agency obligations	64.9%
Repurchase agreements	34.2
Time deposits	1.8
Other assets less liabilities	(0.9)
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—64.88%
Federal Home Loan Bank 1.705%, due 05/23/18[1]	$31,000,000	$30,967,794
1.715%, due 06/19/18[1]	53,000,000	52,875,200
1.740%, due 06/26/18[1]	55,000,000	54,851,989
1.745%, due 07/13/18[1]	75,000,000	74,720,167
1.790%, due 07/18/18[1]	27,520,000	27,410,287
1.818%, due 07/20/18[1]	100,000,000	99,591,111
US Treasury Bills 1.386%, due 05/10/18[1]	410,000,000	409,841,637
1.387%, due 05/03/18[1]	515,000,000	514,955,329
1.396%, due 05/17/18[1]	370,000,000	369,737,711
1.426%, due 05/31/18[1]	400,000,000	399,447,500
1.430%, due 05/24/18[1]	450,000,000	449,540,721
1.433%, due 06/14/18[1]	265,000,000	264,466,393
1.451%, due 06/07/18[1]	390,000,000	389,343,135
1.517%, due 06/21/18[1]	75,000,000	74,820,703
1.626%, due 07/26/18[1]	242,000,000	240,970,239
1.648%, due 07/19/18[1]	217,500,000	216,662,353
1.690%, due 07/05/18[1]	201,000,000	200,365,437
1.705%, due 07/12/18[1]	108,000,000	107,624,430
1.804%, due 08/09/18[1]	73,000,000	72,625,882
1.835%, due 08/02/18[1]	57,000,000	56,730,874
1.946%, due 10/18/18[1]	34,000,000	33,686,114
1.982%, due 10/25/18[1]	75,000,000	74,274,945
US Treasury Notes 0.625%, due 06/30/18	240,000,000	239,552,330
1.000%, due 05/15/18	145,000,000	144,963,147
Total US government and agency obligations (cost—$4,600,563,898)		4,600,025,428

Time deposits—1.83%
Banking-non-US—1.83%
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	65,000,000	65,000,000
Natixis 1.680%, due 05/01/18	65,000,000	65,000,000
Total time deposits (cost—$130,000,000)		130,000,000

Repurchase agreements—34.20%
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $161,910,700 US Treasury Bond, 3.750% due 08/15/41 and $832,094,900 US Treasury Notes, 1.500% to 2.625% due 01/31/22 to 08/15/26; (value—$969,000,074); proceeds: $950,045,389	950,000,000	950,000,000
Repurchase agreement dated 04/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.720% due 05/01/18, collateralized by $28,686,900 US Treasury Bond, 3.000% due 05/15/47, $87,296,000 US Treasury Inflation Index Note, 0.625% due 04/15/23 and $432,356,600 US Treasury Note, 1.625% due 07/31/19; (value—$545,700,041); proceeds: $535,025,561	535,000,000	535,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.730% due 05/01/18, collateralized by $90,213,000 Federal Farm Credit Bank obligations, 2.150% to 3.670% due 07/17/19 to 04/06/45, $27,850,000 Federal Home Loan Bank obligations, 3.240% to 4.000% due 03/20/28 to 10/24/29, $12,036,000 Federal Home Loan Mortgage Corp. obligation, 2.375% due 01/13/22, $2,190,000 Federal National Mortgage Association obligation, 1.875% due 02/19/19 and $18,700,000 Federal National Mortgage Association Principal STRIP obligation, zero coupon due 03/23/28; (value—$142,800,122); proceeds: $140,006,728

$140,000,000		$140,000,000

Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.690% due 05/01/18, collateralized by $42,139,700 US Treasury Bills, zero coupon due 06/07/18 to 03/28/19, $155,720,800 US Treasury Bonds, 2.500% to 8.750% due 05/15/20 to 02/15/48, $22,169,400 US Treasury Inflation Index Bonds, 1.000% to 3.625% due 01/15/25 to 02/15/48, $70,678,800 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/28, $500,155,800 US Treasury Notes, 0.875% to 3.375% due 07/15/18 to 02/15/28, $28,296,100 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 08/15/46 and $333,901 US Treasury Bond STRIP, zero coupon due 05/15/23; (value—$816,018,980); proceeds: $800,037,556

800,000,000		800,000,000
Total repurchase agreements (cost—$2,425,000,000)		2,425,000,000
Total investments (cost—$7,155,563,898)—100.91%		7,155,025,428

Liabilities in excess of other assets—(0.91)%		(64,644,988)
Net assets—100.00%		$7,090,380,440

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$4,600,025,428	$—	$4,600,025,428
Time deposits	—	130,000,000	—	130,000,000
Repurchase agreements	—	2,425,000,000	—	2,425,000,000
Total	$—	$7,155,025,428	$—	$7,155,025,428

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2018

Assets:
Investments, at value (cost—$4,730,563,898)	$4,730,025,428
Repurchase agreements, at value (cost—$2,425,000,000)	2,425,000,000
Total investments in securities, at value (cost—$7,155,563,898)	7,155,025,428
Cash	456,728
Receivable for interest	1,291,568
Total assets	7,156,773,724

Liabilities:
Payable for investments purchased	56,735,607
Dividends payable to shareholders	9,294,729
Payable to affiliate	362,948
Total liabilities	66,393,284

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$7,090,920,779
Accumulated net realized loss	(1,869)
Net unrealized depreciation	(538,470)
Net assets	$7,090,380,440
Shares outstanding	7,091,505,000
Net asset value per share	$0.9998

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the year ended April 30, 2018
Investment income:
Interest	$73,092,063
Expenses:
Investment advisory and administration fees	7,272,430
Trustees’ fees	81,926
Total expenses	7,354,356
Fee waivers and/or expense reimbursements by investment advisor and administrator	(3,677,178)
Net expenses	3,677,178
Net investment income	69,414,885
Net realized loss	(1,869)
Net change in unrealized appreciation/depreciation	(477,018)
Net realized and unrealized loss from investment activities	(478,887)
Net increase in net assets resulting from operations	$68,935,998

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the year ended April 30, 2018	For the period from April 11, 2017[1] to April 30, 2017
From operations:

Net investment income	$69,414,885	$385,057
Net realized loss	(1,869)	—
Net change in unrealized depreciation	(477,018)	(61,452)
Net increase in net assets resulting from operations	68,935,998	323,605
Dividends and distributions to shareholders from:

Net investment income	(69,414,885)	(385,057)
Net increase in net assets from beneficial interest transactions	5,120,895,167	1,970,025,612
Net increase in net assets	5,120,416,280	1,969,964,160
Net assets:

Beginning of period	1,969,964,160	—
End of period	$7,090,380,440	$1,969,964,160
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the year ended April 30, 2018	For the period from April 11, 2017[1] to April 30, 2017
Net asset value, beginning of period	$1.0000	$1.0000
Net investment income	0.0109	0.0004
Net realized and unrealized gains (losses)	(0.0002)	0.0000 [2]
Net increase from operations	0.0107	0.0004
Dividends from net investment income	(0.0109)	(0.0004)
Net asset value, end of period	$0.9998	$1.0000
Total investment return[3]	1.07%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%	0.06%[4]
Net investment income	1.13%	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$7,090,380	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments: Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

Limited Purpose Cash Investment Fund

Notes to financial statements

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund: Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering document).

Liquidity fee and/or redemption gates: Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended April 30, 2018, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal

Limited Purpose Cash Investment Fund

Notes to financial statements

proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2018, UBS AM is owed $725,895 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2018, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the year ended April 30, 2018, UBS AM waived $3,677,178 in investment advisory and administration fees; such amount is not subject to future recoupment. At April 30, 2018, UBS AM owed the Fund $362,947.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At April 30, 2018, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2018, the Fund purchased and sold certain securities (e.g., fixed

Limited Purpose Cash Investment Fund

Notes to financial statements

income securities) in principal trades with Morgan Stanley, having an aggregate value of $9,999,747. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the year ended April 30, 2018		For the period from April 11, 2017[1] to April 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	21,661,660,292	$21,658,681,714	1,970,025,612	$1,970,025,612
Shares repurchased	(16,572,469,392)	(16,570,070,251)	—	—
Dividends reinvested	32,288,488	32,283,704	—	—
Net increase	5,121,479,388	$5,120,895,167	1,970,025,612	$1,970,025,612

[1]	Commencement of operations.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2018 and fiscal period ended April 30, 2017, was ordinary income in the amount of $69,414,885 and $385,057, respectively.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$9,934
Gross unrealized depreciation	(548,404)
Net unrealized depreciation	$(538,470)

At April 30, 2018, the components of accumulated earnings on a tax basis was undistributed ordinary income of $9,294,729 and unrealized depreciation of $(538,470).

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2018, the Fund had post-enactment short-term capital loss carryforwards of $(1,869).

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would

Limited Purpose Cash Investment Fund

Notes to financial statements

require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in April 2017, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Limited Purpose Cash Investment Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Limited Purpose Cash Investment Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of Limited Purpose Cash Investment Fund (the “Fund”), (one of the series constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended April 30, 2018 and the period from April 11, 2017 (commencement of operations) through April 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting UBS Series Funds) at April 30, 2018, the results of its operations for the year then ended, the changes in net assets and financial highlights for the year then ended and the period from April 11, 2017 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.lpcif.com. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $69,414,885 of ordinary income distributions paid as qualified interest income.

17

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 76 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since November 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 12 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

18

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 77 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 71 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 78 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

19

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 58 c/o Keith A. Weller, Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

20

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 50	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 54	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is chair of the Americas Product Structuring Committee. Mr. Carver is president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 39	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since October 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 40	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM— Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 61	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 54	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 60	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 50	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since October 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

21

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 30	Vice President and Assistant Secretary	Since May 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 40	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 52	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 58	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS AM—Americas region and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 15 investment companies (consisting of 71 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 44	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 52	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 33	Vice President and Assistant Secretary	Since May 2018	Mr. Stacey is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 34	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[2]; 56	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

22

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

©UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

UBS RMA Government Money Market Fund

Annual Report  |  April 30, 2018

UBS RMA Government Money Market Fund

June 15, 2018

Dear Shareholder,

We present you with the annual report for UBS RMA Government Money Market Fund for the 12 months ended April 30, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2018 and ended the reporting period with that rate in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Fund’s yield remained relatively low during the reporting period.

The seven-day current yield for the Fund as of April 30. 2018 was 1.24%, versus 0.30% on April 30, 2017. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 5.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% and 3.2% seasonally adjusted annualized rate during the second and third quarters of 2017, respectively. The latter reading represented the strongest pace since the first quarter of 2015. Fourth quarter 2017 GDP grew at a 2.9% rate. Finally, based on the US Commerce Department’s initial reading, first quarter 2018 GDP growth was 2.3%.

Q.	How did the Fed react to the economic environment?
A.	The Fed raised interest rates three time during the reporting period as it sought to gradually normalize monetary policy. After raising rates in June 2017, the Fed again raised rates in December 2017, bringing the federal funds rate to a range between 1.25% and 1.50%. In addition, starting in October 2017, the Fed began reducing its sizable balance sheet. Finally, in March 2018, the Fed raised rates to a range between 1.50% and 1.75%. This marked the Fed’s sixth rate hike since December 2015 and the first for new Fed Chairman Jerome Powell.

Q.	How did you position the Fund over the reporting period?
A.	The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 56 days when the reporting period began. At period end on April 30, 2018, it was 24 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did the Government Master Fund emphasize?
A.	At the security level, we increased the Master Fund’s exposures to direct US government and agency obligations and reduced its exposure to repurchase agreements backed by government securities. (Repurchase agreements

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We believe the US economy will continue to expand, albeit at a relatively modest pace. In our view, inflation may tick higher, but generally be well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2018. The views and opinions in the letter were current as of June 15, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

3

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value November 1, 2017	Ending account value[2] April 30, 2018	Expenses paid during period[3] 11/01/17 to 04/30/18	Expense ratio during the period
Actual	$1,000.00	$1,004.40	$2.44	0.49%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.37	2.46	0.49

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

4

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—April 30, 2018 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.24%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.25
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.24
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.24
Weighted average maturity[2]	24 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2018

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$5,770,184,735, which approximates cost for federal income tax purposes)	$5,770,184,735
Other assets	75,164
Total assets	5,770,259,899

Liabilities:
Dividends payable to shareholders	5,747,740
Payable to affiliate	1,685,245
Accrued expenses and other liabilities	564,908
Total liabilities	7,997,893

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 5,762,331,832 outstanding	$5,762,331,832
Accumulated net realized losses	(69,826)
Net assets	$5,762,262,006
Net asset value per share	$1.00

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of operations

For the year ended April 30, 2018
Investment income:
Interest income allocated from Master Fund	$75,858,809
Expenses allocated from Master Fund	(6,565,773)
Net investment income allocated from Master Fund	69,293,036
Expenses:
Service fees	16,400,560
Administration fees	6,558,894
Transfer agency and related services fees	1,827,352
Reports and notices to shareholders	244,129
State registration fees	166,102
Professional fees	56,214
Trustees’ fees	52,902
Insurance fees	40,626
Organization fees	19,190
Accounting fees	13,267
Other expenses	72,910
Net expenses	25,452,146
Net investment income	43,840,890
Net realized loss allocated from Master Fund	(69,826)
Net increase in net assets resulting from operations	$43,771,064

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$43,840,890	$6,247,264
Net realized gains (losses)	(69,826)	233,365
Net increase in net assets resulting from operations	43,771,064	6,480,629
Dividends and distributions to shareholders from:

Net investment income	(43,840,890)	(6,247,264)
Net realized gains	(185,416)	(47,949)
Total dividends and distributions to shareholders	(44,026,306)	(6,295,213)
Net increase (decrease) in net assets from beneficial interest transactions	(2,454,386,117)	8,216,717,949
Net increase (decrease) in net assets	(2,454,641,359)	8,216,903,365
Net assets:

Beginning of period	8,216,903,365	—
End of period	$5,762,262,006	$8,216,903,365
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.007	0.001
Net realized gains (losses)	(0.000)[2]	0.000 [2]
Net increase from operations	0.007	0.001
Dividends from net investment income	(0.007)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.69%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.49%	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.49%	0.41%[5]
Net investment income[4]	0.67%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$5,762,262	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (36.80% at April 30, 2018).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

10

UBS RMA Government Money Market Fund

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/ distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, as amended, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At April 30, 2018, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$481,499

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and for the year ended April 30, 2018, UBS AM did not owe and/or waive fees/reimburse expenses under this undertaking.

11

UBS RMA Government Money Market Fund

Notes to financial statements

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At April 30, 2018, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$1,203,746

UBS AM—US may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and for the year ended April 30, 2018, UBS AM—US did not owe and/or waive fees/reimburse expenses under this undertaking.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the year ended April 30, 2018, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$1,047,504

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Shares sold	58,479,716,844	61,963,643,642
Shares repurchased	(60,971,727,684)	(53,750,989,700)
Dividends reinvested	37,624,723	4,064,007
Net increase (decrease) in shares outstanding	(2,454,386,117)	8,216,717,949

[1]	Commencement of operations.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2018 and fiscal period ended April 30, 2017, was ordinary income in the amount of $44,026,306 and $6,295,213, respectively.

12

UBS RMA Government Money Market Fund

Notes to financial statements

At April 30, 2018, the components of accumulated earnings on a tax basis was undistributed ordinary income of $5,798,579 for RMA Government Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2018, the Fund had post-enactment short-term capital loss carryforwards of $(69,826).

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

13

UBS RMA Government Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of UBS RMA Government Money Market Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (the “Fund”), (one of the series constituting UBS Series Funds (the “Trust”)), as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 24, 2016 to April 30, 2017, the financial highlights for the year then ended and the period from June 24, 2016 (commencement of operations) through April 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting UBS Series Funds) at April 30, 2018, the results of its operations for the year then ended, the changes in net assets for the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) to April 30, 2017 and financial highlights for the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

14

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund and Master Fund will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s and Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund and Master Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of the Master Fund’s portfolio holdings; and (b) information regarding the Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $43,840,890 and $185,416 of ordinary income distributions paid as qualified interest income and qualified short term capital gains, respectively.

15

Master Trust

Annual Report  |  April 30, 2018

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2017	Ending account value April 30, 2018	Expenses paid during period[1] 11/01/17 to 04/30/18	Expense ratio during the period

Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Government Master Fund

Portfolio characteristics at a glance—April 30, 2018 (unaudited)

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
US government and agency obligations	72.9%
Repurchase agreements	27.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although the Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, the Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—72.93%
Federal Farm Credit Bank 1.220%, due 05/01/18[1]	$100,000,000	$100,000,000
1.620%, due 10/30/18[1]	50,000,000	49,590,500
1.730%, due 06/26/18[1]	46,000,000	45,876,209
1.740%, due 07/09/18[1]	22,800,000	22,723,962
1 mo. USD LIBOR – 0.095%, 1.792%, due 05/03/18[2]	100,000,000	99,998,513
1 mo. USD LIBOR – 0.085%, 1.816%, due 05/30/18[2]	77,000,000	76,995,820
1 mo. USD LIBOR + 0.050%, 1.947%, due 05/11/18[2]	133,000,000	133,006,488
1 mo. USD LIBOR + 0.055%, 1.950%, due 05/08/18[2]	128,700,000	128,694,630
1 mo. USD LIBOR + 0.090%, 1.968%, due 05/05/18[2]	95,000,000	95,000,247
1 mo. USD LIBOR + 0.090%, 1.987%, due 05/25/18[2]	100,000,000	99,998,697
1 mo. USD LIBOR + 0.140%, 2.031%, due 05/06/18[2]	118,500,000	118,498,499
Federal Home Loan Bank
1.580%, due 07/02/18[1]	150,000,000	149,591,833
1.600%, due 05/03/18[1]	158,000,000	157,985,956
1.600%, due 05/04/18[1]	112,000,000	111,985,067
1.620%, due 05/04/18[1]	140,000,000	139,981,100
1.645%, due 05/16/18[1]	88,100,000	88,039,615
1.650%, due 05/23/18[1]	131,925,000	131,791,976
1.650%, due 06/14/18[1]	93,000,000	92,812,450
1.668%, due 06/06/18[1]	150,000,000	149,749,800
1.670%, due 06/11/18[1]	75,000,000	74,857,354
1.670%, due 06/13/18[1]	167,000,000	166,666,881
1.675%, due 06/05/18[1]	185,000,000	184,698,733
1.685%, due 06/04/18[1]	77,000,000	76,877,463
1.685%, due 06/08/18[1]	77,000,000	76,863,047
1.690%, due 05/08/18[1]	150,000,000	149,950,708
1.690%, due 05/24/18[1]	140,000,000	139,848,839
1.697%, due 06/15/18[1]	165,000,000	164,649,994
1.700%, due 05/23/18[1]	170,000,000	169,823,389
1.700%, due 05/25/18[1]	16,000,000	15,981,867
1.700%, due 06/04/18[1]	50,000,000	49,919,722
1.700%, due 06/14/18[1]	160,000,000	159,667,556
1.705%, due 05/30/18[1]	144,000,000	143,802,220
1.710%, due 06/01/18[1]	138,725,000	138,520,727
1.715%, due 06/19/18[1]	116,000,000	115,729,221
1.719%, due 05/18/18[1]	24,000,000	23,980,518
1.720%, due 06/18/18[1]	92,250,000	92,038,440
1.722%, due 07/06/18[1]	145,000,000	144,542,235
1 mo. USD LIBOR – 0.155%, 1.723%, due 05/05/18[2]	136,000,000	136,000,000
1.724%, due 07/11/18[1]	80,000,000	79,727,991
1.735%, due 07/09/18[1]	91,500,000	91,195,724
1 mo. USD LIBOR – 0.140%, 1.738%, due 05/05/18[2]	160,000,000	160,000,000
1.740%, due 05/10/18[1]	65,100,000	65,071,681
1.740%, due 05/16/18[1]	22,000,000	21,984,050
1.740%, due 06/26/18[1]	150,000,000	149,594,000
1 mo. USD LIBOR – 0.155%, 1.742%, due 05/12/18[2]	84,000,000	84,000,000

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.135%, 1.743%, due 05/05/18[2]	$143,000,000	$143,000,000
1.745%, due 07/13/18[1]	82,000,000	81,709,845
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/15/18[2]	93,000,000	93,000,000
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/25/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/12/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/25/18[2]	163,000,000	163,000,000
1.756%, due 06/27/18[1]	75,000,000	74,791,475
1 mo. USD LIBOR – 0.130%, 1.757%, due 05/01/18[2]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/16/18[2]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/25/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.135%, 1.759%, due 05/12/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.135%, 1.762%, due 05/16/18[2]	231,000,000	230,999,827
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/08/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/09/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.120%, 1.767%, due 05/01/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/10/18[2]	164,000,000	164,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/16/18[2]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/25/18[2]	92,000,000	92,000,000
1 mo. USD LIBOR – 0.115%, 1.768%, due 05/04/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.125%, 1.769%, due 05/12/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.115%, 1.772%, due 05/03/18[2]	45,000,000	45,004,838
1 mo. USD LIBOR – 0.125%, 1.772%, due 05/20/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 1.775%, due 05/27/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.115%, 1.779%, due 05/18/18[2]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.120%, 1.781%, due 05/28/18[2]	75,000,000	74,999,903
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/24/18[2]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/25/18[2]	67,000,000	67,000,000

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	$98,750,000	$98,750,000
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	75,000,000	75,000,000
1.785%, due 07/20/18[1]	185,000,000	184,266,167
1 mo. USD LIBOR – 0.110%, 1.786%, due 05/17/18[2]	90,000,000	90,000,000
1.786%, due 07/18/18[1]	75,000,000	74,709,775
3 mo. USD LIBOR – 0.235%, 1.790%, due 06/06/18[2]	86,800,000	86,795,373
1 mo. USD LIBOR – 0.105%, 1.793%, due 05/22/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.100%, 1.794%, due 05/18/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	100,000,000	100,000,056
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.090%, 1.800%, due 05/06/18[2]	164,500,000	164,500,000
1 mo. USD LIBOR – 0.100%, 1.801%, due 05/28/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.085%, 1.802%, due 05/03/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.095%, 1.803%, due 05/21/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/11/18[2]	35,000,000	35,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/14/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/17/18[2]	90,500,000	90,500,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 1.827%, due 05/25/18[2]	80,000,000	80,026,794
1 mo. USD LIBOR – 0.070%, 1.831%, due 05/28/18[2]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 1.846%, due 05/06/18[2]	77,500,000	77,507,402
3 mo. USD LIBOR – 0.160%, 1.846%, due 05/30/18[2]	50,000,000	50,004,077
1.852%, due 07/27/18[1]	145,000,000	144,351,028
3 mo. USD LIBOR – 0.163%, 1.862%, due 06/05/18[2]	99,000,000	99,000,155
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/10/18[2]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/24/18[2]	78,000,000	78,000,000
US Treasury Bills 1.337%, due 05/10/18[1]	226,000,000	225,921,983
1.412%, due 05/24/18[1]	320,000,000	319,711,222
1.638%, due 06/07/18[1]	184,000,000	183,690,283
1.771%, due 08/09/18[1]	220,750,000	219,661,226
1.946%, due 10/18/18[1]	76,000,000	75,301,782
1.982%, due 10/25/18[1]	155,000,000	153,489,575

Security description	Face Amount	Value
US government and agency obligations—(concluded)
US Treasury Note 3 mo. Treasury money market yield + 0.033%, 1.872%, due 05/01/18[2]	$91,000,000	$91,012,646
Total US government and agency obligations (cost—$11,433,469,154)		11,433,469,154

Repurchase agreements—27.00%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $233,389,600 US Treasury Bond, 2.875% due 11/15/46 and $445,842,200 US Treasury Notes, 1.000% to 2.375% due 03/15/19 to 08/31/24; (value—$663,000,037); proceeds: $650,213,597	650,000,000	650,000,000
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.700% due 05/01/18, collateralized by $100,875,787 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 08/25/46, $300,752,883 Federal National Mortgage Association obligations, 3.000% to 4.868% due 09/25/30 to 12/01/47 and $748,953,354 Government National Mortgage Association obligations, 2.700% to 5.500% due 08/16/33 to 02/20/46; (value—$230,218,756); proceeds: $225,074,375	225,000,000	225,000,000
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.680% due 05/02/18, collateralized by $155,106,688 Federal Home Loan Mortgage Corp. obligations, 1.349% to 4.000% due 10/15/37 to 01/01/48, $280,459,881 Federal National Mortgage Association obligations, 3.000% to 5.000% due 06/01/28 to 11/01/47 and $475,696,971 Government National Mortgage Association obligations, 0.716% to 4.153% due 05/16/40 to 06/20/67; (value—$255,591,477); proceeds: $250,081,667	250,000,000	250,000,000
Repurchase agreement dated 04/26/18 with Barclays Bank PLC, 1.690% due 05/03/18, collateralized by $440,000 Federal Home Loan Bank obligation, 3.400% due 09/25/37, $251,046,432 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.333% due 02/25/28 to 12/01/47, $275,968,862 Federal National Mortgage Association obligations, 1.485% to 4.229% due 01/25/28 to 09/25/57, $61,311,222 Government National Mortgage Association obligations, 0.716% to 4.703% due 09/20/34 to 08/16/59, and $6,709,700 US Treasury Note, 2.875% due 04/30/25; (value—$153,288,358); proceeds: $150,049,292	150,000,000	150,000,000

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $34,419,200 US Treasury Bill, zero coupon due 09/20/18 and $657,893,000 US Treasury Notes, 1.125% to 2.000% due 06/15/18 to 08/15/25; (value—$683,400,149); proceeds: $670,032,011	$670,000,000	$670,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.700% due 05/01/18, collateralized by $14,938,000 Federal Farm Credit Bank obligations, 1.150% to 5.250% due 05/30/18 to 04/28/37, $285,000 Federal Home Loan Bank obligations, 0.875% to 3.625% due 08/15/19 to 03/16/37, $36,586,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/15/29 to 10/11/33, $305,000 Federal National Mortgage Association obligations, 1.875% to 6.250% due 09/24/26 to 05/15/29, $20,898,000 Federal National Mortgage Association Principal STRIP obligations, zero coupon due 03/23/28 to 11/15/30, $22,000 Federal National Mortgage Association STRIP obligation, zero coupon due 05/15/22, $1,718,900 US Treasury Bill, zero coupon due 09/20/18, $1,431,600 US Treasury Bond, 7.125% due 02/15/23, $37,399,000 US Treasury Note, 3.625% due 08/15/19 and $11,977,910 US Treasury Bond STRIPs, zero coupon due 11/15/21 to 02/15/33; (value—$102,000,000); proceeds: $100,004,722

	100,000,000	100,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,300 US Treasury Bills, zero coupon due 05/24/18 to 08/30/18, $294,402,600 US Treasury Notes, 0.875% to 2.500% due 07/15/18 to 03/31/23 and $3 US Treasury Bond STRIP, zero coupon due 05/15/36; (value—$293,760,015); proceeds: $288,012,000	288,000,000	288,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.700% due 05/01/18, collateralized by $51,439,401 Federal Home Loan Mortgage Corp. obligation, 4.000% due 12/01/47 and $144,180,293 Federal National Mortgage Association obligations, 3.000% to 3.003% due 09/01/28 to 01/01/48; (value—$153,000,000); proceeds: $150,049,583	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.570% due 06/04/18, collateralized by $219,806,195 Federal Home Loan Mortgage Corp. obligations, 2.160% to 5.000% due 08/01/19 to 04/01/48, $578,110,071 Federal National Mortgage Association obligations, 1.985% to 5.540% due 03/01/19 to 08/01/48 and $315,786,916 Government National Mortgage Association obligations, 2.500% to 4.644% due 04/20/38 to 11/20/65; (value—$510,000,001); proceeds: $500,763,194[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.710% due 05/01/18, collateralized by $969,454,437 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 08/01/19 to 05/15/48, $1,264,495,885 Federal National Mortgage Association obligations, 1.996% to 4.500% due 07/01/24 to 09/25/54 and $428,383,240 Government National Mortgage Association obligations, 2.500% to 4.500% due 07/20/29 to 04/20/48; (value—$1,224,000,470); proceeds: $1,200,057,000	1,200,000,000	1,200,000,000
Repurchase agreement dated 04/30/18 with Toronto-Dominion Bank, 1.740% due 05/01/18, collateralized by $21,865,793 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 08/01/25 to 01/01/47 and $58,546,786 Federal National Mortgage Association obligations, 3.000% to 5.500% due 07/01/26 to 02/01/48; (value—$51,000,001); proceeds: $50,002,417	50,000,000	50,000,000
Total repurchase agreements (cost—$4,233,000,000)		4,233,000,000
Total investments (cost—$15,666,469,154 which approximates cost for federal income tax purposes)—99.93%		15,666,469,154

Other assets in excess of liabilities—0.07%		10,461,936
Net assets — 100.00%		$15,676,931,090

Government Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,433,469,154	$—	$11,433,469,154
Repurchase agreements	—	4,233,000,000	—	4,233,000,000
Total	$—	$15,666,469,154	$—	$15,666,469,154

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.07%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.
[4]	Illiquid investment at the period end. Illiquid assets, in the amount of $500,000,000, represented 3.19% of net assets at the end of the period.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Government Master Fund

Statement of assets and liabilities

April 30, 2018

Assets:
Investments, at value (cost—$11,433,469,154)	$11,433,469,154
Repurchase agreements, at value (cost—$4,233,000,000)	4,233,000,000
Total investments in securities, at value (cost—$15,666,469,154)	$15,666,469,154
Cash	5,055,929
Receivable for interest	6,719,028
Total assets	15,678,244,111

Liabilities:
Payable to affiliate	1,313,021
Total liabilities	1,313,021
Net assets, at value	$15,676,931,090

See accompanying notes to financial statements.

Government Master Fund

Statement of operations

For the year ended April 30, 2018
Investment income:
Interest	$184,734,498
Expenses:
Investment advisory and administration fees	15,708,837
Trustees’ fees and expenses	105,106
Net expenses	15,813,943
Net investment income	168,920,555
Net realized losses	(140,090)
Net increase in net assets resulting from operations	$168,780,465

See accompanying notes to financial statements.

Government Master Fund

Statement of changes in net assets

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$168,920,555	$63,785,214
Net realized gains (losses)	(140,090)	461,078
Net increase in net assets resulting from operations	168,780,465	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,871,947,478)	17,315,851,811
Net increase (decrease) in net assets	(1,703,167,013)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,676,931,090	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.08%[2]
Net investment income	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.08%	0.35%
Net assets, end of period (000’s)	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder fund. Individual investors invest only into the feeder fund. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which

Government Master Fund

Notes to financial statements

there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such

Government Master Fund

Notes to financial statements

collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2018, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,313,021

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2018, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Government Master Fund

Notes to financial statements

UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and during the year ended April 30, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being considered an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2018, the Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value as follows:

Government Master Fund	$168,194,571

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$41,851,410,669	$51,345,380,769
Withdrawals	(43,723,358,147)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,871,947,478)	$17,315,851,811

[1]	Commencement of operations.

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

Government Master Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Government Master Fund

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities of Government Master Fund (the “Fund”), (one of the funds constituting the Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2018, the results of its operations for the year then ended, the changes in net assets and financial highlights for the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

31

Government Master Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Fund will file its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Fund upon request by calling 1-800-647 1568.

In addition, the Master Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 76 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since November 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 12 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

33

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 77 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 71 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 78 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

34

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 58 c/o Keith A. Weller, Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

35

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 50	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 54	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is chair of the Americas Product Structuring Committee. Mr. Carver is president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 39	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since October 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 40	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM— Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 61	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 54	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 60	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 50	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since October 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

36

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 30	Vice President and Assistant Secretary	Since May 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 40	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 52	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 58	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS AM—Americas region and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 15 investment companies (consisting of 71 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 44	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 52	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 33	Vice President and Assistant Secretary	Since May 2018	Mr. Stacey is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 34	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

37

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[2]; 56	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

38

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1676

UBS Institutional/Reserves Funds

Annual Report  |  April 30, 2018

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

June 15, 2018

Dear Shareholder,

We present you with the annual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the 12 months ended April 30, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2018 and ended the reporting period with that rate in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, in any) were as follows:

•	UBS Select Prime Institutional Fund: 1.86% as of April 30, 2018, versus 1.01% on April 30, 2017.

•	UBS Select Government Institutional Fund: 1.56% as of April 30, 2018, versus 0.62% as of April 30, 2017.

•	UBS Select Treasury Institutional Fund: 1.50% as of April 30, 2018, versus 0.62% on April 30, 2017.

•	UBS Prime Reserves Fund: 1.76% as of April 30, 2018, versus 0.89% on April 30, 2017.

•	UBS Tax-Free Reserves Fund: 1.48% as of April 30, 2018, versus 0.71% on April 30, 2017.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% and 3.2% seasonally adjusted annualized rate during the second and third quarters of 2017, respectively. The latter reading represented the strongest pace since the first quarter of 2015. Fourth quarter 2017 GDP grew at a 2.9% rate. Finally, based on the US Commerce Department’s initial reading, first quarter 2018 GDP growth was 2.3%.

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

Q.	How did the Fed react to the economic environment?
A.	The Fed raised interest rates three times during the reporting period as it sought to gradually normalize monetary policy. After raising rates in June 2017, the Fed again raised rates in December 2017, bringing the federal funds rate to a range between 1.25% and 1.50%. In addition, starting in October 2017, the Fed began reducing its sizable balance sheet. Finally, in March 2018, the Fed raised rates to a range between 1.50% and 1.75%. This marked the Fed’s sixth rate hike since December 2015 and the first for new Fed Chairman Jerome Powell.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 25 days. By the end of the period on April 30, 2018, the Master Fund’s WAM was 21 days.

At the issuer level, we maintained a high level of diversification with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers for securities with maturities past overnight throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to certificates of deposit and commercial paper. Conversely, we decreased its exposures to repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 56 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2018, it was 24 days. At the security level, we increased the Master Fund’s exposures to direct US government and agency obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 49 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 25 days. At the security level, we increased the Master Fund’s exposure to US government obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 26 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 17 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to direct US government and agency obligations, certificates of deposit and time deposits.

•	The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM again was six days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and notes and slightly reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

We believe the US economy will continue to expand, albeit at a relatively modest pace. In our view, inflation may tick higher, but generally be well behaved. Against this backdrop, we believe the Fed will take a measured

2

UBS Institutional/Reserves Funds

approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 month period ended April 30, 2018. The views and opinions in the letter were current as of June 15, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2017	Ending account value[2] April 30, 2018	Expenses paid during period[3] 11/01/17 to 04/30/18	Expense ratio during the period
UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,007.50	$0.65	0.13%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.15	0.65	0.13

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,006.00	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,006.00	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Prime Reserves Fund
Actual	$1,000.00	$1,007.10	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,005.10	$0.89	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

5

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2018 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.86%
Seven-day effective yield after fee waivers[1]	1.88
Seven-day current yield before fee waivers[1]	1.82
Seven-day effective yield before fee waivers[1]	1.82
Weighted average maturity[2]	21 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Institutional Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.56%
Seven-day effective yield after fee waivers[1]	1.58
Seven-day current yield before fee waivers[1]	1.56
Seven-day effective yield before fee waivers[1]	1.56
Weighted average maturity[2]	24 days

Table footnotes are on page 7.

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.50%
Seven-day effective yield after fee waivers[1]	1.52
Seven-day current yield before fee waivers[1]	1.50
Seven-day effective yield before fee waivers[1]	1.50
Weighted average maturity[2]	25 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2018 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.76%
Seven-day effective yield after fee waivers[1]	1.78
Seven-day current yield before fee waivers[1]	1.76
Seven-day effective yield before fee waivers[1]	1.76
Weighted average maturity[2]	17 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.48%
Seven-day effective yield after fee waivers[1]	1.49
Seven-day current yield before fee waivers[1]	1.48
Seven-day effective yield before fee waivers[1]	1.48
Weighted average maturity[2]	6 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2018

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$5,234,378,443; $1,408,734,109; $4,337,623,701; $1,597,069,731 and $1,938,637,909, respectively, which approximates cost for federal income tax purposes)	$5,234,529,349

Liabilities:
Dividends payable to shareholders	7,786,921
Payable to affiliate	175,679
Total liabilities	7,962,600

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 5,226,076,677; 1,406,867,620; 4,331,835,291; 1,594,686,725 and 1,936,271,025 outstanding, respectively	5,226,415,368
Accumulated net realized gains (losses)	475
Net unrealized appreciation	150,906
Net assets	$5,226,566,749
Net asset value per share	$1.0001

8

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$1,408,734,109	$4,337,623,701	$1,597,069,731	$1,938,637,909

1,781,748	5,481,048	2,277,177	2,242,817
94,144	296,888	105,717	123,824
1,875,892	5,777,936	2,382,894	2,366,641

$1,406,867,620	$4,331,835,291	$1,594,686,725	$1,936,271,025
(9,403)	10,474	112	243
—	—	—	—
$1,406,858,217	$4,331,845,765	$1,594,686,837	$1,936,271,268
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2018

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$62,723,230
Expenses allocated from Master Fund	(4,208,000)
Expense waiver allocated from Master Fund	886,468
Net investment income allocated from Master Fund	59,401,698
Expenses:
Administration fees	3,324,672
Trustees’ fees	39,983
3,364,655
Fee waivers and/or Trustees’ fees reimbursement by administrator	(1,682,310)
Net expenses	1,682,345
Net investment income	57,719,353
Net realized gain (loss) allocated from Master Fund	5,946
Net change in unrealized depreciation allocated from Master Fund	(307,898)
Net increase in net assets resulting from operations	$57,417,401

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$16,333,162	$60,149,831	$16,669,173	$16,312,946
(1,373,570)	(5,177,838)	(1,143,536)	(1,592,962)
—	—	—	—
14,959,592	54,971,993	15,525,637	14,719,984

1,073,945	4,091,027	891,281	1,248,323
24,326	49,048	22,959	25,337
1,098,271	4,140,075	914,240	1,273,660
—	—	—	—
1,098,271	4,140,075	914,240	1,273,660
13,861,321	50,831,918	14,611,397	13,446,324
(9,403)	10,474	112	—
—	—	—	—
$13,851,918	$50,842,392	$14,611,509	$13,446,324

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$57,719,353	$14,789,401
Net realized gains	5,946	430,946
Net change in unrealized appreciation/depreciation	(307,898)	458,804
Net increase in net assets resulting from operations	57,417,401	15,679,151
Dividends and distributions to shareholders from:

Net investment income	(57,719,353)	(14,789,401)
Net realized gains	(13,441)	(445,736)
Total dividends and distributions to shareholders	(57,732,794)	(15,235,137)
Net increase (decrease) in net assets from beneficial interest transactions	2,919,690,548	(2,048,601,860)
Net increase (decrease) in net assets	2,919,375,155	(2,048,157,846)
Net assets:

Beginning of year	2,307,191,594	4,355,349,440
End of year	$5,226,566,749	$2,307,191,594
Accumulated undistributed net investment income	$—	$—

	UBS Select Government Institutional Fund
	For the year ended April 30, 2018	For the period from July 26, 2016[1] to April 30, 2017
From operations:

Net investment income	$13,861,321	$2,652,965
Net realized gains (losses)	(9,403)	20,747
Net increase in net assets resulting from operations	13,851,918	2,673,712
Dividends and distributions to shareholders from:

Net investment income	(13,861,321)	(2,652,965)
Net realized gains	(17,767)	(2,980)
Total dividends and distributions to shareholders	(13,879,088)	(2,655,945)
Net increase in net assets from beneficial interest transactions	302,412,715	1,104,454,905
Net increase in net assets	302,385,545	1,104,472,672
Net assets:

Beginning of period	1,104,472,672	—
End of period	$1,406,858,217	$1,104,472,672
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

12

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$50,831,918	$12,964,891
Net realized gains	10,474	57,218
Net increase in net assets resulting from operations	50,842,392	13,022,109
Dividends and distributions to shareholders from:

Net investment income	(50,831,918)	(12,964,891)
Net realized gains	(37,343)	(66,774)
Total dividends and distributions to shareholders	(50,869,261)	(13,031,665)
Net increase in net assets from beneficial interest transactions	59,037,544	444,726,050
Net increase in net assets	59,010,675	444,716,494
Net assets:

Beginning of year	4,272,835,090	3,828,118,596
End of year	$4,331,845,765	$4,272,835,090
Accumulated undistributed net investment income	$—	$—

	UBS Prime Reserves Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$14,611,397	$3,268,168
Net realized gains	112	3,370
Net increase in net assets resulting from operations	14,611,509	3,271,538
Dividends and distributions to shareholders from:

Net investment income	(14,611,397)	(3,268,168)
Net realized gains	(1,023)	(2,347)
Total dividends and distributions to shareholders	(14,612,420)	(3,270,515)
Net increase in net assets from beneficial interest transactions	852,013,536	445,845,328
Net increase in net assets	852,012,625	445,846,351
Net assets:

Beginning of year	742,674,212	296,827,861
End of year	$1,594,686,837	$742,674,212
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$13,446,324	$4,012,391
Net increase in net assets resulting from operations	13,446,324	4,012,391
Dividends and distributions to shareholders from:

Net investment income	(13,446,324)	(4,012,391)
Net realized gains	—	(2,559)
Total dividends and distributions to shareholders	(13,446,324)	(4,014,950)
Net increase in net assets from beneficial interest transactions	566,447,625	1,024,376,966
Net increase in net assets	566,447,625	1,024,374,407
Net assets:

Beginning of year	1,369,823,643	345,449,236
End of year	$1,936,271,268	$1,369,823,643
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

14

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0133	0.0057	0.002	0.000 [1]	0.000 [1]
Net realized and unrealized gains (losses)	(0.0001)	0.0004	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0132	0.0061	0.002	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0133)	(0.0057)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.0000)[2]	(0.0002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0133)	(0.0059)	(0.002)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.0001	$1.0002	$1.00	$1.00	$1.00
Total investment return[3]	1.33%	0.61%	0.17%	0.03%	0.03%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[4]	0.12%	0.15%	0.18%	0.18%	0.18%
Net investment income[4]	1.37%	0.51%	0.18%	0.03%	0.03%
Supplemental data:
Net assets, end of year (000’s)	$5,226,567	$2,307,192	$4,355,349	$4,140,538	$4,385,243

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

15

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the year ended April 30, 2018	For the period from July 26, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.010	0.003
Net realized gains (losses)	(0.000)[2]	0.000 [2]
Net increase from operations	0.010	0.003
Dividends from net investment income	(0.010)	(0.003)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	1.00%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.13%[5]
Net investment income[4]	1.01%	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,406,858	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

16

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.003	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.010	0.003	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.00%	0.30%	0.06%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.12%	0.06%	0.06%
Net investment income[3]	0.98%	0.30%	0.05%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$4,331,846	$4,272,835	$3,828,119	$4,291,607	$4,282,804

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

17

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.012	0.005	0.001
Net realized gains	0.000 [2]	0.000 [2]	—
Net increase from operations	0.012	0.005	0.001
Dividends from net investment income	(0.012)	(0.005)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.012)	(0.005)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	1.24%	0.54%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.08%[5]
Net investment income[4]	1.28%	0.58%	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,594,687	$742,674	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.008	0.004	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.008	0.004	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.83%	0.38%	0.03%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.05%	0.04%	0.08%
Net investment income[3]	0.84%	0.44%	0.02%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$1,936,271	$1,369,824	$345,449	$445,154	$483,311

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (formerly UBS Select Tax-Free Institutional Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016 and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (67.32% for Prime Institutional Fund, 8.99% for Government Institutional Fund, 24.06% for Treasury Institutional Fund, 67.38% for Prime Reserves Fund, and 58.25% for Tax-Free Reserves Fund at April 30, 2018.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

UBS Institutional/Reserves Funds

Notes to financial statements

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Institutional Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime Reserves Fund and Tax-Free Reserves Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended April 30, 2018, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

21

UBS Institutional/Reserves Funds

Notes to financial statements

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At April 30, 2018, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$351,357
Government Institutional Fund	94,144
Treasury Institutional Fund	296,888
Prime Reserves Fund	105,717
Tax-Free Reserves Fund	123,824

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2018, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

Effective November 1, 2016 through April 30, 2018, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.04% of its administrative fees. At April 30, 2018, UBS AM owed Prime Institutional Fund and for the year ended April 30, 2018, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Institutional Fund	$175,678	$1,682,310

22

UBS Institutional/Reserves Funds

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and for the year ended April 30, 2018, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Institutional Fund

	For the year ended April 30,
	2018		2017
	Shares	Amount	Shares	Amount
Shares sold	11,603,840,341	$11,604,595,479	7,074,115,738	$7,074,438,043
Shares repurchased	(8,732,124,862)	(8,732,551,362)	(9,135,055,499)	(9,135,369,732)
Dividends reinvested	47,644,450	47,646,431	12,329,829	12,329,829
Net increase (decrease)	2,919,359,929	$2,919,690,548	(2,048,609,932)	$(2,048,601,860)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the year ended April 30, 2018	For the period from July 26, 2016[1] to April 30, 2017
Shares sold	3,494,043,308	2,833,337,293
Shares repurchased	(3,203,113,355)	(1,730,708,030)
Dividends reinvested	11,482,762	1,825,642
Net increase in shares outstanding	302,412,715	1,104,454,905

Treasury Institutional Fund

	For the years ended April 30,
	2018	2017
Shares sold	19,697,386,343	14,711,316,535
Shares repurchased	(19,682,724,334)	(14,276,988,478)
Dividends reinvested	44,375,535	10,397,993
Net increase in shares outstanding	59,037,544	444,726,050

Prime Reserves Fund

	For the years ended April 30,
	2018	2017
Shares sold	3,097,203,241	1,588,200,519
Shares repurchased	(2,256,910,161)	(1,144,778,020)
Dividends reinvested	11,720,456	2,422,829
Net increase in shares outstanding	852,013,536	445,845,328

23

UBS Institutional/Reserves Funds

Notes to financial statements

Tax-Free Reserves Fund

	For the years ended April 30,
	2018	2017
Shares sold	3,120,834,966	2,660,424,248
Shares repurchased	(2,565,152,299)	(1,638,880,467)
Dividends reinvested	10,764,958	2,833,185
Net increase in shares outstanding	566,447,625	1,024,376,966

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2018 and April 30, 2017 were as follows:

	2018				2017
Fund	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
Prime Institutional Fund	$—	$57,732,794	$—	$—	$—	$15,235,137	$—	$—
Government Institutional Fund	—	13,879,088	—	—	—	2,655,945	—	—
Treasury Institutional Fund	—	50,869,261	—	—	—	13,031,439	226	—
Prime Reserves Fund	—	14,612,420	—	—	—	3,270,515	—	—
Tax-Free Reserves Fund	13,446,324	—	—	—	4,004,646	7,747	2,557	—

At April 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Total
Prime Institutional Fund	$—	$7,787,396	$—	$—	$150,906	$7,938,302
Government Institutional Fund	—	1,781,748	—	—	—	1,781,748
Treasury Institutional Fund	—	5,481,048	10,474	—	—	5,491,522
Prime Reserves Fund	—	2,277,289	—	—	—	2,277,289
Tax-Free Reserves Fund	2,243,060	—	—	—	—	2,243,060

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2018, Government Institutional Fund had post-enactment short-term capital loss carryforwards of $(9,403).

24

UBS Institutional/Reserves Funds

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Institutional Fund and Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

UBS Institutional/Reserves Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (collectively referred to as the “Funds”), (five of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting UBS Series Funds) at April 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Tax-Free Reserves Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018
UBS Select Government Institutional Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from July 26, 2016 (commencement of operations) through April 30, 2017
UBS Prime Reserves Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the two years in the period ended April 30, 2018 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

26

UBS Institutional/Reserves Funds

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

27

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site http://www.sec.gov).

Other tax information

Pursuant to Section 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Prime Institutional Fund	$56,621,178	$13,441
Government Institutional Fund	13,861,321	17,767
Treasury Institutional Fund	50,831,918	37,343
Prime Reserves Fund	14,611,397	1,023

28

Master Trust

Annual Report  |  April 30, 2018

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2017	Ending account value April 30, 2018	Expenses paid during period[1] 11/01/17 to 04/30/18	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,007.70	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

Government Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	43.8%
Canada	10.3
China	9.2
Sweden	8.7
Japan	7.4
Total	79.4%

Portfolio composition[2]
Commercial paper	55.1%
Certificates of deposit	22.8
Time deposits	12.0
Repurchase agreements	9.8
Short-term corporate obligations	0.2
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
US government and agency obligations	72.9%
Repurchase agreements	27.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
US government obligations	58.2%
Repurchase agreements	42.5
Other assets less liabilities	(0.7)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	54.5%
Canada	8.9
France	7.4
Sweden	7.1
China	6.6
Total	84.5%

Portfolio composition[2]
Commercial paper	51.9%
Repurchase agreements	19.4
Certificates of deposit	16.0
Time deposits	12.4
US government and agency obligations	0.2
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds and notes	94.7%
Tax-exempt commercial paper	5.1
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Time deposits—12.00%
Banking-non-US—12.00%
Branch Banking & Trust Co. 1.670%, due 05/01/18	$100,000,000	$100,000,000
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	200,000,000	200,000,000
DnB NOR Bank ASA 1.670%, due 05/01/18	65,000,000	65,000,000
Natixis 1.680%, due 05/01/18	141,000,000	141,000,000
Nordea Bank AB 1.670%, due 05/01/18	62,000,000	62,000,000
Skandinaviska Enskilda Banken AB 1.670%, due 05/01/18	145,000,000	145,000,000
Svenska Handelsbanken 1.670%, due 05/01/18	40,000,000	40,000,000
Toronto Dominion Bank Ltd. 1.680%, due 05/01/18	180,000,000	180,000,000
Total time deposits (cost—$933,000,000)		933,000,000

Certificates of deposit—22.82%
Banking-non-US—19.46%
Bank of Montreal 1.595%, due 05/09/18	32,000,000	31,998,557
1 mo. USD LIBOR + 0.160%, 2.038%, due 05/08/18[1]	15,000,000	15,002,103
3 mo. USD LIBOR + 0.100%, 2.278%, due 06/18/18[1]	40,000,000	40,019,075
3 mo. USD LIBOR + 0.180%, 2.488%, due 07/03/18[1]	40,000,000	40,007,791
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 0.060%, 1.899%, due 05/15/18[1]	35,000,000	35,001,586
1 mo. USD LIBOR + 0.160%, 2.054%, due 05/18/18[1]	15,000,000	14,995,563
1 mo. USD LIBOR + 0.170%, 2.065%, due 05/08/18[1]	50,000,000	49,945,418
3 mo. USD LIBOR + 0.200%, 2.271%, due 06/12/18[1]	38,000,000	38,019,222
Credit Suisse NY 2.190%, due 06/08/18	75,000,000	75,024,157
KBC Bank NV 1.720%, due 05/03/18	185,000,000	184,999,965
Mizuho Bank Ltd. 2.040%, due 05/29/18	79,000,000	79,011,335
2.340%, due 07/06/18	77,000,000	77,039,800
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.325%, due 06/15/18[1]	46,000,000	46,082,971
Norinchukin Bank Ltd. 1.720%, due 05/02/18	230,000,000	229,999,880
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.200%, due 05/29/18[1]	38,000,000	37,952,070
3 mo. USD LIBOR + 0.170%, 2.501%, due 07/05/18[1]	38,000,000	38,004,984

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.070%, 1.890%, due 05/14/18[1]	$32,000,000	$32,020,450
1.910%, due 07/25/18	32,000,000	31,979,624
1 mo. USD LIBOR + 0.130%, 2.024%, due 05/14/18[1]	22,000,000	22,003,610
Sumitomo Mitsui Banking Corp. 2.050%, due 05/23/18	75,000,000	75,009,239
Svenska Handelsbanken
1 mo. USD LIBOR + 0.150%, 2.037%, due 05/02/18[1]	10,000,000	10,000,170
1 mo. USD LIBOR + 0.190%, 2.077%, due 05/01/18[1]	30,000,000	29,984,956
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/24/18[1]	30,000,000	29,984,918
1 mo. USD LIBOR + 0.300%, 2.197%, due 05/11/18[1]	38,000,000	38,001,845
3 mo. USD LIBOR + 0.100%, 2.459%, due 07/30/18[1]	38,000,000	38,000,000
Swedbank AB 1.700%, due 05/02/18	127,000,000	126,999,983
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/15/18[1]	12,000,000	12,002,689
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/08/18[1]	25,000,000	24,996,471
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/21/18[1]	9,000,000	8,996,684

		1,513,085,116

Banking-US—3.36%
Branch Banking & Trust Co. 1.680%, due 05/01/18	80,000,000	79,999,948
Citibank N.A.
1 mo. USD LIBOR + 0.160%, 2.057%, due 05/11/18[1]	30,000,000	30,003,119
2.240%, due 07/02/18	75,000,000	75,024,293
3 mo. USD LIBOR + 0.160%, 2.267%, due 06/12/18[1]	38,000,000	38,040,766
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%, 1.897%, due 05/04/18[1]	8,500,000	8,500,143
1 mo. USD LIBOR + 0.240%, 2.118%, due 05/08/18[1]	30,000,000	29,983,070

		261,551,339
Total certificates of deposit (cost—$1,774,499,389)		1,774,636,455

Commercial paper[2]—55.15%
Asset backed-miscellaneous—23.04%
Antalis S.A. 2.310%, due 07/05/18	35,440,000	35,301,867
2.310%, due 07/12/18	38,000,000	37,831,171
Atlantic Asset Securitization LLC 1.660%, due 05/01/18	50,000,000	49,997,639

37

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Barton Capital Corp.
1 mo. USD LIBOR + 0.140%, 2.036%, due 05/21/18[1]	$15,000,000	$14,999,067
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/24/18[1]	50,000,000	49,962,228
2.320%, due 07/11/18	21,000,000	20,908,188
CAFCO LLC 2.060%, due 05/29/18	25,000,000	24,962,038
Cancara Asset Securitisation LLC 1.880%, due 05/10/18	76,000,000	75,962,211
1.900%, due 05/15/18	40,000,000	39,968,500
2.040%, due 05/30/18	50,000,000	49,919,167
2.310%, due 07/05/18	55,000,000	54,776,352
Fairway Finance Corp.
1.800%, due 05/16/18	26,100,000	26,078,575
2.170%, due 06/11/18	25,000,000	24,940,267
2.180%, due 06/18/18	30,000,000	29,915,597
2.210%, due 06/19/18	15,000,000	14,956,875
Gotham Funding Corp. 1.900%, due 05/09/18	8,000,000	7,996,520
2.040%, due 05/24/18	25,000,000	24,968,550
2.180%, due 06/06/18	60,687,000	60,565,061
2.200%, due 06/06/18	25,000,000	24,949,767
Liberty Street Funding LLC 1.790%, due 05/10/18	25,000,000	24,987,570
1.820%, due 05/07/18	35,000,000	34,988,022
2.040%, due 05/24/18	32,000,000	31,959,467
2.060%, due 05/29/18	30,000,000	29,953,286
2.120%, due 06/05/18	37,000,000	36,927,258
2.300%, due 07/11/18	46,000,000	45,799,256
2.320%, due 07/02/18	24,000,000	23,911,884
Manhattan Asset Funding Co. LLC 2.090%, due 05/29/18	76,000,000	75,882,024
Nieuw Amsterdam Receivables Corp. 2.090%, due 06/04/18	31,000,000	30,940,988
Old Line Funding LLC 2.020%, due 06/07/18	44,500,000	44,407,230
1 mo. USD LIBOR + 0.150%, 2.044%, due 05/18/18[1]	20,000,000	19,996,168
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	35,000,000	34,982,142
1 mo. USD LIBOR + 0.200%, 2.087%, due 05/03/18[1]	22,000,000	21,985,318
2.290%, due 07/10/18	25,000,000	24,893,056
2.340%, due 08/13/18	25,000,000	24,825,948
1 mo. USD LIBOR + 0.440%, 2.371%, due 05/15/18[1]	19,500,000	19,507,147
Regency Markets No. 1 LLC 1.750%, due 05/03/18	44,000,000	43,993,693
Sheffield Receivables Corp. 2.320%, due 07/13/18	39,000,000	38,821,950
2.340%, due 07/09/18	61,000,000	60,741,072
Thunder Bay Funding LLC 1.610%, due 05/21/18	50,000,000	49,945,167
2.100%, due 06/11/18	25,000,000	24,941,900
2.100%, due 06/11/18	20,000,000	19,953,520
2.200%, due 06/22/18	25,000,000	24,924,917

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
2.320%, due 07/24/18	$32,000,000	$31,829,093
2.340%, due 08/13/18	36,000,000	35,753,145
1 mo. USD LIBOR + 0.440%, 2.362%, due 05/15/18[1]	19,500,000	19,510,933
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.250%, 2.150%, due 05/29/18[1]	67,000,000	66,999,887
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/29/18[1]	40,000,000	39,999,673
Victory Receivables Corp. 1.830%, due 05/09/18	24,125,000	24,114,264
1.850%, due 05/14/18	40,000,000	39,971,533
2.320%, due 07/02/18	75,000,000	74,723,981

		1,791,131,132

Banking-non-US—23.22%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/09/18[1]	30,000,000	29,999,661
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.296%, due 05/21/18[1]	38,000,000	38,006,356
3 mo. USD LIBOR + 0.150%, 2.489%, due 07/05/18[1]	38,000,000	38,055,342
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.051%, due 05/08/18[1]	30,000,000	29,986,335
Bank of Nova Scotia
1 mo. USD LIBOR + 0.170%, 2.067%, due 05/21/18[1]	30,000,000	30,001,682
1 mo. USD LIBOR + 0.180%, 2.071%, due 05/08/18[1]	32,000,000	31,985,086
3 mo. USD LIBOR + 0.150%, 2.106%, due 05/21/18[1]	38,000,000	38,041,382
2.170%, due 06/14/18	74,000,000	73,823,325
3 mo. USD LIBOR + 0.150%, 2.488%, due 07/05/18[1]	38,000,000	38,004,999
Banque et Caisse d’Epargne de l’Etat 1.950%, due 07/13/18	35,000,000	34,844,384
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.134%, due 05/01/18[1,3]	42,000,000	42,001,431
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/01/18[1,3]	105,000,000	105,008,215
China Construction Bank Corp. 1.640%, due 05/01/18	150,000,000	149,991,937
1.720%, due 05/04/18	24,000,000	23,994,800
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	30,000,000	29,984,093
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/16/18[1]	25,000,000	24,994,489
Credit Suisse NY 2.010%, due 05/22/18	75,000,000	74,916,675
DBS Bank Ltd. 2.180%, due 06/08/18	75,000,000	74,837,094

38

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 2.061%, due 05/30/18[1]	$35,000,000	$34,997,761
Erste Abwicklungsanstalt 1.620%, due 05/21/18	32,000,000	31,965,317
Federation Des Caisses 1.690%, due 06/04/18	32,500,000	32,439,713
HSBC Bank PLC
1 mo. USD LIBOR + 0.150%, 2.045%, due 05/08/18[1]	42,500,000	42,508,041
3 mo. USD LIBOR + 0.170%, 2.491%, due 07/03/18[1]	40,000,000	40,005,158
Industrial & Commercial Bank of China Ltd. 1.700%, due 05/01/18	200,000,000	199,990,112
Mizuho Bank Ltd. 1.730%, due 05/01/18	75,000,000	74,996,406
Nordea Bank AB 1.585%, due 05/16/18	20,500,000	20,484,010
NRW Bank 1.750%, due 05/02/18	17,000,000	16,998,463
Oversea-Chinese Banking Corp. Ltd. 1.610%, due 05/16/18	20,000,000	19,983,289
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/11/18[1]	14,000,000	14,001,147
Societe Generale 1.590%, due 05/01/18	98,000,000	97,995,468
Sumitomo Mitsui Banking Corp. 1.950%, due 05/17/18	39,000,000	38,966,408
Toronto Dominion Bank Ltd. 1.700%, due 05/07/18	75,000,000	74,974,581
1 mo. USD LIBOR + 0.150%, 2.051%, due 05/29/18[1]	30,000,000	30,004,445
1 mo. USD LIBOR + 0.190%, 2.073%, due 05/04/18[1]	30,000,000	29,988,495
1 mo. USD LIBOR + 0.190%, 2.085%, due 05/08/18[1]	25,000,000	24,991,053
United Overseas Bank Ltd. 2.300%, due 07/02/18	67,000,000	66,748,851
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.951%, due 05/10/18[1]	5,000,000	5,000,251

		1,805,516,255

Banking-US—1.86%
Bedford Row Funding Corp. 2.360%, due 08/01/18	20,000,000	19,879,358
3 mo. USD LIBOR + 0.110%, 2.447%, due 07/11/18[1]	30,000,000	30,025,550
Danske Corp. 1.800%, due 05/04/18	35,000,000	34,993,074
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.230%, 2.125%, due 05/08/18[1]	50,000,000	49,985,315
3 mo. USD LIBOR + 0.140%, 2.318%, due 06/18/18[1]	10,000,000	10,005,311

		144,888,608

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—1.63%
Sinopec Century Bright Capital Investment Ltd. 1.850%, due 05/02/18	$127,000,000	$126,987,872

Finance-other—5.40%
CNPC Finance HK Ltd. 2.250%, due 05/03/18	62,000,000	61,990,984
2.450%, due 05/23/18	150,000,000	149,822,037
Collateralized Commercial Paper Co. LLC 2.030%, due 06/01/18	75,000,000	74,870,067
1 mo. USD LIBOR + 0.220%, 2.103%, due 05/04/18[1]	41,000,000	41,001,707
1 mo. USD LIBOR + 0.250%, 2.146%, due 05/21/18[1]	17,000,000	16,991,012
3 mo. USD LIBOR + 0.190%, 2.511%, due 06/27/18[1]	25,000,000	24,995,069
Prudential Funding LLC 1.690%, due 05/01/18	50,000,000	49,997,621

		419,668,497
Total commercial paper (cost—$4,288,059,603)		4,288,192,364

Short-term corporate obligations—0.19%
Banking-non-US—0.19%
Westpac Banking Corp.
1 mo. USD LIBOR + 0.190%, 2.091%, due 05/29/18[1] (cost—$15,000,000)	15,000,000	14,990,253

Repurchase agreements—9.78%
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $554,938,400 US Treasury Notes, 1.625% to 2.000% due 12/31/19 to 08/15/25 and $100 US Treasury Bond Principal STRIP, zero coupon due 02/15/20; (value—$535,500,083); proceeds: $525,025,083	525,000,000	525,000,000
Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.870% due 05/01/18, collateralized by $87,793,389 various asset-backed convertible bonds, 0.250% to 10.750% due 03/01/19 to 03/07/67; (value—$86,382,870); proceeds: $80,004,156	80,000,000	80,000,000
Repurchase agreement dated 04/25/18 with BNP Paribas SA, 1.870% due 05/02/18, collateralized by $39,064,698 various asset-backed convertible bonds, zero coupon to 9.625% due 04/01/20 to 03/07/67; (value—$32,400,000); proceeds: $30,010,908	30,000,000	30,000,000

39

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.260% due 06/04/18, collateralized by $3,338,741 various asset-backed convertible bonds, zero coupon to 2.200% due 05/25/18 to 01/01/49 and $7,303,356 various equity securities; (value—$133,750,007); proceeds: $125,494,375[3,4]	$125,000,000	$125,000,000
Total repurchase agreements (cost—$760,000,000)		760,000,000
Total investments (cost—$7,770,558,992 which approximates cost for federal income tax purposes)—99.94%		7,770,819,072

Other assets in excess of liabilities—0.06%		4,831,805
Net assets—100.00%		$7,775,650,877

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$933,000,000	$—	$933,000,000
Certificates of deposit	—	1,774,636,455	—	1,774,636,455
Commercial paper	—	4,288,192,364	—	4,288,192,364
Short-term corporate obligations	—	14,990,253	—	14,990,253
Repurchase agreements	—	760,000,000	—	760,000,000
Total	$—	$7,770,819,072	$—	$7,770,819,072

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end. Illiquid assets, in the amount of $272,009,646, represented 3.50% of net assets at the end of the period.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2018.

See accompanying notes to financial statements.

40

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—72.93%
Federal Farm Credit Bank 1.220%, due 05/01/18[1]	$100,000,000	$100,000,000
1.620%, due 10/30/18[1]	50,000,000	49,590,500
1.730%, due 06/26/18[1]	46,000,000	45,876,209
1.740%, due 07/09/18[1]	22,800,000	22,723,962
1 mo. USD LIBOR – 0.095%, 1.792%, due 05/03/18[2]	100,000,000	99,998,513
1 mo. USD LIBOR – 0.085%, 1.816%, due 05/30/18[2]	77,000,000	76,995,820
1 mo. USD LIBOR + 0.050%, 1.947%, due 05/11/18[2]	133,000,000	133,006,488
1 mo. USD LIBOR + 0.055%, 1.950%, due 05/08/18[2]	128,700,000	128,694,630
1 mo. USD LIBOR + 0.090%, 1.968%, due 05/05/18[2]	95,000,000	95,000,247
1 mo. USD LIBOR + 0.090%, 1.987%, due 05/25/18[2]	100,000,000	99,998,697
1 mo. USD LIBOR + 0.140%, 2.031%, due 05/06/18[2]	118,500,000	118,498,499
Federal Home Loan Bank 1.580%, due 07/02/18[1]	150,000,000	149,591,833
1.600%, due 05/03/18[1]	158,000,000	157,985,956
1.600%, due 05/04/18[1]	112,000,000	111,985,067
1.620%, due 05/04/18[1]	140,000,000	139,981,100
1.645%, due 05/16/18[1]	88,100,000	88,039,615
1.650%, due 05/23/18[1]	131,925,000	131,791,976
1.650%, due 06/14/18[1]	93,000,000	92,812,450
1.668%, due 06/06/18[1]	150,000,000	149,749,800
1.670%, due 06/11/18[1]	75,000,000	74,857,354
1.670%, due 06/13/18[1]	167,000,000	166,666,881
1.675%, due 06/05/18[1]	185,000,000	184,698,733
1.685%, due 06/04/18[1]	77,000,000	76,877,463
1.685%, due 06/08/18[1]	77,000,000	76,863,047
1.690%, due 05/08/18[1]	150,000,000	149,950,708
1.690%, due 05/24/18[1]	140,000,000	139,848,839
1.697%, due 06/15/18[1]	165,000,000	164,649,994
1.700%, due 05/23/18[1]	170,000,000	169,823,389
1.700%, due 05/25/18[1]	16,000,000	15,981,867
1.700%, due 06/04/18[1]	50,000,000	49,919,722
1.700%, due 06/14/18[1]	160,000,000	159,667,556
1.705%, due 05/30/18[1]	144,000,000	143,802,220
1.710%, due 06/01/18[1]	138,725,000	138,520,727
1.715%, due 06/19/18[1]	116,000,000	115,729,221
1.719%, due 05/18/18[1]	24,000,000	23,980,518
1.720%, due 06/18/18[1]	92,250,000	92,038,440
1.722%, due 07/06/18[1]	145,000,000	144,542,235
1 mo. USD LIBOR – 0.155%, 1.723%, due 05/05/18[2]	136,000,000	136,000,000
1.724%, due 07/11/18[1]	80,000,000	79,727,991
1.735%, due 07/09/18[1]	91,500,000	91,195,724
1 mo. USD LIBOR – 0.140%, 1.738%, due 05/05/18[2]	160,000,000	160,000,000
1.740%, due 05/10/18[1]	65,100,000	65,071,681
1.740%, due 05/16/18[1]	22,000,000	21,984,050
1.740%, due 06/26/18[1]	150,000,000	149,594,000
1 mo. USD LIBOR – 0.155%, 1.742%, due 05/12/18[2]	84,000,000	84,000,000

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.135%, 1.743%, due 05/05/18[2]	$143,000,000	$143,000,000
1.745%, due 07/13/18[1]	82,000,000	81,709,845
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/15/18[2]	93,000,000	93,000,000
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/25/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/12/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/25/18[2]	163,000,000	163,000,000
1.756%, due 06/27/18[1]	75,000,000	74,791,475
1 mo. USD LIBOR – 0.130%, 1.757%, due 05/01/18[2]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/16/18[2]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/25/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.135%, 1.759%, due 05/12/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.135%, 1.762%, due 05/16/18[2]	231,000,000	230,999,827
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/08/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/09/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.120%, 1.767%, due 05/01/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/10/18[2]	164,000,000	164,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/16/18[2]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/25/18[2]	92,000,000	92,000,000
1 mo. USD LIBOR – 0.115%, 1.768%, due 05/04/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.125%, 1.769%, due 05/12/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.115%, 1.772%, due 05/03/18[2]	45,000,000	45,004,838
1 mo. USD LIBOR – 0.125%, 1.772%, due 05/20/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 1.775%, due 05/27/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.115%, 1.779%, due 05/18/18[2]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.120%, 1.781%, due 05/28/18[2]	75,000,000	74,999,903
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/24/18[2]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/25/18[2]	67,000,000	67,000,000

41

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	$98,750,000	$98,750,000
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	75,000,000	75,000,000
1.785%, due 07/20/18[1]	185,000,000	184,266,167
1 mo. USD LIBOR – 0.110%, 1.786%, due 05/17/18[2]	90,000,000	90,000,000
1.786%, due 07/18/18[1]	75,000,000	74,709,775
3 mo. USD LIBOR – 0.235%, 1.790%, due 06/06/18[2]	86,800,000	86,795,373
1 mo. USD LIBOR – 0.105%, 1.793%, due 05/22/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.100%, 1.794%, due 05/18/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	100,000,000	100,000,056
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.090%, 1.800%, due 05/06/18[2]	164,500,000	164,500,000
1 mo. USD LIBOR – 0.100%, 1.801%, due 05/28/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.085%, 1.802%, due 05/03/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.095%, 1.803%, due 05/21/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/11/18[2]	35,000,000	35,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/14/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/17/18[2]	90,500,000	90,500,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 1.827%, due 05/25/18[2]	80,000,000	80,026,794
1 mo. USD LIBOR – 0.070%, 1.831%, due 05/28/18[2]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 1.846%, due 05/06/18[2]	77,500,000	77,507,402
3 mo. USD LIBOR – 0.160%, 1.846%, due 05/30/18[2]	50,000,000	50,004,077
1.852%, due 07/27/18[1]	145,000,000	144,351,028
3 mo. USD LIBOR – 0.163%, 1.862%, due 06/05/18[2]	99,000,000	99,000,155
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/10/18[2]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/24/18[2]	78,000,000	78,000,000
US Treasury Bills 1.337%, due 05/10/18[1]	226,000,000	225,921,983
1.412%, due 05/24/18[1]	320,000,000	319,711,222
1.638%, due 06/07/18[1]	184,000,000	183,690,283
1.771%, due 08/09/18[1]	220,750,000	219,661,226
1.946%, due 10/18/18[1]	76,000,000	75,301,782
1.982%, due 10/25/18[1]	155,000,000	153,489,575

Security description	Face Amount	Value
US government and agency obligations—(concluded)
US Treasury Note
3 mo. Treasury money market yield + 0.033%, 1.872%, due 05/01/18[2]	$91,000,000	$91,012,646
Total US government and agency obligations (cost—$11,433,469,154)		11,433,469,154

Repurchase agreements—27.00%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $233,389,600 US Treasury Bond, 2.875% due 11/15/46 and $445,842,200 US Treasury Notes, 1.000% to 2.375% due 03/15/19 to 08/31/24; (value—$663,000,037); proceeds: $650,213,597	650,000,000	650,000,000
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.700% due 05/01/18, collateralized by $100,875,787 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 08/25/46, $300,752,883 Federal National Mortgage Association obligations, 3.000% to 4.868% due 09/25/30 to 12/01/47 and $748,953,354 Government National Mortgage Association obligations, 2.700% to 5.500% due 08/16/33 to 02/20/46; (value—$230,218,756); proceeds: $225,074,375	225,000,000	225,000,000
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.680% due 05/02/18, collateralized by $155,106,688 Federal Home Loan Mortgage Corp. obligations, 1.349% to 4.000% due 10/15/37 to 01/01/48, $280,459,881 Federal National Mortgage Association obligations, 3.000% to 5.000% due 06/01/28 to 11/01/47 and $475,696,971 Government National Mortgage Association obligations, 0.716% to 4.153% due 05/16/40 to 06/20/67; (value—$255,591,477); proceeds: $250,081,667	250,000,000	250,000,000
Repurchase agreement dated 04/26/18 with Barclays Bank PLC, 1.690% due 05/03/18, collateralized by $440,000 Federal Home Loan Bank obligation, 3.400% due 09/25/37, $251,046,432 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.333% due 02/25/28 to 12/01/47, $275,968,862 Federal National Mortgage Association obligations, 1.485% to 4.229% due 01/25/28 to 09/25/57, $61,311,222 Government National Mortgage Association obligations, 0.716% to 4.703% due 09/20/34 to 08/16/59, and $6,709,700 US Treasury Note, 2.875% due 04/30/25; (value—$153,288,358); proceeds: $150,049,292	150,000,000	150,000,000

42

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $34,419,200 US Treasury Bill, zero coupon due 09/20/18 and $657,893,000 US Treasury Notes, 1.125% to 2.000% due 06/15/18 to 08/15/25; (value—$683,400,149); proceeds: $670,032,011	$670,000,000	$670,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.700% due 05/01/18, collateralized by $14,938,000 Federal Farm Credit Bank obligations, 1.150% to 5.250% due 05/30/18 to 04/28/37, $285,000 Federal Home Loan Bank obligations, 0.875% to 3.625% due 08/15/19 to 03/16/37, $36,586,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/15/29 to 10/11/33, $305,000 Federal National Mortgage Association obligations, 1.875% to 6.250% due 09/24/26 to 05/15/29, $20,898,000 Federal National Mortgage Association Principal STRIP obligations, zero coupon due 03/23/28 to 11/15/30, $22,000 Federal National Mortgage Association STRIP obligation, zero coupon due 05/15/22, $1,718,900 US Treasury Bill, zero coupon due 09/20/18, $1,431,600 US Treasury Bond, 7.125% due 02/15/23, $37,399,000 US Treasury Note, 3.625% due 08/15/19 and $11,977,910 US Treasury Bond STRIPs, zero coupon due 11/15/21 to 02/15/33; (value—$102,000,000); proceeds: $100,004,722

	100,000,000	100,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,300 US Treasury Bills, zero coupon due 05/24/18 to 08/30/18, $294,402,600 US Treasury Notes, 0.875% to 2.500% due 07/15/18 to 03/31/23 and $3 US Treasury Bond STRIP, zero coupon due 05/15/36; (value—$293,760,015); proceeds: $288,012,000	288,000,000	288,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.700% due 05/01/18, collateralized by $51,439,401 Federal Home Loan Mortgage Corp. obligation, 4.000% due 12/01/47 and $144,180,293 Federal National Mortgage Association obligations, 3.000% to 3.003% due 09/01/28 to 01/01/48; (value—$153,000,000); proceeds: $150,049,583	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.570% due 06/04/18, collateralized by $219,806,195 Federal Home Loan Mortgage Corp. obligations, 2.160% to 5.000% due 08/01/19 to 04/01/48, $578,110,071 Federal National Mortgage Association obligations, 1.985% to 5.540% due 03/01/19 to 08/01/48 and $315,786,916 Government National Mortgage Association obligations, 2.500% to 4.644% due 04/20/38 to 11/20/65; (value—$510,000,001); proceeds: $500,763,194[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.710% due 05/01/18, collateralized by $969,454,437 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 08/01/19 to 05/15/48, $1,264,495,885 Federal National Mortgage Association obligations, 1.996% to 4.500% due 07/01/24 to 09/25/54 and $428,383,240 Government National Mortgage Association obligations, 2.500% to 4.500% due 07/20/29 to 04/20/48; (value—$1,224,000,470); proceeds: $1,200,057,000	1,200,000,000	1,200,000,000
Repurchase agreement dated 04/30/18 with Toronto-Dominion Bank, 1.740% due 05/01/18, collateralized by $21,865,793 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 08/01/25 to 01/01/47 and $58,546,786 Federal National Mortgage Association obligations, 3.000% to 5.500% due 07/01/26 to 02/01/48; (value—$51,000,001); proceeds: $50,002,417	50,000,000	50,000,000
Total repurchase agreements (cost—$4,233,000,000)		4,233,000,000
Total investments (cost—$15,666,469,154 which approximates cost for federal income tax purposes)—99.93%		15,666,469,154

Other assets in excess of liabilities—0.07%		10,461,936
Net assets—100.00%		$15,676,931,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

43

Government Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,433,469,154	$—	$11,433,469,154
Repurchase agreements	—	4,233,000,000	—	4,233,000,000
Total	$—	$15,666,469,154	$—	$15,666,469,154

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.07%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.
[4]	Illiquid investment at the period end. Illiquid assets, in the amount of $500,000,000, represented 3.19% of net assets at the end of the period.

See accompanying notes to financial statements.

44

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government obligations—58.24%
US Treasury Bills 1.379%, due 05/17/18[1]	$490,000,000	$489,699,649
1.396%, due 05/10/18[1]	600,000,000	599,782,755
1.400%, due 05/03/18[1]	300,000,000	299,976,617
1.412%, due 05/24/18[1]	352,000,000	351,682,344
1.417%, due 05/31/18[1]	400,000,000	399,530,250
1.452%, due 06/14/18[1]	400,000,000	399,289,278
1.498%, due 06/21/18[1]	400,000,000	399,151,133
1.503%, due 06/07/18[1]	513,000,000	512,218,384
1.541%, due 06/28/18[1]	550,000,000	548,613,881
1.600%, due 07/12/18[1]	805,000,000	802,373,080
1.622%, due 07/05/18[1]	840,316,000	837,830,820
1.692%, due 08/02/18[1]	243,000,000	241,917,940
1.704%, due 07/19/18[1]	492,500,000	490,636,848
1.762%, due 08/16/18[1]	200,000,000	198,952,589
1.769%, due 08/09/18[1]	477,000,000	474,671,638
1.785%, due 07/26/18[1]	108,000,000	107,539,470
1.946%, due 10/18/18[1]	90,000,000	89,173,162
1.982%, due 10/25/18[1]	185,000,000	183,197,240
US Treasury Notes 0.625%, due 06/30/18	85,000,000	84,838,135
3 mo. Treasury money market yield, 1.844%, due 05/01/18[2]	650,000,000	649,763,370
3 mo. Treasury money market yield + 0.033%, 1.877%, due 05/01/18[2]	109,000,000	109,015,148
3 mo. Treasury money market yield + 0.048%, 1.892%, due 05/01/18[2]	650,000,000	650,058,399
3 mo. Treasury money market yield + 0.060%, 1.904%, due 05/01/18[2]	400,000,000	400,030,974
3 mo. Treasury money market yield + 0.070%, 1.914%, due 05/01/18[2]	100,000,000	100,027,905
3 mo. Treasury money market yield + 0.140%, 1.984%, due 05/01/18[2]	250,000,000	250,035,620
3 mo. Treasury money market yield + 0.170%, 2.014%, due 05/01/18[2]	411,000,000	410,999,518
3 mo. Treasury money market yield + 0.174%, 2.018%, due 05/01/18[2]	419,200,000	419,202,306
Total US government obligations (cost—$10,500,208,453)		10,500,208,453

Repurchase agreements—42.52%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $685,320,300 US Treasury Notes, 1.375% to 2.750% due 02/15/19 to 04/30/24; (value—$663,000,005); proceeds: $650,213,597	650,000,000	650,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.670% due 05/02/18, collateralized by $205,215,800 US Treasury Bonds, 2.875% to 4.375% due 11/15/39 to 05/15/43 and $824,826,600 US Treasury Notes, 1.375% to 2.250% due 03/15/20 to 01/31/22; (value—$1,020,000,096); proceeds: $1,000,324,722	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/27/18 with Barclays Bank PLC, 1.680% due 05/04/18, collateralized by $447,617,200 US Treasury Bonds, 2.750% to 4.750% due 11/15/39 to 08/15/47 and $542,584,000 US Treasury Notes, 1.375% to 2.250% due 01/31/22 to 05/15/25; (value—$1,020,000,054); proceeds: $1,000,326,667	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $240,700,800 US Treasury Bill, zero coupon due 09/20/18 and $659,807,500 US Treasury Notes, 1.125% to 2.375% due 02/28/19 to 02/15/26; (value—$872,100,028); proceeds: $855,040,850	855,000,000	855,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.730% due 05/07/18, collateralized by $96,834,900 US Treasury Bill, zero coupon due 10/04/18, $287,789,400 US Treasury Bonds, 2.875% to 7.625% due 11/15/22 to 05/15/47 and $840,860,400 US Treasury Notes, 0.750% to 2.750% due 10/31/18 to 09/30/24; (value—$1,224,000,052); proceeds: $1,200,403,667	1,200,000,000	1,200,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.690% due 05/01/18, collateralized by $767,700,200 US Treasury Bills, zero coupon due 06/28/18 to 09/27/18, $30,197,600 US Treasury Bonds, 3.125% to 4.750% due 02/15/37 to 08/15/44, $700,800 US Treasury Inflation Index Bonds, 2.000% to 2.375% due 01/15/26 to 01/15/27, $306,363,700 US Treasury Inflation Index Note, 0.125% due 07/15/26, $223,546,400 US Treasury Notes, 0.750% to 3.125% due 08/15/18 to 11/15/22, $4,700,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/19 to 08/15/46 and $5,478,442 US Treasury Bond STRIPs, zero coupon due 11/15/18 to 11/15/40; (value—$1,326,000,000); proceeds: $1,300,061,028

	1,300,000,000	1,300,000,000

45

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,000 US Treasury Bill, zero coupon due 05/24/18 and $12,265,900 US Treasury Note, 2.375% due 04/30/20; (value—$12,240,073); proceeds: $12,000,500	$12,000,000	$12,000,000
Repurchase agreement dated 04/25/18 with Goldman Sachs & Co., 1.650% due 05/02/18, collateralized by $127,466,100 US Treasury Inflation Index Bonds, 0.875% due 02/15/47, $767,100 US Treasury Inflation Index Notes, 0.125% due 04/15/20 to 04/15/22 and $386,763,600 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 05/15/44; (value—$306,000,020); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.680% due 05/01/18, collateralized by $113,363,300 US Treasury Bond, 3.000% due 02/15/48 and $348,799,400 US Treasury Note, 2.625% due 02/28/23; (value—$459,000,009); proceeds: $450,147,000	450,000,000	450,000,000

Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.540% due 05/07/18, collateralized by $5,711,300 US Treasury Bill, zero coupon due 03/28/19, $39,149,300 US Treasury Bonds, 2.500% to 8.750% due 05/15/20 to 02/15/46, $25,215,500 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/26 to 02/15/44, $47,047,300 US Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/19 to 01/15/28, $110,605,700 US Treasury Notes, 0.875% to 3.375% due 11/30/18 to 02/15/27, $33,439,100 US Treasury Bond Principal STRIPs, zero coupon due 05/15/46 to 08/15/46 and $331,996 US Treasury Bond STRIP, zero coupon due 05/15/23; (value—$255,000,039); proceeds: $250,074,861[3]

	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.690% due 05/01/18, collateralized by $20,602,100 US Treasury Bill, zero coupon due 03/28/19, $63,944,300 US Treasury Bonds, 2.750% to 6.625% due 02/15/27 to 02/15/48, $6,382,300 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $51,883,100 US Treasury Inflation Index Notes, 0.125% to 0.625% due 04/15/22 to 01/15/26, $249,168,400 US Treasury Notes, 1.125% to 2.625% due 03/31/19 to 11/15/27 and $31,639,700 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 08/15/46; (value—$408,000,091); proceeds: $400,018,778

	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/18 with Toronto-Dominion Bank, 1.690% due 05/02/18, collateralized by $260,759,800 US Treasury Notes, 1.000% to 2.750% due 10/15/19 to 02/15/28; (value—$255,000,077); proceeds: $250,082,153	250,000,000	250,000,000
Total repurchase agreements (cost—$7,667,000,000)		7,667,000,000
Total investments (cost—$18,167,208,453 which approximates cost for federal income tax purposes)—100.76%		18,167,208,453

Liabilities in excess of other assets—(0.76)%		(137,263,464)
Net assets—100.00%		$18,029,944,989

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

46

Treasury Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$10,500,208,453	$—	$10,500,208,453
Repurchase agreements	—	7,667,000,000	—	7,667,000,000
Total	$—	$18,167,208,453	$—	$18,167,208,453

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.04%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

47

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—0.19%
US Treasury Note
3 mo. Treasury money market yield + 0.174%, 2.013%, due 05/01/18[1] (cost—$4,599,954)	$4,600,000	$4,599,954

Time deposits—12.45%
Banking-non-US—12.45%
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	68,000,000	68,000,000
DnB NOR Bank ASA 1.670%, due 05/01/18	40,000,000	40,000,000
Natixis 1.680%, due 05/01/18	67,000,000	67,000,000
Skandinaviska Enskilda Banken AB 1.670%, due 05/01/18	30,000,000	30,000,000
Svenska Handelsbanken 1.670%, due 05/01/18	30,000,000	30,000,000
Toronto Dominion Bank Ltd. 1.680%, due 05/01/18	60,000,000	60,000,000
Total time deposits (cost—$295,000,000)		295,000,000

Certificates of deposit—15.95%
Banking-non-US—11.16%
Bank of Montreal 1.595%, due 05/09/18	9,000,000	9,000,000
3 mo. USD LIBOR + 0.100%, 2.278%, due 06/18/18[1]	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.300%, due 06/22/18	1,000,000	1,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.899%, due 05/15/18[1]	14,000,000	14,000,000
1 mo. USD LIBOR + 0.210%, 2.107%, due 05/10/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.200%, 2.271%, due 06/12/18[1]	10,000,000	10,000,000
Credit Suisse NY 2.190%, due 06/08/18	20,000,000	20,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.325%, due 06/15/18[1]	13,000,000	13,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.200%, due 05/29/18[1]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.170%, 2.501%, due 07/05/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB 1.910%, due 07/25/18	9,000,000	9,000,000
1 mo. USD LIBOR + 0.130%, 2.024%, due 05/14/18[1]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp. 2.030%, due 06/12/18	20,000,000	20,000,000
2.050%, due 05/23/18	20,000,000	20,000,000
2.250%, due 06/19/18	10,000,000	10,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
1 mo. USD LIBOR + 0.150%, 2.037%, due 05/02/18[1]	$8,000,000	$8,000,000
1 mo. USD LIBOR + 0.190%, 2.077%, due 05/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/24/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.300%, 2.197%, due 05/11/18[1]	11,000,000	11,000,000
Swedbank AB 1.700%, due 05/02/18	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/15/18[1]	4,500,000	4,500,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/08/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/21/18[1]	6,000,000	6,000,000

		264,500,000

Banking-US—4.79%
Branch Banking & Trust Co. 1.670%, due 05/01/18	50,000,000	50,000,000
1.680%, due 05/01/18	20,000,000	20,000,000
Citibank N.A. 2.240%, due 07/02/18	21,000,000	21,000,000
3 mo. USD LIBOR + 0.160%, 2.267%, due 06/12/18[1]	10,000,000	10,000,000
Wells Fargo Bank N.A. 1.870%, due 06/05/18	10,000,000	10,000,000
3 mo. USD LIBOR + 0.110%, 1.897%, due 05/04/18[1]	2,500,000	2,500,000

		113,500,000
Total certificates of deposit (cost—$378,000,000)		378,000,000

Commercial paper[2]—51.88%
Asset backed-miscellaneous—27.05%
Albion Capital Corp. 1.880%, due 05/16/18	10,000,000	9,992,167
1.950%, due 05/16/18	37,000,000	36,969,937
Antalis S.A. 1.820%, due 05/09/18	10,840,000	10,835,616
1.960%, due 05/23/18	15,470,000	15,451,470
2.000%, due 05/30/18	13,250,000	13,228,653
Barton Capital Corp. 1.710%, due 05/01/18	10,000,000	10,000,000
1 mo. USD LIBOR + 0.140%, 2.036%, due 05/21/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/25/18[1]	13,000,000	13,000,000
2.320%, due 07/11/18	12,000,000	11,945,093
CAFCO LLC 2.060%, due 05/29/18	5,000,000	4,991,989

48

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Cancara Asset Securitisation LLC 1.800%, due 05/04/18	$6,000,000	$5,999,100
1.900%, due 05/15/18	10,000,000	9,992,611
2.040%, due 05/30/18	29,000,000	28,952,343
2.100%, due 06/04/18	15,000,000	14,970,250
Fairway Finance Corp. 1.770%, due 05/02/18	10,000,000	9,999,508
2.170%, due 06/11/18	20,000,000	19,950,572
2.180%, due 06/18/18	10,000,000	9,970,933
2.210%, due 06/19/18	10,000,000	9,969,919
2.220%, due 06/19/18	7,500,000	7,477,338
Gotham Funding Corp. 1.900%, due 05/07/18	20,000,000	19,993,667
2.200%, due 06/06/18	17,600,000	17,561,280
2.290%, due 07/30/18	29,000,000	28,833,975
Liberty Street Funding LLC 2.040%, due 05/24/18	9,000,000	8,988,270
2.060%, due 05/29/18	14,000,000	13,977,569
2.300%, due 07/11/18	12,000,000	11,945,567
LMA Americas LLC 1.890%, due 05/17/18	10,260,000	10,251,382
1.920%, due 05/16/18	12,130,000	12,120,296
Manhattan Asset Funding Co. LLC 1.880%, due 05/17/18	5,000,000	4,995,822
1.900%, due 05/03/18	25,000,000	24,997,361
Nieuw Amsterdam Receivables Corp. 1.850%, due 05/15/18	11,300,000	11,291,870
2.090%, due 06/04/18	10,000,000	9,980,261
Old Line Funding LLC
1 mo. USD LIBOR + 0.150%, 2.044%, due 05/18/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 2.057%, due 05/03/18[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.200%, 2.087%, due 05/03/18[1]	10,000,000	10,000,000
2.340%, due 08/13/18	3,000,000	2,979,720
Sheffield Receivables Corp. 1.950%, due 05/10/18	25,000,000	24,987,813
2.320%, due 07/13/18	12,000,000	11,943,547
2.340%, due 07/09/18	17,000,000	16,923,755
Starbird Funding Corp. 2.140%, due 06/01/18	16,000,000	15,970,516
Thunder Bay Funding LLC 1.610%, due 05/21/18	10,000,000	9,991,056
2.100%, due 06/11/18	12,000,000	11,971,300
2.200%, due 06/22/18	20,000,000	19,936,444
2.320%, due 07/24/18	13,000,000	12,929,627
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.250%, 2.150%, due 05/29/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/29/18[1]	15,000,000	15,000,000

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 1.850%, due 05/14/18	$10,000,000	$9,993,319

		641,261,916

Banking-non-US—17.61%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/09/18[1]	9,000,000	9,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.296%, due 05/21/18[1]	11,000,000	11,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.051%, due 05/08/18[1]	9,000,000	9,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.170%, 2.067%, due 05/21/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 2.071%, due 05/08/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.150%, 2.106%, due 05/21/18[1]	11,000,000	11,000,000
2.170%, due 06/14/18	20,000,000	19,946,956
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.920%, due 05/11/18	3,000,000	2,998,400
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.134%, due 05/01/18[1,3]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/01/18[1,3]	10,000,000	10,000,000
China Construction Bank Corp. 1.720%, due 05/04/18	8,000,000	7,998,853
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.170%, 2.048%, due 05/08/18[1]	3,000,000	3,000,000
DBS Bank Ltd. 2.100%, due 06/04/18	10,000,000	9,980,167
2.180%, due 06/08/18	25,000,000	24,942,472
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 2.061%, due 05/30/18[1]	9,000,000	9,000,000
Erste Abwicklungsanstalt 1.620%, due 05/21/18	9,000,000	8,991,900
Federation Des Caisses 1.690%, due 06/04/18	9,000,000	8,985,635
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 2.045%, due 05/08/18[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.170%, 2.491%, due 07/03/18[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd. 1.700%, due 05/01/18	50,000,000	50,000,000
Nationwide Building Society 1.900%, due 05/14/18	31,000,000	30,978,730
Nederlandse Waterschapsbank NV 1.920%, due 05/17/18	30,000,000	29,974,400

49

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Nordea Bank AB 1.585%, due 05/16/18	$8,000,000	$7,994,717
Societe Generale 1.590%, due 05/01/18	40,000,000	40,000,000
Toronto Dominion Bank Ltd. 1.700%, due 05/07/18	25,000,000	24,992,917
1 mo. USD LIBOR + 0.190%, 2.073%, due 05/04/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.190%, 2.085%, due 05/08/18[1]	10,000,000	10,000,000
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.951%, due 05/10/18[1]	3,500,000	3,500,000

		417,285,147

Banking-US—1.43%
ING US Funding LLC 1.830%, due 05/01/18	4,900,000	4,900,000
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.220%, 2.115%, due 05/08/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.230%, 2.125%, due 05/08/18[1]	14,000,000	14,000,000

		33,900,000

Energy-integrated—1.62%
Sinopec Century Bright Capital Investment Ltd. 1.850%, due 05/02/18	38,500,000	38,498,021

Finance-other—4.17%
CNPC Finance HK Ltd. 2.250%, due 05/03/18	61,000,000	60,992,375
Collateralized Commercial Paper Co. LLC 2.030%, due 06/01/18	20,000,000	19,965,039
1 mo. USD LIBOR + 0.250%, 2.146%, due 05/21/18[1]	4,800,000	4,800,000
3 mo. USD LIBOR + 0.190%, 2.511%, due 06/27/18[1]	13,000,000	13,000,000

		98,757,414
Total commercial paper (cost—$1,229,702,498)		1,229,702,498

Repurchase agreements—19.43%
Repurchase agreement dated 04/25/18 with BNP Paribas SA, 1.870% due 05/02/18, collateralized by $40,811,464 various asset-backed convertible bonds, 3.622% to 11.330% due 12/01/25 to 01/28/70; (value—$37,800,001); proceeds: $35,012,726	35,000,000	35,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.870% due 05/01/18, collateralized by $16,968,047 various asset-backed convertible bonds, 2.037% to 10.000% due 04/01/21 to 03/07/67; (value—$16,200,000); proceeds: $15,000,779	$15,000,000	$15,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.710% due 05/01/18, collateralized by $34,848,000 Federal Farm Credit Bank obligations, 1.400% to 3.470% due 04/13/20 to 05/19/36, $132,705,000 Federal Home Loan Mortgage Corp. obligations, 2.375% to 6.250% due 02/16/21 to 07/15/32, $6,415,000 Federal National Mortgage Association obligations, 1.250% to 2.000% due 11/26/19 to 10/05/22 and $184,518,100 US Treasury Note, 2.750% due 02/15/19; (value—$403,512,077); proceeds: $395,618,791	395,600,000	395,600,000
Repurchase agreement dated 04/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.260% due 06/04/18, collateralized by $1,464,274 various equity securities; (value—$16,050,001); proceeds: $15,059,325[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$460,600,000)		460,600,000
Total investments (cost—$2,367,902,452 which approximates cost for federal income tax purposes)—99.90%		2,367,902,452

Other assets in excess of liabilities—0.10%		2,433,145
Net assets—100.00%		$2,370,335,597

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

50

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$4,599,954	$—	$4,599,954
Time deposits	—	295,000,000	—	295,000,000
Certificates of deposit	—	378,000,000	—	378,000,000
Commercial paper	—	1,229,702,498	—	1,229,702,498
Repurchase agreements	—	460,600,000	—	460,600,000
Total	$—	$2,367,902,452	$—	$2,367,902,452

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end. Illiquid assets, in the amount of $43,000,000, represented 1.81% of net assets at the end of the period.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2018.

See accompanying notes to financial statements.

51

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—94.74%
Alabama—1.14%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 1.550%, VRD	$3,000,000	$3,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 1.730%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 1.730%, VRD[1]	9,900,000	9,900,000

		37,900,000

Alaska—3.02%
Alaska International Airports Revenue Refunding (System), Series A, 1.760%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 1.550%, VRD	41,895,000	41,895,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.550%, VRD	7,480,000	7,480,000
Series B, 1.550%, VRD	11,750,000	11,750,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 1.550%, VRD	32,365,000	32,365,000

		100,490,000

Arizona—0.32%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.730%, VRD	10,750,000	10,750,000

California—1.28%
Irvine Improvement Bond Act 1915 (Assessment District 03-19), Series A, 1.350%, VRD	8,625,000	8,625,000
Los Angeles Tax & Revenue Anticipation Notes, 5.000%, due 06/28/18	4,000,000	4,025,624
State of California, Series B, Subseries B-5, 1.250%, VRD	22,700,000	22,700,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 1.780%, VRD	85,000	85,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 1.680%, VRD	$7,200,000	$7,200,000

		42,635,624

Colorado—2.02%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/28/18	10,000,000	10,065,018
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A, 5.000%, due 06/27/18	10,000,000	10,063,429
Denver City & County Certificates of Participation Refunding, Series A1, 1.550%, VRD	13,170,000	13,170,000
Series A2, 1.550%, VRD	12,635,000	12,635,000
Series A3, 1.550%, VRD	21,245,000	21,245,000

		67,178,447

Connecticut—0.96%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 1.500%, VRD	24,400,000	24,400,000
Series V-2, 1.520%, VRD	7,420,000	7,420,000

		31,820,000

District of Columbia—1.28%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 1.720%, VRD	13,000,000	13,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.730%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 1.570%, VRD	18,540,000	18,540,000

		42,540,000

Florida—5.80%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 1.590%, VRD	85,120,000	85,120,000

52

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
JEA Water & Sewer System Revenue, Subseries A-1, 1.610%, VRD	$27,365,000	$27,365,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.740%, VRD	25,470,000	25,470,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), 1.660%, VRD	54,970,000	54,970,000

		192,925,000

Georgia—1.09%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 1.690%, VRD	29,725,000	29,725,000
Series B-2, 1.720%, VRD	6,680,000	6,680,000

		36,405,000

Illinois—7.35%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.770%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 1.770%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 1.780%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 1.710%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 1.730%, VRD	26,000,000	26,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project), 1.730%, VRD	11,230,000	11,230,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.750%, VRD	28,180,000	28,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 1.760%, VRD	25,000,000	25,000,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project), 1.760%, VRD	1,935,000	1,935,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2, 1.560%, VRD	10,000,000	10,000,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 1.550%, VRD	$900,000	$900,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.740%, VRD	19,300,000	19,300,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.750%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.740%, VRD	34,821,000	34,821,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.730%, VRD	5,000,000	5,000,000
Series A-2B, 1.730%, VRD	5,000,000	5,000,000
Series A-2D, 1.730%, VRD	5,000,000	5,000,000

		244,666,000

Indiana—6.58%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 1.570%, VRD	17,650,000	17,650,000
Series A-5, 1.550%, VRD	17,390,000	17,390,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 1.770%, VRD	27,050,000	27,050,000
Series C, 1.760%, VRD	33,055,000	33,055,000
Series D, 1.750%, VRD	15,440,000	15,440,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 1.760%, VRD	16,475,000	16,475,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 1.610%, VRD	14,480,000	14,480,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.740%, VRD	69,980,000	69,980,000

53

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 1.720%, VRD	$7,500,000	$7,500,000

		219,020,000

Louisiana—0.89%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 1.550%, VRD	12,700,000	12,700,000
Series B, 1.550%, VRD	1,700,000	1,700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 1.550%, VRD	15,100,000	15,100,000

		29,500,000

Maryland—3.16%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.740%, VRD	31,185,000	31,185,000
Montgomery Country Consolidated Public (Improvement Bond), Series E, 1.550%, VRD	52,100,000	52,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.720%, VRD	21,975,000	21,975,000

		105,260,000

Massachusetts—1.71%
Commonwealth of Massachusetts, Series C, 2.000%, due 06/25/18	30,000,000	30,050,827
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 1.450%, VRD	5,640,000	5,640,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 1.540%, VRD	4,600,000	4,600,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 1.720%, VRD	16,700,000	16,700,000

		56,990,827

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Michigan—0.72%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 1.530%, VRD	$18,400,000	$18,400,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 1.740%, VRD	5,715,000	5,715,000

		24,115,000

Minnesota—0.34%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.730%, VRD	2,000,000	2,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 1.730%, VRD	9,400,000	9,400,000

		11,400,000

Mississippi—4.90%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 1.600%, VRD	5,250,000	5,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 1.600%, VRD	6,100,000	6,100,000
Series D, 1.560%, VRD	7,000,000	7,000,000
Series E, 1.600%, VRD	6,890,000	6,890,000
Series K, 1.600%, VRD	14,410,000	14,410,000
Series L, 1.600%, VRD	3,300,000	3,300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.710%, VRD	22,980,000	22,980,000
Series B, 1.600%, VRD	1,200,000	1,200,000
1.710%, VRD	11,185,000	11,185,000
Series D, 1.750%, VRD	24,000,000	24,000,000
Series E, 1.600%, VRD	8,000,000	8,000,000
Series F, 1.600%, VRD	2,120,000	2,120,000
Series G, 1.600%, VRD	37,650,000	37,650,000
Series H, 1.600%, VRD	8,125,000	8,125,000

54

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series J, 1.560%, VRD	$3,675,000	$3,675,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 1.550%, VRD	1,100,000	1,100,000

		162,985,000

Missouri—1.33%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 1.780%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 1.690%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1, 1.480%, VRD	3,310,000	3,310,000
Series B-2, 1.550%, VRD	3,720,000	3,720,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 1.610%, VRD	100,000	100,000
Series B, 1.610%, VRD	1,500,000	1,500,000
Series C, 1.550%, VRD	3,900,000	3,900,000
Series D, 1.550%, VRD	5,700,000	5,700,000
St. Charles County Public Water District No. 2 Refunding, Series A, 1.740%, VRD	12,125,000	12,125,000

		44,355,000

Nebraska—1.24%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 1.540%, VRD	23,870,000	23,870,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 1.540%, VRD	17,240,000	17,240,000

		41,110,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New Hampshire—0.45%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 1.510%, VRD	$15,100,000	$15,100,000

New Mexico—0.47%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 1.730%, VRD	15,675,000	15,675,000

New York—28.18%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.740%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Series A-1, 1.590%, VRD	62,010,000	62,010,000
Subseries B-1, 1.750%, VRD	12,000,000	12,000,000
Subseries E-1, 1.560%, VRD	33,305,000	33,305,000
Subseries E-1, 1.610%, VRD	21,510,000	21,510,000
Subseries E-5, 1.610%, VRD	25,160,000	25,160,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.750%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 1.530%, VRD	34,715,000	34,715,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.530%, VRD	84,350,000	84,350,000
Series DD-2, 1.550%, VRD	14,425,000	14,425,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.750%, VRD	21,690,000	21,690,000
Subseries A-4, 1.590%, VRD	19,750,000	19,750,000
Subseries A-4, 1.600%, VRD	17,825,000	17,825,000
Subseries D-4, 1.600%, VRD	79,600,000	79,600,000
Subseries E-4, 1.550%, VRD	15,070,000	15,070,000

55

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City, Series F, Subseries F-3, 1.550%, VRD	$57,080,000	$57,080,000
Subseries B-3, 1.760%, VRD	2,000,000	2,000,000
Subseries D-4, 1.590%, VRD	45,150,000	45,150,000
Subseries L-4, 1.610%, VRD	46,855,000	46,855,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 1.550%, VRD	7,545,000	7,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 1.740%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.730%, VRD	58,445,000	58,445,000
Series A-2, 1.730%, VRD	33,725,000	33,725,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.750%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 1.770%, VRD	4,565,000	4,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 1.740%, VRD	13,000,000	13,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.720%, VRD	57,455,000	57,455,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.550%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.750%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.750%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.730%, VRD	4,755,000	4,755,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.730%, VRD	$2,750,000	$2,750,000
Triborough Bridge & Tunnel Authority 1.550%, VRD	99,085,000	99,085,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 1.740%, VRD	8,000,000	8,000,000

		937,785,000

North Carolina—0.83%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 1.590%, VRD	27,670,000	27,670,000

Ohio—0.92%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 1.750%, VRD	24,460,000	24,460,000
Ohio (Common Schools), Series B, 1.700%, VRD	1,270,000	1,270,000
Series D, 1.700%, VRD	4,735,000	4,735,000

		30,465,000

Oregon—0.34%
Oregon Health & Science University Revenue, Series C, 1.610%, VRD	11,170,000	11,170,000

Pennsylvania—3.25%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 1.600%, VRD	19,500,000	19,500,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 1.760%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 1.760%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.720%, VRD	11,900,000	11,900,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.730%, VRD	8,665,000	8,665,000

56

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 1.720%, VRD	$15,500,000	$15,500,000
Series B-3, 1.750%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.760%, VRD	20,205,000	20,205,000

		108,315,000

Rhode Island—0.27%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 1.770%, VRD	1,100,000	1,100,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 1.550%, VRD	7,730,000	7,730,000

		8,830,000

South Carolina—0.30%
Richland County General Obligation Unlimited Notes, 3.000%, due 02/27/19	10,000,000	10,100,667

Tennessee—1.98%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.850%, VRD	2,100,000	2,100,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 1.620%, VRD	55,100,000	55,100,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 1.770%, VRD	8,800,000	8,800,000

		66,000,000

Texas—8.23%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.620%, VRD	45,880,000	45,880,000
Subseries C-2, 1.620%, VRD	42,545,000	42,545,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 1.620%, VRD	$2,005,000	$2,005,000
Series A-2, 1.620%, VRD	39,505,000	39,505,000
Harris County Hospital District Revenue Refunding (Senior Lien), 1.800%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), 1.570%, VRD	23,900,000	23,900,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 1.570%, VRD	5,160,000	5,160,000
Texas State, Revenue Bonds, 4.000%, due 08/30/18	50,000,000	50,505,336
Texas State, Veteran Bonds, 1.820%, VRD	46,520,000	46,520,000
University of Texas Permanent University (Funding System), Series A, 1.650%, VRD	1,900,000	1,900,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.650%, VRD	14,000,000	14,000,000

		273,780,336

Utah—1.99%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.570%, VRD	64,335,000	64,335,000
Series D, 1.540%, VRD	1,755,000	1,755,000

		66,090,000

Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.760%, VRD	19,885,000	19,885,000
Series D, 1.770%, VRD	33,055,000	33,055,000

		52,940,000

Washington—0.03%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 1.770%, VRD	950,000	950,000

57

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Wisconsin—0.78%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 1.730%, VRD	$26,085,000	$26,085,000
Total municipal bonds and notes (cost—$3,153,001,901)		3,153,001,901

Tax-exempt commercial paper—5.06%
California—0.36%
San Diego County Water Authority, 1.540%, due 05/04/18	12,000,000	12,000,000

Connecticut—0.45%
Yale University, 1.230%, due 05/03/18	15,000,000	15,000,000

District of Columbia—0.09%
Washington D.C. Metropolitan Airport Authority, 1.670%, due 05/24/18	3,000,000	3,000,000

Florida—0.30%
Miami-Dade County Water & Sewer Revenue, 1.370%, due 05/10/18	10,000,000	10,000,000

Illinois—0.45%
Illinois Educational Facilities Authority Revenue, 1.630%, due 06/06/18	15,000,000	15,000,000

Maryland—0.10%
Montgomery County, 1.320%, due 05/08/18	3,250,000	3,250,000

New York—1.26%
New York State Power Authority, 1.730%, due 05/22/18	22,000,000	22,000,000
1.750%, due 05/10/18	5,100,000	5,100,000
1.790%, due 05/09/18	14,862,000	14,862,000

		41,962,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—0.40%
Cleveland Clinic, 1.320%, due 06/14/18	$8,300,000	$8,300,000
1.750%, due 07/12/18	5,000,000	5,000,000

		13,300,000

Texas—0.94%
Lower Colorado River Authority 1.500%, due 06/01/18	13,315,000	13,315,000
Methodist Hospital, 1.380%, due 05/23/18	15,000,000	15,000,000
University of Texas, 1.500%, due 05/01/18	3,000,000	3,000,000

		31,315,000

Virginia—0.71%
University of Virginia, 1.620%, due 05/08/18	23,500,000	23,500,000
Total tax-exempt commercial paper (cost—$168,327,000)		168,327,000
Total investments (cost—$3,321,328,901 which approximates cost for federal income tax purposes)—99.80%		3,321,328,901

Other assets in excess of liabilities—0.20%		6,632,662
Net assets—100.00%		$3,327,961,563

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

58

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$3,153,001,901	$—	$3,153,001,901
Tax-exempt commercial paper	—	168,327,000	—	168,327,000
Total	$—	$3,321,328,901	$—	$3,321,328,901

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $34,900,000, representing 1.05% of net assets.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2018 and reset periodically.

See accompanying notes to financial statements.

59

Master Trust

Statement of assets and liabilities

April 30, 2018

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$7,010,558,992; $11,433,469,154; $10,500,208,453; $1,907,302,452 and $3,321,328,901, respectively)	$7,010,819,072	$11,433,469,154	$10,500,208,453	$1,907,302,452	$3,321,328,901
Repurchase agreements, at value (cost—$760,000,000; $4,233,000,000; $7,667,000,000; $460,600,000 and $0, respectively)	760,000,000	4,233,000,000	7,667,000,000	460,600,000	—
Total investments in securities, at value (cost—$7,770,558,992; $15,666,469,154; $18,167,208,453; $2,367,902,452 and $3,321,328,901, respectively)	$7,770,819,072	$15,666,469,154	$18,167,208,453	$2,367,902,452	$3,321,328,901
Cash	592,306	5,055,929	4,814,993	1,389,419	4,314,120
Receivable for interest	4,869,235	6,719,028	1,815,165	1,237,232	7,018,978
Total assets	7,776,280,613	15,678,244,111	18,173,838,611	2,370,529,103	3,332,661,999

Liabilities:
Payable for investments purchased	—	—	142,336,699	—	4,430,697
Payable to affiliate	629,736	1,313,021	1,556,923	193,506	269,739
Total liabilities	629,736	1,313,021	143,893,622	193,506	4,700,436

Net assets, at value	$7,775,650,877	$15,676,931,090	$18,029,944,989	$2,370,335,597	$3,327,961,563

See accompanying notes to financial statements.

60

Master Trust

Statement of operations

For the year ended April 30, 2018

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$89,022,480	$184,734,498	$210,331,779	$26,464,033	$27,771,259
Expenses:
Investment advisory and administration fees	5,927,289	15,708,837	17,729,298	1,806,877	2,667,036
Trustees’ fees and expenses	49,031	105,106	137,943	26,756	30,985
Total expenses	5,976,320	15,813,943	17,867,241	1,833,633	2,698,021
Fee waivers by investment advisor	(1,264,504)	—	—	—	—
Net expenses	4,711,816	15,813,943	17,867,241	1,833,633	2,698,021
Net investment income	84,310,664	168,920,555	192,464,538	24,630,400	25,073,238
Net realized gains (losses)	8,663	(140,090)	28,283	169	—
Net change in unrealized depreciation	(386,387)	—	—	—	—
Net increase in net assets resulting from operations	$83,932,940	$168,780,465	$192,492,821	$24,630,569	$25,073,238

See accompanying notes to financial statements.

61

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$84,310,664	$40,612,757
Net realized gains	8,663	1,410,069
Net change in unrealized appreciation/depreciation	(386,387)	646,467
Net increase in net assets resulting from operations	83,932,940	42,669,293
Net increase (decrease) in net assets from beneficial interest transactions	4,530,600,138	(14,078,817,840)
Net increase (decrease) in net assets	4,614,533,078	(14,036,148,547)
Net assets:

Beginning of year	3,161,117,799	17,197,266,346
End of year	$7,775,650,877	$3,161,117,799

	Government Master Fund
	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$168,920,555	$63,785,214
Net realized gains (losses)	(140,090)	461,078
Net increase in net assets resulting from operations	168,780,465	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,871,947,478)	17,315,851,811
Net increase (decrease) in net assets	(1,703,167,013)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,676,931,090	$17,380,098,103

[1]	Commencement of operations.

	Treasury Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$192,464,538	$60,206,540
Net realized gains	28,283	207,023
Net increase in net assets resulting from operations	192,492,821	60,413,563
Net increase (decrease) in net assets from beneficial interest transactions	(357,542,511)	6,250,670,117
Net increase (decrease) in net assets	(165,049,690)	6,311,083,680
Net assets:

Beginning of year	18,194,994,679	11,883,910,999
End of year	$18,029,944,989	$18,194,994,679

See accompanying notes to financial statements.

62

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$24,630,400	$6,443,318
Net realized gains	169	6,162
Net increase in net assets resulting from operations	24,630,569	6,449,480
Net increase in net assets from beneficial interest transactions	1,009,547,304	836,608,628
Net increase in net assets	1,034,177,873	843,058,108
Net assets:

Beginning of year	1,336,157,724	493,099,616
End of year	$2,370,335,597	$1,336,157,724

	Tax-Free Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$25,073,238	$7,472,525
Net realized gains	—	—
Net increase in net assets resulting from operations	25,073,238	7,472,525
Net increase in net assets from beneficial interest transactions	985,153,890	933,174,322
Net increase in net assets	1,010,227,128	940,646,847
Net assets:

Beginning of year	2,317,734,435	1,377,087,588
End of year	$3,327,961,563	$2,317,734,435

See accompanying notes to financial statements.

63

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	1.41%	0.52%	0.26%	0.11%	0.11%
Supplemental data:
Total investment return[1]	1.38%	0.64%	0.26%	0.11%	0.11%
Net assets, end of year (000’s)	$7,775,651	$3,161,118	$17,197,266	$14,120,131	$15,763,737

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

64

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.08%[2]
Net investment income	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.08%	0.35%
Net assets, end of period (000’s)	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

65

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[1]	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of year (000’s)	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

66

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.00%[2,3]
Net investment income	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

67

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.04%	0.07%
Net investment income	0.93%	0.50%	0.03%	0.01%	0.01%
Supplemental data:
Total investment return[1]	0.91%	0.46%	0.03%	0.01%	0.02%
Net assets, end of year (000’s)	$3,327,962	$2,317,734	$1,377,088	$1,355,019	$1,391,038

1	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

68

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”.

69

Master Trust

Notes to financial statements

Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is

70

Master Trust

Notes to financial statements

permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2018, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

71

Master Trust

Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$629,736
Government Master Fund	1,313,021
Treasury Master Fund	1,556,923
Prime CNAV Master Fund	193,506
Tax-Free Master Fund	269,739

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

Effective February 1, 2017 through October 31, 2017, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.04% of its management fee. Effective November 1, 2017 through December 31, 2017, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.02% of its management fee. Effective January 1, 2018 through January 31, 2018, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.01% of its management fee. At April 30, 2018, UBS AM owed Prime Master Fund, and for the year ended April 30, 2018, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$—	$1,264,504

72

Master Trust

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and during the year ended April 30, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	168,194,571
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	712,146,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$13,108,820,052	$18,343,964,701
Withdrawals	(8,578,219,914)	(32,422,782,541)
Net increase (decrease) in beneficial interest	$4,530,600,138	$(14,078,817,840)

Government Master Fund

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$41,851,410,669	$51,345,380,769
Withdrawals	(43,723,358,147)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,871,947,478)	$17,315,851,811

73

Master Trust

Notes to financial statements

Treasury Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$36,198,417,823	$38,470,416,999
Withdrawals	(36,555,960,334)	(32,219,746,882)
Net increase (decrease) in beneficial interest	$(357,542,511)	$6,250,670,117

Prime CNAV Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$2,253,080,114	$1,943,132,148
Withdrawals	(1,243,532,810)	(1,106,523,520)
Net increase in beneficial interest	$1,009,547,304	$836,608,628

Tax-Free Master Fund
	For the years ended April 30,
	2018	2017
Contributions	$2,439,842,988	$3,412,226,666
Withdrawals	(1,454,689,098)	(2,479,052,344)
Net increase in beneficial interest	$985,153,890	$933,174,322

[1]	Commencement of operations.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$745,460
Gross unrealized depreciation	(485,380)
Net unrealized appreciation	$260,080

74

Master Trust

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

75

Master Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018
Government Master Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Prime CNAV Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the two years in the period ended April 30, 2018 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and

76

Master Trust

Report of Independent Registered Public Accounting Firm

brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

77

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

78

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 76 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since November 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 12 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

79

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 77 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 71 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 78 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

80

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 58 c/o Keith A. Weller, Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

81

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 50	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 54	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is chair of the Americas Product Structuring Committee. Mr. Carver is president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 39	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since October 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 40	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 61	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 54	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 60	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 50	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since October 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

82

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 30	Vice President and Assistant Secretary	Since May 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 40	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 52	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 58	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS AM—Americas region and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 15 investment companies (consisting of 71 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 44	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 52	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 33	Vice President and Assistant Secretary	Since May 2018	Mr. Stacey is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 34	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

83

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[2]; 56	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

84

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S127

UBS Investor Funds

Annual Report  |  April 30, 2018

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

June 15, 2018

Dear Shareholder,

We present you with the annual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the 12 months ended April 30, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2018 and ended the reporting period with that rate in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 1.55% as of April 30, 2018, versus 0.66% on April 30, 2017.

•	UBS Select Government Investor Fund: 1.29% as of April 30, 2018, versus 0.35% on April 30, 2017.

•	UBS Select Treasury Investor Fund: 1.23% as of April 30, 2018, versus 0.35% on April 30, 2017.

•	UBS Prime Investor Fund: 1.50% as of April 30, 2018, versus 0.62% on April 30, 2017.

•	UBS Tax-Free Investor Fund: 1.21% as of April 30, 2018, versus 0.44% on April 30, 2017.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 and 8.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% and 3.2% seasonally adjusted annualized rate during the second and third quarters of 2017, respectively. The latter reading represented the strongest pace since the first quarter of 2015. Fourth quarter 2017 GDP grew at a

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

2.9% rate. Finally, based on the US Commerce Department’s initial reading, first quarter 2018 GDP growth was 2.3%.

Q.	How did the Fed react to the economic environment?
A.	The Fed raised interest rates three times during the reporting period as it sought to gradually normalize monetary policy. After raising rates in June 2017, the Fed again raised rates in December 2017, bringing the federal funds rate to a range between 1.25% and 1.50%. In addition, starting in October 2017, the Fed began reducing its sizable balance sheet. Finally, in March 2018, the Fed raised rates to a range between 1.50% and 1.75%. This marked the Fed’s sixth rate hike since December 2015 and the first for new Fed Chairman Jerome Powell.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 25 days. By the end of the period on April 30, 2018, the Master Fund’s WAM was 21 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers for securities with maturities past overnight throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to certificates of deposit and commercial paper. Conversely, we decreased its exposures to repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 56 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2018, it was 24 days. At the security level, we increased the Master Fund’s exposures to direct US government and agency obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 49 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 25 days. At the security level, we increased the Master Fund’s exposure to US government obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 26 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 17 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to direct US government and agency obligations, certificates of deposit and time deposits.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and

2

UBS Investor Funds

seasonality factors within the tax-exempt market. At the end of the reporting period its WAM again was six days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and notes and slightly reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy will continue to expand, albeit at a relatively modest pace. In our view, inflation may tick higher, but generally be well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2018. The views and opinions in the letter were current as of June 15, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2017	Ending account value[2] April 30, 2018	Expenses paid during period[3] 11/01/17 to 04/30/18	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,005.90	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Select Government Investor Fund
Actual	$1,000.00	$1,004.70	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,004.70	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Prime Investor Fund
Actual	$1,000.00	$1,005.70	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,003.80	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.56	2.26	0.45

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2018 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.55%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.57
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.38
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.38
Weighted average maturity[2]	21 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund, your shares of UBS Select Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.29%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.30
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.17
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.17
Weighted average maturity[2]	24 days

Table footnotes are on page 8.

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.23%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.24
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.07
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.07
Weighted average maturity[2]	25 days

Table footnotes are on page 8.

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2018 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.50%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.51
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.27
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.27
Weighted average maturity[2]	17 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.21%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.22
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.00
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.00
Weighted average maturity[2]	6 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

8

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9

UBS Investor Funds

Statement of assets and liabilities

April 30, 2018

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$708,056,766; $134,614,904; $436,471,907; $369,070,507 and $123,828,035, respectively, which approximates cost for federal income tax purposes)	$708,099,892
Other assets	18,812
Total assets	708,118,704

Liabilities:
Dividends payable to shareholders	818,212
Payable to affiliate	153,873
Accrued expenses and other liabilities	121,323
Total liabilities	1,093,408

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 706,942,802; 134,430,624; 435,886,215; 368,536,452 and 123,642,442 outstanding, respectively	706,982,490
Accumulated undistributed (distributions in excess of) net investment income	(369)
Accumulated net realized gains (losses)	49
Net unrealized appreciation	43,126
Net assets	$707,025,296
Net asset value per share	$1.0001

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$134,614,904	$436,471,907	$369,070,507	$123,828,035
20,822	30,189	14,771	8,662
134,635,726	436,502,096	369,085,278	123,836,697

131,583	428,588	411,590	107,170
29,717	102,642	73,379	19,238
50,938	83,126	63,835	67,847
212,238	614,356	548,804	194,255

$134,430,624	$435,886,215	$368,536,452	$123,642,442
—	—	—	—
(7,136)	1,525	22	—
—	—	—	—
$134,423,488	$435,887,740	$368,536,474	$123,642,442
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Investor Funds

Statement of operations

For the year ended April 30, 2018

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$6,525,846
Expenses allocated from Master Fund	(432,999)
Expense waiver allocated from Master Fund	87,297
Net investment income allocated from Master Fund	6,180,144
Expenses:
Service and distribution fees	1,514,196
Administration fees	432,647
Transfer agency fees	130,326
Professional fees	76,386
Reports and notices to shareholders	29,169
State registration fees	23,208
Trustees’ fees	20,229
Accounting fees	14,850
Insurance fees	12,902
Organization fees	—
Other expenses	25,261
2,279,174
Fee waivers and/or expense reimbursements by administrator and/or distributor	(678,042)
Net expenses	1,601,132
Net investment income	4,579,012
Net realized gain (loss) allocated from Master Fund	650
Net change in unrealized depreciation allocated from Master Fund	(10,687)
Net increase in net assets resulting from operations	$4,568,975

12

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$1,153,204	$3,781,006	$3,090,693	$736,802
(94,354)	(308,462)	(207,276)	(68,454)
—	—	—	—
1,058,850	3,472,544	2,883,417	668,348

330,005	1,078,909	724,825	239,369
94,286	308,222	207,129	68,388
8,417	31,481	29,307	12,166
52,590	73,807	70,111	72,705
6,552	13,491	12,188	14,710
21,640	20,505	20,405	19,415
18,315	19,805	19,009	18,128
13,256	13,267	13,267	13,267
40,626	44,243	4,539	7,679
14,710	—	—	—
17,308	27,392	20,009	13,390
617,705	1,631,122	1,120,789	479,217
(287,766)	(552,483)	(396,109)	(239,914)
329,939	1,078,639	724,680	239,303
728,911	2,393,905	2,158,737	429,045
(379)	1,525	22	—
—	—	—	—
$728,532	$2,395,430	$2,158,759	$429,045

See accompanying notes to financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$4,579,012	$633,931
Net realized gains	650	38,001
Net change in unrealized appreciation/depreciation	(10,687)	53,813
Net increase in net assets resulting from operations	4,568,975	725,745
Dividends and distributions to shareholders from:

Net investment income	(4,579,012)	(634,300)
Net realized gains	(1,489)	(39,117)
Total dividends and distributions to shareholders	(4,580,501)	(673,417)
Net increase (decrease) in net assets from beneficial interest transactions	458,287,325	(120,560,336)
Net increase (decrease) in net assets	458,275,799	(120,508,008)
Net assets:

Beginning of year	248,749,497	369,257,505
End of year	$707,025,296	$248,749,497
Accumulated undistributed (distributions in excess of) net investment income	$(369)	$(369)

See accompanying notes to financial statements.

14

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the year ended April 30, 2018	For the period from August 17, 2016[1] to April 30, 2017
From operations:

Net investment income	$728,911	$43,631
Net realized gains (losses)	(379)	1,293
Net increase in net assets resulting from operations	728,532	44,924
Dividends and distributions to shareholders from:

Net investment income	(728,911)	(43,631)
Net realized gains	(7,781)	(269)
Total dividends and distributions to shareholders	(736,692)	(43,900)
Net increase in net assets from beneficial interest transactions	75,772,426	58,658,198
Net increase in net assets	75,764,266	58,659,222
Net assets:

Beginning of period	58,659,222	—
End of period	$134,423,488	$58,659,222
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$2,393,905	$155,801
Net realized gains	1,525	2,747
Net increase in net assets resulting from operations	2,395,430	158,548
Dividends and distributions to shareholders from:

Net investment income	(2,393,905)	(155,801)
Net realized gains	(1,699)	(4,623)
Total dividends and distributions to shareholders	(2,395,604)	(160,424)
Net increase (decrease) in net assets from beneficial interest transactions	242,213,249	(65,025,230)
Net increase (decrease) in net assets	242,213,075	(65,027,106)
Net assets:

Beginning of year	193,674,665	258,701,771
End of year	$435,887,740	$193,674,665
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

16

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$2,158,737	$103,497
Net realized gains	22	147
Net increase in net assets resulting from operations	2,158,759	103,644
Dividends and distributions to shareholders from:

Net investment income	(2,158,737)	(103,497)
Net realized gains	(39)	(108)
Total dividends and distributions to shareholders	(2,158,776)	(103,605)
Net increase in net assets from beneficial interest transactions	279,003,803	87,186,190
Net increase in net assets	279,003,786	87,186,229
Net assets:

Beginning of year	89,532,688	2,346,459
End of year	$368,536,474	$89,532,688
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

17

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$429,045	$50,264
Net increase in net assets resulting from operations	429,045	50,264
Dividends and distributions to shareholders from:

Net investment income	(429,045)	(50,264)
Net realized gains	—	(162)
Total dividends and distributions to shareholders	(429,045)	(50,426)
Net increase in net assets from beneficial interest transactions	76,993,105	19,194,508
Net increase in net assets	76,993,105	19,194,346
Net assets:

Beginning of year	46,649,337	27,454,991
End of year	$123,642,442	$46,649,337
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

18

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0099	0.0025	0.000 [1]	0.000 [1]	0.000 [1]
Net realized and unrealized gains (losses)	(0.0001)	0.0004	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0098	0.0029	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0099)	(0.0025)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.0000)[2]	(0.0002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0099)	(0.0027)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.0001	$1.0002	$1.00	$1.00	$1.00
Total investment return[3]	0.99%	0.29%	0.03%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.63%	0.64%	0.61%	0.61%	0.60%
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.45%	0.33%	0.20%	0.20%
Net investment income[4]	1.06%	0.22%	0.03%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$707,025	$248,749	$369,258	$340,945	$327,480

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2018	For the period from August 17, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.007	0.001
Net realized gains (losses)	(0.000)[2]	0.000 [2]
Net increase from operations	0.007	0.001
Dividends from net investment income	(0.007)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.74%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.76%	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.43%[5]
Net investment income[4]	0.77%	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$134,423	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.007	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.007	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.73%	0.08%	0.02%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.63%	0.65%	0.61%	0.61%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%	0.39%	0.16%	0.06%	0.06%
Net investment income[3]	0.78%	0.07%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$435,888	$193,675	$258,702	$310,054	$266,448

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

21

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2018	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.010	0.003	0.000 [2]
Net realized gains	0.000 [2]	0.000 [2]	—
Net increase from operations	0.010	0.003	0.000 [2]
Dividends from net investment income	(0.010)	(0.003)	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.010)	(0.003)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.97%	0.27%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.64%	1.26%	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.45%	0.35%[5]
Net investment income[4]	1.04%	0.42%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$368,536	$89,533	$2,346

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

22

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.006	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.006	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.56%	0.14%	0.02%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.80%	1.11%	1.10%	0.97%	0.92%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%	0.42%	0.06%	0.04%	0.08%
Net investment income[3]	0.63%	0.16%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$123,642	$46,649	$27,455	$22,482	$26,646

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

23

UBS Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (formerly UBS Select Tax-Free Investor Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016 and Government Investor Fund commenced operations on August 17, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (9.11% for Prime Investor Fund, 0.86% for Government Investor Fund, 2.42% for Treasury Investor Fund, 15.57% for Prime CNAV Investor Fund, and 3.72% for Tax-Free Investor Fund at April 30, 2018).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

24

UBS Investor Funds

Notes to financial statements

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Investor Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund are “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended April 30, 2018, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

25

UBS Investor Funds

Notes to financial statements

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At April 30, 2018, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$54,508
Government Investor Fund	10,426
Treasury Investor Fund	35,017
Prime CNAV Investor Fund	28,377
Tax-Free Investor Fund	9,097

The Funds and UBS AM have entered into written fee waiver/expense reimbursement agreements pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2018 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. At April 30, 2018 UBS AM owed the Funds, and for the year ended April 30, 2018, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Funds	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$64,158	$461,728
Government Investor Fund	11,989	240,622
Treasury Investor Fund	37,426	398,353
Prime CNAV Investor Fund	40,129	292,563
Tax-Free Investor Fund	17,150	205,718

26

UBS Investor Funds

Notes to financial statements

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2018, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Funds	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2019	Expires April 30, 2020	Expires April 30, 2021
Prime Investor Fund	$1,174,232	$380,661	$331,843	$461,728
Government Investor Fund	411,880	—	171,258	240,622
Treasury Investor Fund	1,014,519	284,862	331,304	398,353
Prime CNAV Investor Fund	538,243	60,558	185,122	292,563
Tax-Free Investor Fund	519,446	123,777	189,951	205,718

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and for the year ended April 30, 2018, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the year ended April 30, 2018, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Funds	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

At April 30, 2018, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Funds	Amounts owed to UBS AM—US
Prime Investor Fund	$190,777
Government Investor Fund	36,493
Treasury Investor Fund	122,560
Prime CNAV Investor Fund	99,320
Tax-Free Investor Fund	31,840

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also

27

UBS Investor Funds

Notes to financial statements

voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At April 30, 2018, UBS AM—US owed the Funds and for the year ended April 30, 2018, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Funds	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$27,254	$216,314
Government Investor Fund	5,213	47,144
Treasury Investor Fund	17,509	154,130
Prime CNAV Investor Fund	14,189	103,546
Tax-Free Investor Fund	4,549	34,196

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Investor Fund

	For the years ended April 30,
	2018		2017
	Shares	Amount	Shares	Amount
Shares sold	1,067,316,652	$1,067,401,643	289,797,867	$289,823,144
Shares repurchased	(612,718,792)	(612,766,411)	(410,897,184)	(410,920,359)
Dividends reinvested	3,651,879	3,652,093	536,879	536,879
Net increase (decrease)	458,249,739	$458,287,325	(120,562,438)	$(120,560,336)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the year ended April 30, 2018	For the period from August 17, 2016[1] to April 30, 2017
Shares sold	203,337,451	104,170,831
Shares repurchased	(127,937,218)	(45,524,405)
Dividends reinvested	372,193	11,772
Net increase in shares outstanding	75,772,426	58,658,198

28

UBS Investor Funds

Notes to financial statements

Treasury Investor Fund

	For the years ended April 30,
	2018	2017
Shares sold	588,924,047	248,818,862
Shares repurchased	(348,555,113)	(313,936,270)
Dividends reinvested	1,844,315	92,178
Net increase (decrease) in shares outstanding	242,213,249	(65,025,230)

Prime CNAV Investor Fund

	For the years ended April 30,
	2018	2017
Shares sold	646,291,388	137,505,410
Shares repurchased	(368,957,076)	(50,378,956)
Dividends reinvested	1,669,491	59,736
Net increase in shares outstanding	279,003,803	87,186,190

Tax-Free Investor Fund

	For the years ended April 30,
	2018	2017
Shares sold	181,345,259	88,991,703
Shares repurchased	(104,651,220)	(69,830,698)
Dividends reinvested	299,066	33,503
Net increase in shares outstanding	76,993,105	19,194,508

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2018 and April 30, 2017 were as follows:

	2018				2017
Fund	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
Prime Investor Fund	$—	$4,580,501	$—	$—	$—	$673,417	$—	$—
Government Investor Fund	—	736,692	—	—	—	43,900	—	—
Treasury Investor Fund	—	2,395,604	—	—	—	160,407	17	—
Prime CNAV Investor Fund	—	2,158,776	—	—	—	103,605	—	—
Tax-Free Investor Fund	429,045	—	—	—	50,076	188	162	—

29

UBS Investor Funds

Notes to financial statements

At April 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Total
Prime Investor Fund	$—	$817,892	$—	$—	$43,126	$861,018
Government Investor Fund	—	138,556	—	—	—	138,556
Treasury Investor Fund	—	428,588	1,525	—	—	430,113
Prime CNAV Investor Fund	—	411,612	—	—	—	411,612
Tax-Free Investor Fund	107,170	—	—	—	—	107,170

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2018, Government Investor Fund had post-enactment short-term capital loss carryforwards of $(379).

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for Government Investor Fund and Prime CNAV Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

UBS Investor Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund (collectively referred to as the “Funds”), (five of the funds constituting the UBS Series Funds (the “Trust”)), as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting UBS Series Funds) at April 30, 2018 and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Tax-Free Investor Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018
UBS Select Government Investor Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from August 17, 2016 (commencement of operations) through April 30, 2017	For the year ended April 30, 2018 and the period from August 17, 2016 (commencement of operations) through April 30, 2017
UBS Prime Investor Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the two years in the period ended April 30, 2018 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits

31

UBS Investor Funds

Report of Independent Registered Public Accounting Firm

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

32

UBS Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Prime Investor Fund	$4,491,721	$1,489
Government Investor Fund	728,911	7,781
Treasury Investor Fund	2,393,905	1,699
Prime CNAV Investor Fund	2,158,737	39

33

Master Trust

Annual Report  |  April 30, 2018

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2017	Ending account value April 30, 2018	Expenses paid during period[1] 11/01/17 to 04/30/18	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,007.70	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

Government Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	43.8%
Canada	10.3
China	9.2
Sweden	8.7
Japan	7.4
Total	79.4%

Portfolio composition[2]
Commercial paper	55.1%
Certificates of deposit	22.8
Time deposits	12.0
Repurchase agreements	9.8
Short-term corporate obligations	0.2
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
US government and agency obligations	72.9%
Repurchase agreements	27.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
US government obligations	58.2%
Repurchase agreements	42.5
Other assets less liabilities	(0.7)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	54.5%
Canada	8.9
France	7.4
Sweden	7.1
China	6.6
Total	84.5%

Portfolio composition[2]
Commercial paper	51.9%
Repurchase agreements	19.4
Certificates of deposit	16.0
Time deposits	12.4
US government and agency obligations	0.2
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds and notes	94.7%
Tax-exempt commercial paper	5.1
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Time deposits—12.00%
Banking-non-US—12.00%
Branch Banking & Trust Co. 1.670%, due 05/01/18	$100,000,000	$100,000,000
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	200,000,000	200,000,000
DnB NOR Bank ASA 1.670%, due 05/01/18	65,000,000	65,000,000
Natixis 1.680%, due 05/01/18	141,000,000	141,000,000
Nordea Bank AB 1.670%, due 05/01/18	62,000,000	62,000,000
Skandinaviska Enskilda Banken AB 1.670%, due 05/01/18	145,000,000	145,000,000
Svenska Handelsbanken 1.670%, due 05/01/18	40,000,000	40,000,000
Toronto Dominion Bank Ltd. 1.680%, due 05/01/18	180,000,000	180,000,000
Total time deposits (cost—$933,000,000)		933,000,000

Certificates of deposit—22.82%
Banking-non-US—19.46%
Bank of Montreal 1.595%, due 05/09/18	32,000,000	31,998,557
1 mo. USD LIBOR + 0.160%, 2.038%, due 05/08/18[1]	15,000,000	15,002,103
3 mo. USD LIBOR + 0.100%, 2.278%, due 06/18/18[1]	40,000,000	40,019,075
3 mo. USD LIBOR + 0.180%, 2.488%, due 07/03/18[1]	40,000,000	40,007,791
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 0.060%, 1.899%, due 05/15/18[1]	35,000,000	35,001,586
1 mo. USD LIBOR + 0.160%, 2.054%, due 05/18/18[1]	15,000,000	14,995,563
1 mo. USD LIBOR + 0.170%, 2.065%, due 05/08/18[1]	50,000,000	49,945,418
3 mo. USD LIBOR + 0.200%, 2.271%, due 06/12/18[1]	38,000,000	38,019,222
Credit Suisse NY 2.190%, due 06/08/18	75,000,000	75,024,157
KBC Bank NV 1.720%, due 05/03/18	185,000,000	184,999,965
Mizuho Bank Ltd. 2.040%, due 05/29/18	79,000,000	79,011,335
2.340%, due 07/06/18	77,000,000	77,039,800
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.325%, due 06/15/18[1]	46,000,000	46,082,971
Norinchukin Bank Ltd. 1.720%, due 05/02/18	230,000,000	229,999,880
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.200%, due 05/29/18[1]	38,000,000	37,952,070
3 mo. USD LIBOR + 0.170%, 2.501%, due 07/05/18[1]	38,000,000	38,004,984

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.070%, 1.890%, due 05/14/18[1]	$32,000,000	$32,020,450
1.910%, due 07/25/18	32,000,000	31,979,624
1 mo. USD LIBOR + 0.130%, 2.024%, due 05/14/18[1]	22,000,000	22,003,610
Sumitomo Mitsui Banking Corp. 2.050%, due 05/23/18	75,000,000	75,009,239
Svenska Handelsbanken
1 mo. USD LIBOR + 0.150%, 2.037%, due 05/02/18[1]	10,000,000	10,000,170
1 mo. USD LIBOR + 0.190%, 2.077%, due 05/01/18[1]	30,000,000	29,984,956
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/24/18[1]	30,000,000	29,984,918
1 mo. USD LIBOR + 0.300%, 2.197%, due 05/11/18[1]	38,000,000	38,001,845
3 mo. USD LIBOR + 0.100%, 2.459%, due 07/30/18[1]	38,000,000	38,000,000
Swedbank AB 1.700%, due 05/02/18	127,000,000	126,999,983
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/15/18[1]	12,000,000	12,002,689
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/08/18[1]	25,000,000	24,996,471
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/21/18[1]	9,000,000	8,996,684

		1,513,085,116

Banking-US—3.36%
Branch Banking & Trust Co. 1.680%, due 05/01/18	80,000,000	79,999,948
Citibank N.A.
1 mo. USD LIBOR + 0.160%, 2.057%, due 05/11/18[1]	30,000,000	30,003,119
2.240%, due 07/02/18	75,000,000	75,024,293
3 mo. USD LIBOR + 0.160%, 2.267%, due 06/12/18[1]	38,000,000	38,040,766
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%, 1.897%, due 05/04/18[1]	8,500,000	8,500,143
1 mo. USD LIBOR + 0.240%, 2.118%, due 05/08/18[1]	30,000,000	29,983,070

		261,551,339
Total certificates of deposit (cost—$1,774,499,389)		1,774,636,455

Commercial paper[2]—55.15%
Asset backed-miscellaneous—23.04%
Antalis S.A. 2.310%, due 07/05/18	35,440,000	35,301,867
2.310%, due 07/12/18	38,000,000	37,831,171
Atlantic Asset Securitization LLC 1.660%, due 05/01/18	50,000,000	49,997,639

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Barton Capital Corp.
1 mo. USD LIBOR + 0.140%, 2.036%, due 05/21/18[1]	$15,000,000	$14,999,067
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/24/18[1]	50,000,000	49,962,228
2.320%, due 07/11/18	21,000,000	20,908,188
CAFCO LLC 2.060%, due 05/29/18	25,000,000	24,962,038
Cancara Asset Securitisation LLC 1.880%, due 05/10/18	76,000,000	75,962,211
1.900%, due 05/15/18	40,000,000	39,968,500
2.040%, due 05/30/18	50,000,000	49,919,167
2.310%, due 07/05/18	55,000,000	54,776,352
Fairway Finance Corp.
1.800%, due 05/16/18	26,100,000	26,078,575
2.170%, due 06/11/18	25,000,000	24,940,267
2.180%, due 06/18/18	30,000,000	29,915,597
2.210%, due 06/19/18	15,000,000	14,956,875
Gotham Funding Corp. 1.900%, due 05/09/18	8,000,000	7,996,520
2.040%, due 05/24/18	25,000,000	24,968,550
2.180%, due 06/06/18	60,687,000	60,565,061
2.200%, due 06/06/18	25,000,000	24,949,767
Liberty Street Funding LLC 1.790%, due 05/10/18	25,000,000	24,987,570
1.820%, due 05/07/18	35,000,000	34,988,022
2.040%, due 05/24/18	32,000,000	31,959,467
2.060%, due 05/29/18	30,000,000	29,953,286
2.120%, due 06/05/18	37,000,000	36,927,258
2.300%, due 07/11/18	46,000,000	45,799,256
2.320%, due 07/02/18	24,000,000	23,911,884
Manhattan Asset Funding Co. LLC 2.090%, due 05/29/18	76,000,000	75,882,024
Nieuw Amsterdam Receivables Corp. 2.090%, due 06/04/18	31,000,000	30,940,988
Old Line Funding LLC 2.020%, due 06/07/18	44,500,000	44,407,230
1 mo. USD LIBOR + 0.150%, 2.044%, due 05/18/18[1]	20,000,000	19,996,168
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	35,000,000	34,982,142
1 mo. USD LIBOR + 0.200%, 2.087%, due 05/03/18[1]	22,000,000	21,985,318
2.290%, due 07/10/18	25,000,000	24,893,056
2.340%, due 08/13/18	25,000,000	24,825,948
1 mo. USD LIBOR + 0.440%, 2.371%, due 05/15/18[1]	19,500,000	19,507,147
Regency Markets No. 1 LLC 1.750%, due 05/03/18	44,000,000	43,993,693
Sheffield Receivables Corp. 2.320%, due 07/13/18	39,000,000	38,821,950
2.340%, due 07/09/18	61,000,000	60,741,072
Thunder Bay Funding LLC 1.610%, due 05/21/18	50,000,000	49,945,167
2.100%, due 06/11/18	25,000,000	24,941,900
2.100%, due 06/11/18	20,000,000	19,953,520
2.200%, due 06/22/18	25,000,000	24,924,917

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
2.320%, due 07/24/18	$32,000,000	$31,829,093
2.340%, due 08/13/18	36,000,000	35,753,145
1 mo. USD LIBOR + 0.440%, 2.362%, due 05/15/18[1]	19,500,000	19,510,933
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.250%, 2.150%, due 05/29/18[1]	67,000,000	66,999,887
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/29/18[1]	40,000,000	39,999,673
Victory Receivables Corp. 1.830%, due 05/09/18	24,125,000	24,114,264
1.850%, due 05/14/18	40,000,000	39,971,533
2.320%, due 07/02/18	75,000,000	74,723,981

		1,791,131,132

Banking-non-US—23.22%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/09/18[1]	30,000,000	29,999,661
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.296%, due 05/21/18[1]	38,000,000	38,006,356
3 mo. USD LIBOR + 0.150%, 2.489%, due 07/05/18[1]	38,000,000	38,055,342
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.051%, due 05/08/18[1]	30,000,000	29,986,335
Bank of Nova Scotia
1 mo. USD LIBOR + 0.170%, 2.067%, due 05/21/18[1]	30,000,000	30,001,682
1 mo. USD LIBOR + 0.180%, 2.071%, due 05/08/18[1]	32,000,000	31,985,086
3 mo. USD LIBOR + 0.150%, 2.106%, due 05/21/18[1]	38,000,000	38,041,382
2.170%, due 06/14/18	74,000,000	73,823,325
3 mo. USD LIBOR + 0.150%, 2.488%, due 07/05/18[1]	38,000,000	38,004,999
Banque et Caisse d’Epargne de l’Etat 1.950%, due 07/13/18	35,000,000	34,844,384
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.134%, due 05/01/18[1,3]	42,000,000	42,001,431
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/01/18[1,3]	105,000,000	105,008,215
China Construction Bank Corp. 1.640%, due 05/01/18	150,000,000	149,991,937
1.720%, due 05/04/18	24,000,000	23,994,800
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	30,000,000	29,984,093
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/16/18[1]	25,000,000	24,994,489
Credit Suisse NY 2.010%, due 05/22/18	75,000,000	74,916,675
DBS Bank Ltd. 2.180%, due 06/08/18	75,000,000	74,837,094

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 2.061%, due 05/30/18[1]	$35,000,000	$34,997,761
Erste Abwicklungsanstalt 1.620%, due 05/21/18	32,000,000	31,965,317
Federation Des Caisses 1.690%, due 06/04/18	32,500,000	32,439,713
HSBC Bank PLC
1 mo. USD LIBOR + 0.150%, 2.045%, due 05/08/18[1]	42,500,000	42,508,041
3 mo. USD LIBOR + 0.170%, 2.491%, due 07/03/18[1]	40,000,000	40,005,158
Industrial & Commercial Bank of China Ltd. 1.700%, due 05/01/18	200,000,000	199,990,112
Mizuho Bank Ltd. 1.730%, due 05/01/18	75,000,000	74,996,406
Nordea Bank AB 1.585%, due 05/16/18	20,500,000	20,484,010
NRW Bank 1.750%, due 05/02/18	17,000,000	16,998,463
Oversea-Chinese Banking Corp. Ltd. 1.610%, due 05/16/18	20,000,000	19,983,289
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/11/18[1]	14,000,000	14,001,147
Societe Generale 1.590%, due 05/01/18	98,000,000	97,995,468
Sumitomo Mitsui Banking Corp. 1.950%, due 05/17/18	39,000,000	38,966,408
Toronto Dominion Bank Ltd. 1.700%, due 05/07/18	75,000,000	74,974,581
1 mo. USD LIBOR + 0.150%, 2.051%, due 05/29/18[1]	30,000,000	30,004,445
1 mo. USD LIBOR + 0.190%, 2.073%, due 05/04/18[1]	30,000,000	29,988,495
1 mo. USD LIBOR + 0.190%, 2.085%, due 05/08/18[1]	25,000,000	24,991,053
United Overseas Bank Ltd. 2.300%, due 07/02/18	67,000,000	66,748,851
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.951%, due 05/10/18[1]	5,000,000	5,000,251

		1,805,516,255

Banking-US—1.86%
Bedford Row Funding Corp. 2.360%, due 08/01/18	20,000,000	19,879,358
3 mo. USD LIBOR + 0.110%, 2.447%, due 07/11/18[1]	30,000,000	30,025,550
Danske Corp. 1.800%, due 05/04/18	35,000,000	34,993,074
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.230%, 2.125%, due 05/08/18[1]	50,000,000	49,985,315
3 mo. USD LIBOR + 0.140%, 2.318%, due 06/18/18[1]	10,000,000	10,005,311

		144,888,608

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—1.63%
Sinopec Century Bright Capital Investment Ltd. 1.850%, due 05/02/18	$127,000,000	$126,987,872

Finance-other—5.40%
CNPC Finance HK Ltd. 2.250%, due 05/03/18	62,000,000	61,990,984
2.450%, due 05/23/18	150,000,000	149,822,037
Collateralized Commercial Paper Co. LLC 2.030%, due 06/01/18	75,000,000	74,870,067
1 mo. USD LIBOR + 0.220%, 2.103%, due 05/04/18[1]	41,000,000	41,001,707
1 mo. USD LIBOR + 0.250%, 2.146%, due 05/21/18[1]	17,000,000	16,991,012
3 mo. USD LIBOR + 0.190%, 2.511%, due 06/27/18[1]	25,000,000	24,995,069
Prudential Funding LLC 1.690%, due 05/01/18	50,000,000	49,997,621

		419,668,497
Total commercial paper (cost—$4,288,059,603)		4,288,192,364

Short-term corporate obligations—0.19%
Banking-non-US—0.19%
Westpac Banking Corp.
1 mo. USD LIBOR + 0.190%, 2.091%, due 05/29/18[1] (cost—$15,000,000)	15,000,000	14,990,253

Repurchase agreements—9.78%
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $554,938,400 US Treasury Notes, 1.625% to 2.000% due 12/31/19 to 08/15/25 and $100 US Treasury Bond Principal STRIP, zero coupon due 02/15/20; (value—$535,500,083); proceeds: $525,025,083	525,000,000	525,000,000
Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.870% due 05/01/18, collateralized by $87,793,389 various asset-backed convertible bonds, 0.250% to 10.750% due 03/01/19 to 03/07/67; (value—$86,382,870); proceeds: $80,004,156	80,000,000	80,000,000
Repurchase agreement dated 04/25/18 with BNP Paribas SA, 1.870% due 05/02/18, collateralized by $39,064,698 various asset-backed convertible bonds, zero coupon to 9.625% due 04/01/20 to 03/07/67; (value—$32,400,000); proceeds: $30,010,908	30,000,000	30,000,000

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.260% due 06/04/18, collateralized by $3,338,741 various asset-backed convertible bonds, zero coupon to 2.200% due 05/25/18 to 01/01/49 and $7,303,356 various equity securities; (value—$133,750,007); proceeds: $125,494,375[3,4]	$125,000,000	$125,000,000
Total repurchase agreements (cost—$760,000,000)		760,000,000
Total investments (cost—$7,770,558,992 which approximates cost for federal income tax purposes)—99.94%		7,770,819,072

Other assets in excess of liabilities—0.06%		4,831,805
Net assets—100.00%		$7,775,650,877

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 64.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$933,000,000	$—	$933,000,000
Certificates of deposit	—	1,774,636,455	—	1,774,636,455
Commercial paper	—	4,288,192,364	—	4,288,192,364
Short-term corporate obligations	—	14,990,253	—	14,990,253
Repurchase agreements	—	760,000,000	—	760,000,000
Total	$—	$7,770,819,072	$—	$7,770,819,072
At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end. Illiquid assets, in the amount of $272,009,646, represented 3.50% of net assets at the end of the period.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2018.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—72.93%
Federal Farm Credit Bank 1.220%, due 05/01/18[1]	$100,000,000	$100,000,000
1.620%, due 10/30/18[1]	50,000,000	49,590,500
1.730%, due 06/26/18[1]	46,000,000	45,876,209
1.740%, due 07/09/18[1]	22,800,000	22,723,962
1 mo. USD LIBOR – 0.095%, 1.792%, due 05/03/18[2]	100,000,000	99,998,513
1 mo. USD LIBOR – 0.085%, 1.816%, due 05/30/18[2]	77,000,000	76,995,820
1 mo. USD LIBOR + 0.050%, 1.947%, due 05/11/18[2]	133,000,000	133,006,488
1 mo. USD LIBOR + 0.055%, 1.950%, due 05/08/18[2]	128,700,000	128,694,630
1 mo. USD LIBOR + 0.090%, 1.968%, due 05/05/18[2]	95,000,000	95,000,247
1 mo. USD LIBOR + 0.090%, 1.987%, due 05/25/18[2]	100,000,000	99,998,697
1 mo. USD LIBOR + 0.140%, 2.031%, due 05/06/18[2]	118,500,000	118,498,499
Federal Home Loan Bank 1.580%, due 07/02/18[1]	150,000,000	149,591,833
1.600%, due 05/03/18[1]	158,000,000	157,985,956
1.600%, due 05/04/18[1]	112,000,000	111,985,067
1.620%, due 05/04/18[1]	140,000,000	139,981,100
1.645%, due 05/16/18[1]	88,100,000	88,039,615
1.650%, due 05/23/18[1]	131,925,000	131,791,976
1.650%, due 06/14/18[1]	93,000,000	92,812,450
1.668%, due 06/06/18[1]	150,000,000	149,749,800
1.670%, due 06/11/18[1]	75,000,000	74,857,354
1.670%, due 06/13/18[1]	167,000,000	166,666,881
1.675%, due 06/05/18[1]	185,000,000	184,698,733
1.685%, due 06/04/18[1]	77,000,000	76,877,463
1.685%, due 06/08/18[1]	77,000,000	76,863,047
1.690%, due 05/08/18[1]	150,000,000	149,950,708
1.690%, due 05/24/18[1]	140,000,000	139,848,839
1.697%, due 06/15/18[1]	165,000,000	164,649,994
1.700%, due 05/23/18[1]	170,000,000	169,823,389
1.700%, due 05/25/18[1]	16,000,000	15,981,867
1.700%, due 06/04/18[1]	50,000,000	49,919,722
1.700%, due 06/14/18[1]	160,000,000	159,667,556
1.705%, due 05/30/18[1]	144,000,000	143,802,220
1.710%, due 06/01/18[1]	138,725,000	138,520,727
1.715%, due 06/19/18[1]	116,000,000	115,729,221
1.719%, due 05/18/18[1]	24,000,000	23,980,518
1.720%, due 06/18/18[1]	92,250,000	92,038,440
1.722%, due 07/06/18[1]	145,000,000	144,542,235
1 mo. USD LIBOR – 0.155%, 1.723%, due 05/05/18[2]	136,000,000	136,000,000
1.724%, due 07/11/18[1]	80,000,000	79,727,991
1.735%, due 07/09/18[1]	91,500,000	91,195,724
1 mo. USD LIBOR – 0.140%, 1.738%, due 05/05/18[2]	160,000,000	160,000,000
1.740%, due 05/10/18[1]	65,100,000	65,071,681
1.740%, due 05/16/18[1]	22,000,000	21,984,050
1.740%, due 06/26/18[1]	150,000,000	149,594,000
1 mo. USD LIBOR – 0.155%, 1.742%, due 05/12/18[2]	84,000,000	84,000,000

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.135%, 1.743%, due 05/05/18[2]	$143,000,000	$143,000,000
1.745%, due 07/13/18[1]	82,000,000	81,709,845
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/15/18[2]	93,000,000	93,000,000
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/25/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/12/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/25/18[2]	163,000,000	163,000,000
1.756%, due 06/27/18[1]	75,000,000	74,791,475
1 mo. USD LIBOR – 0.130%, 1.757%, due 05/01/18[2]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/16/18[2]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/25/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.135%, 1.759%, due 05/12/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.135%, 1.762%, due 05/16/18[2]	231,000,000	230,999,827
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/08/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/09/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.120%, 1.767%, due 05/01/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/10/18[2]	164,000,000	164,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/16/18[2]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/25/18[2]	92,000,000	92,000,000
1 mo. USD LIBOR – 0.115%, 1.768%, due 05/04/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.125%, 1.769%, due 05/12/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.115%, 1.772%, due 05/03/18[2]	45,000,000	45,004,838
1 mo. USD LIBOR – 0.125%, 1.772%, due 05/20/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 1.775%, due 05/27/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.115%, 1.779%, due 05/18/18[2]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.120%, 1.781%, due 05/28/18[2]	75,000,000	74,999,903
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/24/18[2]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/25/18[2]	67,000,000	67,000,000

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	$98,750,000	$98,750,000
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	75,000,000	75,000,000
1.785%, due 07/20/18[1]	185,000,000	184,266,167
1 mo. USD LIBOR – 0.110%, 1.786%, due 05/17/18[2]	90,000,000	90,000,000
1.786%, due 07/18/18[1]	75,000,000	74,709,775
3 mo. USD LIBOR – 0.235%, 1.790%, due 06/06/18[2]	86,800,000	86,795,373
1 mo. USD LIBOR – 0.105%, 1.793%, due 05/22/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.100%, 1.794%, due 05/18/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	100,000,000	100,000,056
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.090%, 1.800%, due 05/06/18[2]	164,500,000	164,500,000
1 mo. USD LIBOR – 0.100%, 1.801%, due 05/28/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.085%, 1.802%, due 05/03/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.095%, 1.803%, due 05/21/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/11/18[2]	35,000,000	35,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/14/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/17/18[2]	90,500,000	90,500,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 1.827%, due 05/25/18[2]	80,000,000	80,026,794
1 mo. USD LIBOR – 0.070%, 1.831%, due 05/28/18[2]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 1.846%, due 05/06/18[2]	77,500,000	77,507,402
3 mo. USD LIBOR – 0.160%, 1.846%, due 05/30/18[2]	50,000,000	50,004,077
1.852%, due 07/27/18[1]	145,000,000	144,351,028
3 mo. USD LIBOR – 0.163%, 1.862%, due 06/05/18[2]	99,000,000	99,000,155
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/10/18[2]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/24/18[2]	78,000,000	78,000,000
US Treasury Bills 1.337%, due 05/10/18[1]	226,000,000	225,921,983
1.412%, due 05/24/18[1]	320,000,000	319,711,222
1.638%, due 06/07/18[1]	184,000,000	183,690,283
1.771%, due 08/09/18[1]	220,750,000	219,661,226
1.946%, due 10/18/18[1]	76,000,000	75,301,782
1.982%, due 10/25/18[1]	155,000,000	153,489,575

Security description	Face Amount	Value
US government and agency obligations—(concluded)
US Treasury Note
3 mo. Treasury money market yield + 0.033%, 1.872%, due 05/01/18[2]	$91,000,000	$91,012,646
Total US government and agency obligations (cost—$11,433,469,154)		11,433,469,154

Repurchase agreements—27.00%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $233,389,600 US Treasury Bond, 2.875% due 11/15/46 and $445,842,200 US Treasury Notes, 1.000% to 2.375% due 03/15/19 to 08/31/24; (value—$663,000,037); proceeds: $650,213,597	650,000,000	650,000,000
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.700% due 05/01/18, collateralized by $100,875,787 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 08/25/46, $300,752,883 Federal National Mortgage Association obligations, 3.000% to 4.868% due 09/25/30 to 12/01/47 and $748,953,354 Government National Mortgage Association obligations, 2.700% to 5.500% due 08/16/33 to 02/20/46; (value—$230,218,756); proceeds: $225,074,375	225,000,000	225,000,000
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.680% due 05/02/18, collateralized by $155,106,688 Federal Home Loan Mortgage Corp. obligations, 1.349% to 4.000% due 10/15/37 to 01/01/48, $280,459,881 Federal National Mortgage Association obligations, 3.000% to 5.000% due 06/01/28 to 11/01/47 and $475,696,971 Government National Mortgage Association obligations, 0.716% to 4.153% due 05/16/40 to 06/20/67; (value—$255,591,477); proceeds: $250,081,667	250,000,000	250,000,000
Repurchase agreement dated 04/26/18 with Barclays Bank PLC, 1.690% due 05/03/18, collateralized by $440,000 Federal Home Loan Bank obligation, 3.400% due 09/25/37, $251,046,432 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.333% due 02/25/28 to 12/01/47, $275,968,862 Federal National Mortgage Association obligations, 1.485% to 4.229% due 01/25/28 to 09/25/57, $61,311,222 Government National Mortgage Association obligations, 0.716% to 4.703% due 09/20/34 to 08/16/59, and $6,709,700 US Treasury Note, 2.875% due 04/30/25; (value—$153,288,358); proceeds: $150,049,292	150,000,000	150,000,000

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $34,419,200 US Treasury Bill, zero coupon due 09/20/18 and $657,893,000 US Treasury Notes, 1.125% to 2.000% due 06/15/18 to 08/15/25; (value—$683,400,149); proceeds: $670,032,011	$670,000,000	$670,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.700% due 05/01/18, collateralized by $14,938,000 Federal Farm Credit Bank obligations, 1.150% to 5.250% due 05/30/18 to 04/28/37, $285,000 Federal Home Loan Bank obligations, 0.875% to 3.625% due 08/15/19 to 03/16/37, $36,586,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/15/29 to 10/11/33, $305,000 Federal National Mortgage Association obligations, 1.875% to 6.250% due 09/24/26 to 05/15/29, $20,898,000 Federal National Mortgage Association Principal STRIP obligations, zero coupon due 03/23/28 to 11/15/30, $22,000 Federal National Mortgage Association STRIP obligation, zero coupon due 05/15/22, $1,718,900 US Treasury Bill, zero coupon due 09/20/18, $1,431,600 US Treasury Bond, 7.125% due 02/15/23, $37,399,000 US Treasury Note, 3.625% due 08/15/19 and $11,977,910 US Treasury Bond STRIPs, zero coupon due 11/15/21 to 02/15/33; (value—$102,000,000); proceeds: $100,004,722

	100,000,000	100,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,300 US Treasury Bills, zero coupon due 05/24/18 to 08/30/18, $294,402,600 US Treasury Notes, 0.875% to 2.500% due 07/15/18 to 03/31/23 and $3 US Treasury Bond STRIP, zero coupon due 05/15/36; (value—$293,760,015); proceeds: $288,012,000	288,000,000	288,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.700% due 05/01/18, collateralized by $51,439,401 Federal Home Loan Mortgage Corp. obligation, 4.000% due 12/01/47 and $144,180,293 Federal National Mortgage Association obligations, 3.000% to 3.003% due 09/01/28 to 01/01/48; (value—$153,000,000); proceeds: $150,049,583	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.570% due 06/04/18, collateralized by $219,806,195 Federal Home Loan Mortgage Corp. obligations, 2.160% to 5.000% due 08/01/19 to 04/01/48, $578,110,071 Federal National Mortgage Association obligations, 1.985% to 5.540% due 03/01/19 to 08/01/48 and $315,786,916 Government National Mortgage Association obligations, 2.500% to 4.644% due 04/20/38 to 11/20/65; (value—$510,000,001); proceeds: $500,763,194[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.710% due 05/01/18, collateralized by $969,454,437 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 08/01/19 to 05/15/48, $1,264,495,885 Federal National Mortgage Association obligations, 1.996% to 4.500% due 07/01/24 to 09/25/54 and $428,383,240 Government National Mortgage Association obligations, 2.500% to 4.500% due 07/20/29 to 04/20/48; (value—$1,224,000,470); proceeds: $1,200,057,000	1,200,000,000	1,200,000,000
Repurchase agreement dated 04/30/18 with Toronto-Dominion Bank, 1.740% due 05/01/18, collateralized by $21,865,793 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 08/01/25 to 01/01/47 and $58,546,786 Federal National Mortgage Association obligations, 3.000% to 5.500% due 07/01/26 to 02/01/48; (value—$51,000,001); proceeds: $50,002,417	50,000,000	50,000,000
Total repurchase agreements (cost—$4,233,000,000)		4,233,000,000
Total investments (cost—$15,666,469,154 which approximates cost for federal income tax purposes)—99.93%		15,666,469,154

Other assets in excess of liabilities—0.07%		10,461,936
Net assets—100.00%		$15,676,931,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 64.

Government Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,433,469,154	$—	$11,433,469,154
Repurchase agreements	—	4,233,000,000	—	4,233,000,000
Total	$—	$15,666,469,154	$—	$15,666,469,154

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.07%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.
[4]	Illiquid investment at the period end. Illiquid assets, in the amount of $500,000,000, represented 3.19% of net assets at the end of the period.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government obligations—58.24%
US Treasury Bills 1.379%, due 05/17/18[1]	$490,000,000	$489,699,649
1.396%, due 05/10/18[1]	600,000,000	599,782,755
1.400%, due 05/03/18[1]	300,000,000	299,976,617
1.412%, due 05/24/18[1]	352,000,000	351,682,344
1.417%, due 05/31/18[1]	400,000,000	399,530,250
1.452%, due 06/14/18[1]	400,000,000	399,289,278
1.498%, due 06/21/18[1]	400,000,000	399,151,133
1.503%, due 06/07/18[1]	513,000,000	512,218,384
1.541%, due 06/28/18[1]	550,000,000	548,613,881
1.600%, due 07/12/18[1]	805,000,000	802,373,080
1.622%, due 07/05/18[1]	840,316,000	837,830,820
1.692%, due 08/02/18[1]	243,000,000	241,917,940
1.704%, due 07/19/18[1]	492,500,000	490,636,848
1.762%, due 08/16/18[1]	200,000,000	198,952,589
1.769%, due 08/09/18[1]	477,000,000	474,671,638
1.785%, due 07/26/18[1]	108,000,000	107,539,470
1.946%, due 10/18/18[1]	90,000,000	89,173,162
1.982%, due 10/25/18[1]	185,000,000	183,197,240
US Treasury Notes 0.625%, due 06/30/18	85,000,000	84,838,135
3 mo. Treasury money market yield, 1.844%, due 05/01/18[2]	650,000,000	649,763,370
3 mo. Treasury money market yield + 0.033%, 1.877%, due 05/01/18[2]	109,000,000	109,015,148
3 mo. Treasury money market yield + 0.048%, 1.892%, due 05/01/18[2]	650,000,000	650,058,399
3 mo. Treasury money market yield + 0.060%, 1.904%, due 05/01/18[2]	400,000,000	400,030,974
3 mo. Treasury money market yield + 0.070%, 1.914%, due 05/01/18[2]	100,000,000	100,027,905
3 mo. Treasury money market yield + 0.140%, 1.984%, due 05/01/18[2]	250,000,000	250,035,620
3 mo. Treasury money market yield + 0.170%, 2.014%, due 05/01/18[2]	411,000,000	410,999,518
3 mo. Treasury money market yield + 0.174%, 2.018%, due 05/01/18[2]	419,200,000	419,202,306
Total US government obligations (cost—$10,500,208,453)		10,500,208,453

Repurchase agreements—42.52%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $685,320,300 US Treasury Notes, 1.375% to 2.750% due 02/15/19 to 04/30/24; (value—$663,000,005); proceeds: $650,213,597	650,000,000	650,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.670% due 05/02/18, collateralized by $205,215,800 US Treasury Bonds, 2.875% to 4.375% due 11/15/39 to 05/15/43 and $824,826,600 US Treasury Notes, 1.375% to 2.250% due 03/15/20 to 01/31/22; (value—$1,020,000,096); proceeds: $1,000,324,722	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/27/18 with Barclays Bank PLC, 1.680% due 05/04/18, collateralized by $447,617,200 US Treasury Bonds, 2.750% to 4.750% due 11/15/39 to 08/15/47 and $542,584,000 US Treasury Notes, 1.375% to 2.250% due 01/31/22 to 05/15/25; (value—$1,020,000,054); proceeds: $1,000,326,667	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $240,700,800 US Treasury Bill, zero coupon due 09/20/18 and $659,807,500 US Treasury Notes, 1.125% to 2.375% due 02/28/19 to 02/15/26; (value—$872,100,028); proceeds: $855,040,850	855,000,000	855,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.730% due 05/07/18, collateralized by $96,834,900 US Treasury Bill, zero coupon due 10/04/18, $287,789,400 US Treasury Bonds, 2.875% to 7.625% due 11/15/22 to 05/15/47 and $840,860,400 US Treasury Notes, 0.750% to 2.750% due 10/31/18 to 09/30/24; (value—$1,224,000,052); proceeds: $1,200,403,667	1,200,000,000	1,200,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.690% due 05/01/18, collateralized by $767,700,200 US Treasury Bills, zero coupon due 06/28/18 to 09/27/18, $30,197,600 US Treasury Bonds, 3.125% to 4.750% due 02/15/37 to 08/15/44, $700,800 US Treasury Inflation Index Bonds, 2.000% to 2.375% due 01/15/26 to 01/15/27, $306,363,700 US Treasury Inflation Index Note, 0.125% due 07/15/26, $223,546,400 US Treasury Notes, 0.750% to 3.125% due 08/15/18 to 11/15/22, $4,700,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/19 to 08/15/46 and $5,478,442 US Treasury Bond STRIPs, zero coupon due 11/15/18 to 11/15/40; (value—$1,326,000,000); proceeds: $1,300,061,028

	1,300,000,000	1,300,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,000 US Treasury Bill, zero coupon due 05/24/18 and $12,265,900 US Treasury Note, 2.375% due 04/30/20; (value—$12,240,073); proceeds: $12,000,500	$12,000,000	$12,000,000
Repurchase agreement dated 04/25/18 with Goldman Sachs & Co., 1.650% due 05/02/18, collateralized by $127,466,100 US Treasury Inflation Index Bonds, 0.875% due 02/15/47, $767,100 US Treasury Inflation Index Notes, 0.125% due 04/15/20 to 04/15/22 and $386,763,600 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 05/15/44; (value—$306,000,020); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.680% due 05/01/18, collateralized by $113,363,300 US Treasury Bond, 3.000% due 02/15/48 and $348,799,400 US Treasury Note, 2.625% due 02/28/23; (value—$459,000,009); proceeds: $450,147,000	450,000,000	450,000,000

Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.540% due 05/07/18, collateralized by $5,711,300 US Treasury Bill, zero coupon due 03/28/19, $39,149,300 US Treasury Bonds, 2.500% to 8.750% due 05/15/20 to 02/15/46, $25,215,500 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/26 to 02/15/44, $47,047,300 US Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/19 to 01/15/28, $110,605,700 US Treasury Notes, 0.875% to 3.375% due 11/30/18 to 02/15/27, $33,439,100 US Treasury Bond Principal STRIPs, zero coupon due 05/15/46 to 08/15/46 and $331,996 US Treasury Bond STRIP, zero coupon due 05/15/23; (value—$255,000,039); proceeds: $250,074,861[3]

	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.690% due 05/01/18, collateralized by $20,602,100 US Treasury Bill, zero coupon due 03/28/19, $63,944,300 US Treasury Bonds, 2.750% to 6.625% due 02/15/27 to 02/15/48, $6,382,300 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $51,883,100 US Treasury Inflation Index Notes, 0.125% to 0.625% due 04/15/22 to 01/15/26, $249,168,400 US Treasury Notes, 1.125% to 2.625% due 03/31/19 to 11/15/27 and $31,639,700 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 08/15/46; (value—$408,000,091); proceeds: $400,018,778

	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/18 with Toronto-Dominion Bank, 1.690% due 05/02/18, collateralized by $260,759,800 US Treasury Notes, 1.000% to 2.750% due 10/15/19 to 02/15/28; (value—$255,000,077); proceeds: $250,082,153	250,000,000	250,000,000
Total repurchase agreements (cost—$7,667,000,000)		7,667,000,000
Total investments (cost—$18,167,208,453 which approximates cost for federal income tax purposes)—100.76%		18,167,208,453

Liabilities in excess of other assets—(0.76)%		(137,263,464)
Net assets—100.00%		$18,029,944,989

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 64.

Treasury Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$10,500,208,453	$—	$10,500,208,453
Repurchase agreements	—	7,667,000,000	—	7,667,000,000
Total	$—	$18,167,208,453	$—	$18,167,208,453

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.04%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—0.19%
US Treasury Note
3 mo. Treasury money market yield + 0.174%, 2.013%, due 05/01/18[1] (cost—$4,599,954)	$4,600,000	$4,599,954

Time deposits—12.45%
Banking-non-US—12.45%
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	68,000,000	68,000,000
DnB NOR Bank ASA 1.670%, due 05/01/18	40,000,000	40,000,000
Natixis 1.680%, due 05/01/18	67,000,000	67,000,000
Skandinaviska Enskilda Banken AB 1.670%, due 05/01/18	30,000,000	30,000,000
Svenska Handelsbanken 1.670%, due 05/01/18	30,000,000	30,000,000
Toronto Dominion Bank Ltd. 1.680%, due 05/01/18	60,000,000	60,000,000
Total time deposits (cost—$295,000,000)		295,000,000

Certificates of deposit—15.95%
Banking-non-US—11.16%
Bank of Montreal 1.595%, due 05/09/18	9,000,000	9,000,000
3 mo. USD LIBOR + 0.100%, 2.278%, due 06/18/18[1]	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.300%, due 06/22/18	1,000,000	1,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.899%, due 05/15/18[1]	14,000,000	14,000,000
1 mo. USD LIBOR + 0.210%, 2.107%, due 05/10/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.200%, 2.271%, due 06/12/18[1]	10,000,000	10,000,000
Credit Suisse NY 2.190%, due 06/08/18	20,000,000	20,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.325%, due 06/15/18[1]	13,000,000	13,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.200%, due 05/29/18[1]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.170%, 2.501%, due 07/05/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB 1.910%, due 07/25/18	9,000,000	9,000,000
1 mo. USD LIBOR + 0.130%, 2.024%, due 05/14/18[1]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp. 2.030%, due 06/12/18	20,000,000	20,000,000
2.050%, due 05/23/18	20,000,000	20,000,000
2.250%, due 06/19/18	10,000,000	10,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
1 mo. USD LIBOR + 0.150%, 2.037%, due 05/02/18[1]	$8,000,000	$8,000,000
1 mo. USD LIBOR + 0.190%, 2.077%, due 05/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/24/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.300%, 2.197%, due 05/11/18[1]	11,000,000	11,000,000
Swedbank AB 1.700%, due 05/02/18	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/15/18[1]	4,500,000	4,500,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/08/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/21/18[1]	6,000,000	6,000,000

		264,500,000

Banking-US—4.79%
Branch Banking & Trust Co. 1.670%, due 05/01/18	50,000,000	50,000,000
1.680%, due 05/01/18	20,000,000	20,000,000
Citibank N.A. 2.240%, due 07/02/18	21,000,000	21,000,000
3 mo. USD LIBOR + 0.160%, 2.267%, due 06/12/18[1]	10,000,000	10,000,000
Wells Fargo Bank N.A. 1.870%, due 06/05/18	10,000,000	10,000,000
3 mo. USD LIBOR + 0.110%, 1.897%, due 05/04/18[1]	2,500,000	2,500,000

		113,500,000
Total certificates of deposit (cost—$378,000,000)		378,000,000

Commercial paper[2]—51.88%
Asset backed-miscellaneous—27.05%
Albion Capital Corp. 1.880%, due 05/16/18	10,000,000	9,992,167
1.950%, due 05/16/18	37,000,000	36,969,937
Antalis S.A. 1.820%, due 05/09/18	10,840,000	10,835,616
1.960%, due 05/23/18	15,470,000	15,451,470
2.000%, due 05/30/18	13,250,000	13,228,653
Barton Capital Corp. 1.710%, due 05/01/18	10,000,000	10,000,000
1 mo. USD LIBOR + 0.140%, 2.036%, due 05/21/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/25/18[1]	13,000,000	13,000,000
2.320%, due 07/11/18	12,000,000	11,945,093
CAFCO LLC 2.060%, due 05/29/18	5,000,000	4,991,989

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Cancara Asset Securitisation LLC 1.800%, due 05/04/18	$6,000,000	$5,999,100
1.900%, due 05/15/18	10,000,000	9,992,611
2.040%, due 05/30/18	29,000,000	28,952,343
2.100%, due 06/04/18	15,000,000	14,970,250
Fairway Finance Corp. 1.770%, due 05/02/18	10,000,000	9,999,508
2.170%, due 06/11/18	20,000,000	19,950,572
2.180%, due 06/18/18	10,000,000	9,970,933
2.210%, due 06/19/18	10,000,000	9,969,919
2.220%, due 06/19/18	7,500,000	7,477,338
Gotham Funding Corp. 1.900%, due 05/07/18	20,000,000	19,993,667
2.200%, due 06/06/18	17,600,000	17,561,280
2.290%, due 07/30/18	29,000,000	28,833,975
Liberty Street Funding LLC 2.040%, due 05/24/18	9,000,000	8,988,270
2.060%, due 05/29/18	14,000,000	13,977,569
2.300%, due 07/11/18	12,000,000	11,945,567
LMA Americas LLC 1.890%, due 05/17/18	10,260,000	10,251,382
1.920%, due 05/16/18	12,130,000	12,120,296
Manhattan Asset Funding Co. LLC 1.880%, due 05/17/18	5,000,000	4,995,822
1.900%, due 05/03/18	25,000,000	24,997,361
Nieuw Amsterdam Receivables Corp. 1.850%, due 05/15/18	11,300,000	11,291,870
2.090%, due 06/04/18	10,000,000	9,980,261
Old Line Funding LLC
1 mo. USD LIBOR + 0.150%, 2.044%, due 05/18/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 2.057%, due 05/03/18[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.200%, 2.087%, due 05/03/18[1]	10,000,000	10,000,000
2.340%, due 08/13/18	3,000,000	2,979,720
Sheffield Receivables Corp. 1.950%, due 05/10/18	25,000,000	24,987,813
2.320%, due 07/13/18	12,000,000	11,943,547
2.340%, due 07/09/18	17,000,000	16,923,755
Starbird Funding Corp. 2.140%, due 06/01/18	16,000,000	15,970,516
Thunder Bay Funding LLC 1.610%, due 05/21/18	10,000,000	9,991,056
2.100%, due 06/11/18	12,000,000	11,971,300
2.200%, due 06/22/18	20,000,000	19,936,444
2.320%, due 07/24/18	13,000,000	12,929,627
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.250%, 2.150%, due 05/29/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/29/18[1]	15,000,000	15,000,000

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 1.850%, due 05/14/18	$10,000,000	$9,993,319

		641,261,916

Banking-non-US—17.61%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/09/18[1]	9,000,000	9,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.296%, due 05/21/18[1]	11,000,000	11,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.051%, due 05/08/18[1]	9,000,000	9,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.170%, 2.067%, due 05/21/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 2.071%, due 05/08/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.150%, 2.106%, due 05/21/18[1]	11,000,000	11,000,000
2.170%, due 06/14/18	20,000,000	19,946,956
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.920%, due 05/11/18	3,000,000	2,998,400
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.134%, due 05/01/18[1,3]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/01/18[1,3]	10,000,000	10,000,000
China Construction Bank Corp. 1.720%, due 05/04/18	8,000,000	7,998,853
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.170%, 2.048%, due 05/08/18[1]	3,000,000	3,000,000
DBS Bank Ltd. 2.100%, due 06/04/18	10,000,000	9,980,167
2.180%, due 06/08/18	25,000,000	24,942,472
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 2.061%, due 05/30/18[1]	9,000,000	9,000,000
Erste Abwicklungsanstalt 1.620%, due 05/21/18	9,000,000	8,991,900
Federation Des Caisses 1.690%, due 06/04/18	9,000,000	8,985,635
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 2.045%, due 05/08/18[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.170%, 2.491%, due 07/03/18[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd. 1.700%, due 05/01/18	50,000,000	50,000,000
Nationwide Building Society 1.900%, due 05/14/18	31,000,000	30,978,730
Nederlandse Waterschapsbank NV 1.920%, due 05/17/18	30,000,000	29,974,400

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Nordea Bank AB 1.585%, due 05/16/18	$8,000,000	$7,994,717
Societe Generale 1.590%, due 05/01/18	40,000,000	40,000,000
Toronto Dominion Bank Ltd. 1.700%, due 05/07/18	25,000,000	24,992,917
1 mo. USD LIBOR + 0.190%, 2.073%, due 05/04/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.190%, 2.085%, due 05/08/18[1]	10,000,000	10,000,000
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.951%, due 05/10/18[1]	3,500,000	3,500,000

		417,285,147

Banking-US—1.43%
ING US Funding LLC 1.830%, due 05/01/18	4,900,000	4,900,000
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.220%, 2.115%, due 05/08/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.230%, 2.125%, due 05/08/18[1]	14,000,000	14,000,000

		33,900,000

Energy-integrated—1.62%
Sinopec Century Bright Capital Investment Ltd. 1.850%, due 05/02/18	38,500,000	38,498,021

Finance-other—4.17%
CNPC Finance HK Ltd. 2.250%, due 05/03/18	61,000,000	60,992,375
Collateralized Commercial Paper Co. LLC 2.030%, due 06/01/18	20,000,000	19,965,039
1 mo. USD LIBOR + 0.250%, 2.146%, due 05/21/18[1]	4,800,000	4,800,000
3 mo. USD LIBOR + 0.190%, 2.511%, due 06/27/18[1]	13,000,000	13,000,000

		98,757,414
Total commercial paper (cost—$1,229,702,498)		1,229,702,498

Repurchase agreements—19.43%
Repurchase agreement dated 04/25/18 with BNP Paribas SA, 1.870% due 05/02/18, collateralized by $40,811,464 various asset-backed convertible bonds, 3.622% to 11.330% due 12/01/25 to 01/28/70; (value—$37,800,001); proceeds: $35,012,726	35,000,000	35,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.870% due 05/01/18, collateralized by $16,968,047 various asset-backed convertible bonds, 2.037% to 10.000% due 04/01/21 to 03/07/67; (value—$16,200,000); proceeds: $15,000,779	$15,000,000	$15,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.710% due 05/01/18, collateralized by $34,848,000 Federal Farm Credit Bank obligations, 1.400% to 3.470% due 04/13/20 to 05/19/36, $132,705,000 Federal Home Loan Mortgage Corp. obligations, 2.375% to 6.250% due 02/16/21 to 07/15/32, $6,415,000 Federal National Mortgage Association obligations, 1.250% to 2.000% due 11/26/19 to 10/05/22 and $184,518,100 US Treasury Note, 2.750% due 02/15/19; (value—$403,512,077); proceeds: $395,618,791	395,600,000	395,600,000
Repurchase agreement dated 04/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.260% due 06/04/18, collateralized by $1,464,274 various equity securities; (value—$16,050,001); proceeds: $15,059,325[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$460,600,000)		460,600,000
Total investments (cost—$2,367,902,452 which approximates cost for federal income tax purposes)—99.90%		2,367,902,452

Other assets in excess of liabilities—0.10%		2,433,145
Net assets—100.00%		$2,370,335,597

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 64.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$4,599,954	$—	$4,599,954
Time deposits	—	295,000,000	—	295,000,000
Certificates of deposit	—	378,000,000	—	378,000,000
Commercial paper	—	1,229,702,498	—	1,229,702,498
Repurchase agreements	—	460,600,000	—	460,600,000
Total	$—	$2,367,902,452	$—	$2,367,902,452

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end. Illiquid assets, in the amount of $43,000,000, represented 1.81% of net assets at the end of the period.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2018.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—94.74%
Alabama—1.14%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 1.550%, VRD	$3,000,000	$3,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 1.730%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 1.730%, VRD[1]	9,900,000	9,900,000

		37,900,000

Alaska—3.02%
Alaska International Airports Revenue Refunding (System), Series A, 1.760%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 1.550%, VRD	41,895,000	41,895,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.550%, VRD	7,480,000	7,480,000
Series B, 1.550%, VRD	11,750,000	11,750,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 1.550%, VRD	32,365,000	32,365,000

		100,490,000

Arizona—0.32%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.730%, VRD	10,750,000	10,750,000

California—1.28%
Irvine Improvement Bond Act 1915 (Assessment District 03-19), Series A, 1.350%, VRD	8,625,000	8,625,000
Los Angeles Tax & Revenue Anticipation Notes, 5.000%, due 06/28/18	4,000,000	4,025,624
State of California, Series B, Subseries B-5, 1.250%, VRD	22,700,000	22,700,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 1.780%, VRD	85,000	85,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 1.680%, VRD	$7,200,000	$7,200,000

		42,635,624

Colorado—2.02%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/28/18	10,000,000	10,065,018
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A, 5.000%, due 06/27/18	10,000,000	10,063,429
Denver City & County Certificates of Participation Refunding, Series A1, 1.550%, VRD	13,170,000	13,170,000
Series A2, 1.550%, VRD	12,635,000	12,635,000
Series A3, 1.550%, VRD	21,245,000	21,245,000

		67,178,447

Connecticut—0.96%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 1.500%, VRD	24,400,000	24,400,000
Series V-2, 1.520%, VRD	7,420,000	7,420,000

		31,820,000

District of Columbia—1.28%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 1.720%, VRD	13,000,000	13,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.730%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 1.570%, VRD	18,540,000	18,540,000

		42,540,000

Florida—5.80%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 1.590%, VRD	85,120,000	85,120,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
JEA Water & Sewer System Revenue, Subseries A-1, 1.610%, VRD	$27,365,000	$27,365,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.740%, VRD	25,470,000	25,470,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), 1.660%, VRD	54,970,000	54,970,000

		192,925,000

Georgia—1.09%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 1.690%, VRD	29,725,000	29,725,000
Series B-2, 1.720%, VRD	6,680,000	6,680,000

		36,405,000

Illinois—7.35%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.770%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 1.770%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 1.780%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 1.710%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 1.730%, VRD	26,000,000	26,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project), 1.730%, VRD	11,230,000	11,230,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.750%, VRD	28,180,000	28,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 1.760%, VRD	25,000,000	25,000,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project), 1.760%, VRD	1,935,000	1,935,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2, 1.560%, VRD	10,000,000	10,000,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 1.550%, VRD	$900,000	$900,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.740%, VRD	19,300,000	19,300,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.750%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.740%, VRD	34,821,000	34,821,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.730%, VRD	5,000,000	5,000,000
Series A-2B, 1.730%, VRD	5,000,000	5,000,000
Series A-2D, 1.730%, VRD	5,000,000	5,000,000

		244,666,000

Indiana—6.58%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 1.570%, VRD	17,650,000	17,650,000
Series A-5, 1.550%, VRD	17,390,000	17,390,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 1.770%, VRD	27,050,000	27,050,000
Series C, 1.760%, VRD	33,055,000	33,055,000
Series D, 1.750%, VRD	15,440,000	15,440,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 1.760%, VRD	16,475,000	16,475,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 1.610%, VRD	14,480,000	14,480,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.740%, VRD	69,980,000	69,980,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 1.720%, VRD	$7,500,000	$7,500,000

		219,020,000

Louisiana—0.89%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 1.550%, VRD	12,700,000	12,700,000
Series B, 1.550%, VRD	1,700,000	1,700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 1.550%, VRD	15,100,000	15,100,000

		29,500,000

Maryland—3.16%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.740%, VRD	31,185,000	31,185,000
Montgomery Country Consolidated Public (Improvement Bond), Series E, 1.550%, VRD	52,100,000	52,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.720%, VRD	21,975,000	21,975,000

		105,260,000

Massachusetts—1.71%
Commonwealth of Massachusetts, Series C, 2.000%, due 06/25/18	30,000,000	30,050,827
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 1.450%, VRD	5,640,000	5,640,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 1.540%, VRD	4,600,000	4,600,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 1.720%, VRD	16,700,000	16,700,000

		56,990,827

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Michigan—0.72%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 1.530%, VRD	$18,400,000	$18,400,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 1.740%, VRD	5,715,000	5,715,000

		24,115,000

Minnesota—0.34%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.730%, VRD	2,000,000	2,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 1.730%, VRD	9,400,000	9,400,000

		11,400,000

Mississippi—4.90%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 1.600%, VRD	5,250,000	5,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 1.600%, VRD	6,100,000	6,100,000
Series D, 1.560%, VRD	7,000,000	7,000,000
Series E, 1.600%, VRD	6,890,000	6,890,000
Series K, 1.600%, VRD	14,410,000	14,410,000
Series L, 1.600%, VRD	3,300,000	3,300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.710%, VRD	22,980,000	22,980,000
Series B, 1.600%, VRD	1,200,000	1,200,000
1.710%, VRD	11,185,000	11,185,000
Series D, 1.750%, VRD	24,000,000	24,000,000
Series E, 1.600%, VRD	8,000,000	8,000,000
Series F, 1.600%, VRD	2,120,000	2,120,000
Series G, 1.600%, VRD	37,650,000	37,650,000
Series H, 1.600%, VRD	8,125,000	8,125,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series J, 1.560%, VRD	$3,675,000	$3,675,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 1.550%, VRD	1,100,000	1,100,000

		162,985,000

Missouri—1.33%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 1.780%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 1.690%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1, 1.480%, VRD	3,310,000	3,310,000
Series B-2, 1.550%, VRD	3,720,000	3,720,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 1.610%, VRD	100,000	100,000
Series B, 1.610%, VRD	1,500,000	1,500,000
Series C, 1.550%, VRD	3,900,000	3,900,000
Series D, 1.550%, VRD	5,700,000	5,700,000
St. Charles County Public Water District No. 2 Refunding, Series A, 1.740%, VRD	12,125,000	12,125,000

		44,355,000

Nebraska—1.24%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 1.540%, VRD	23,870,000	23,870,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 1.540%, VRD	17,240,000	17,240,000

		41,110,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New Hampshire—0.45%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 1.510%, VRD	$15,100,000	$15,100,000

New Mexico—0.47%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 1.730%, VRD	15,675,000	15,675,000

New York—28.18%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.740%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Series A-1, 1.590%, VRD	62,010,000	62,010,000
Subseries B-1, 1.750%, VRD	12,000,000	12,000,000
Subseries E-1, 1.560%, VRD	33,305,000	33,305,000
Subseries E-1, 1.610%, VRD	21,510,000	21,510,000
Subseries E-5, 1.610%, VRD	25,160,000	25,160,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.750%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 1.530%, VRD	34,715,000	34,715,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.530%, VRD	84,350,000	84,350,000
Series DD-2, 1.550%, VRD	14,425,000	14,425,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.750%, VRD	21,690,000	21,690,000
Subseries A-4, 1.590%, VRD	19,750,000	19,750,000
Subseries A-4, 1.600%, VRD	17,825,000	17,825,000
Subseries D-4, 1.600%, VRD	79,600,000	79,600,000
Subseries E-4, 1.550%, VRD	15,070,000	15,070,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City, Series F, Subseries F-3, 1.550%, VRD	$57,080,000	$57,080,000
Subseries B-3, 1.760%, VRD	2,000,000	2,000,000
Subseries D-4, 1.590%, VRD	45,150,000	45,150,000
Subseries L-4, 1.610%, VRD	46,855,000	46,855,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 1.550%, VRD	7,545,000	7,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 1.740%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.730%, VRD	58,445,000	58,445,000
Series A-2, 1.730%, VRD	33,725,000	33,725,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.750%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 1.770%, VRD	4,565,000	4,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 1.740%, VRD	13,000,000	13,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.720%, VRD	57,455,000	57,455,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.550%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.750%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.750%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.730%, VRD	4,755,000	4,755,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.730%, VRD	$2,750,000	$2,750,000
Triborough Bridge & Tunnel Authority 1.550%, VRD	99,085,000	99,085,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 1.740%, VRD	8,000,000	8,000,000

		937,785,000

North Carolina—0.83%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 1.590%, VRD	27,670,000	27,670,000

Ohio—0.92%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 1.750%, VRD	24,460,000	24,460,000
Ohio (Common Schools), Series B, 1.700%, VRD	1,270,000	1,270,000
Series D, 1.700%, VRD	4,735,000	4,735,000

		30,465,000

Oregon—0.34%
Oregon Health & Science University Revenue, Series C, 1.610%, VRD	11,170,000	11,170,000

Pennsylvania—3.25%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 1.600%, VRD	19,500,000	19,500,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 1.760%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 1.760%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.720%, VRD	11,900,000	11,900,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.730%, VRD	8,665,000	8,665,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 1.720%, VRD	$15,500,000	$15,500,000
Series B-3, 1.750%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.760%, VRD	20,205,000	20,205,000

		108,315,000

Rhode Island—0.27%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 1.770%, VRD	1,100,000	1,100,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 1.550%, VRD	7,730,000	7,730,000

		8,830,000

South Carolina—0.30%
Richland County General Obligation Unlimited Notes, 3.000%, due 02/27/19	10,000,000	10,100,667

Tennessee—1.98%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.850%, VRD	2,100,000	2,100,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 1.620%, VRD	55,100,000	55,100,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 1.770%, VRD	8,800,000	8,800,000

		66,000,000

Texas—8.23%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.620%, VRD	45,880,000	45,880,000
Subseries C-2, 1.620%, VRD	42,545,000	42,545,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 1.620%, VRD	$2,005,000	$2,005,000
Series A-2, 1.620%, VRD	39,505,000	39,505,000
Harris County Hospital District Revenue Refunding (Senior Lien), 1.800%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), 1.570%, VRD	23,900,000	23,900,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 1.570%, VRD	5,160,000	5,160,000
Texas State, Revenue Bonds, 4.000%, due 08/30/18	50,000,000	50,505,336
Texas State, Veteran Bonds, 1.820%, VRD	46,520,000	46,520,000
University of Texas Permanent University (Funding System), Series A, 1.650%, VRD	1,900,000	1,900,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.650%, VRD	14,000,000	14,000,000

		273,780,336

Utah—1.99%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.570%, VRD	64,335,000	64,335,000
Series D, 1.540%, VRD	1,755,000	1,755,000

		66,090,000

Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.760%, VRD	19,885,000	19,885,000
Series D, 1.770%, VRD	33,055,000	33,055,000

		52,940,000

Washington—0.03%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 1.770%, VRD	950,000	950,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Wisconsin—0.78%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 1.730%, VRD	$26,085,000	$26,085,000
Total municipal bonds and notes (cost—$3,153,001,901)		3,153,001,901

Tax-exempt commercial paper—5.06%
California—0.36%
San Diego County Water Authority, 1.540%, due 05/04/18	12,000,000	12,000,000

Connecticut—0.45%
Yale University, 1.230%, due 05/03/18	15,000,000	15,000,000

District of Columbia—0.09%
Washington D.C. Metropolitan Airport Authority, 1.670%, due 05/24/18	3,000,000	3,000,000

Florida—0.30%
Miami-Dade County Water & Sewer Revenue, 1.370%, due 05/10/18	10,000,000	10,000,000

Illinois—0.45%
Illinois Educational Facilities Authority Revenue, 1.630%, due 06/06/18	15,000,000	15,000,000

Maryland—0.10%
Montgomery County, 1.320%, due 05/08/18	3,250,000	3,250,000

New York—1.26%
New York State Power Authority, 1.730%, due 05/22/18	22,000,000	22,000,000
1.750%, due 05/10/18	5,100,000	5,100,000
1.790%, due 05/09/18	14,862,000	14,862,000

		41,962,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—0.40%
Cleveland Clinic, 1.320%, due 06/14/18	$8,300,000	$8,300,000
1.750%, due 07/12/18	5,000,000	5,000,000

		13,300,000

Texas—0.94%
Lower Colorado River Authority 1.500%, due 06/01/18	13,315,000	13,315,000
Methodist Hospital, 1.380%, due 05/23/18	15,000,000	15,000,000
University of Texas, 1.500%, due 05/01/18	3,000,000	3,000,000

		31,315,000

Virginia—0.71%
University of Virginia, 1.620%, due 05/08/18	23,500,000	23,500,000
Total tax-exempt commercial paper (cost—$168,327,000)		168,327,000
Total investments (cost—$3,321,328,901 which approximates cost for federal income tax purposes)—99.80%		3,321,328,901

Other assets in excess of liabilities—0.20%		6,632,662
Net assets—100.00%		$3,327,961,563

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 64.

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$3,153,001,901	$—	$3,153,001,901
Tax-exempt commercial paper	—	168,327,000	—	168,327,000
Total	$—	$3,321,328,901	$—	$3,321,328,901

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $34,900,000, representing 1.05% of net assets.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2018 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2018

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$7,010,558,992; $11,433,469,154; $10,500,208,453; $1,907,302,452 and $3,321,328,901, respectively)	$7,010,819,072	$11,433,469,154	$10,500,208,453	$1,907,302,452	$3,321,328,901
Repurchase agreements, at value (cost—$760,000,000; $4,233,000,000; $7,667,000,000; $460,600,000 and $0, respectively)	760,000,000	4,233,000,000	7,667,000,000	460,600,000	—
Total investments in securities, at value (cost—$7,770,558,992; $15,666,469,154; $18,167,208,453; $2,367,902,452 and $3,321,328,901, respectively)	$7,770,819,072	$15,666,469,154	$18,167,208,453	$2,367,902,452	$3,321,328,901
Cash	592,306	5,055,929	4,814,993	1,389,419	4,314,120
Receivable for interest	4,869,235	6,719,028	1,815,165	1,237,232	7,018,978
Total assets	7,776,280,613	15,678,244,111	18,173,838,611	2,370,529,103	3,332,661,999

Liabilities:
Payable for investments purchased	—	—	142,336,699	—	4,430,697
Payable to affiliate	629,736	1,313,021	1,556,923	193,506	269,739
Total liabilities	629,736	1,313,021	143,893,622	193,506	4,700,436

Net assets, at value	$7,775,650,877	$15,676,931,090	$18,029,944,989	$2,370,335,597	$3,327,961,563

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2018

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$89,022,480	$184,734,498	$210,331,779	$26,464,033	$27,771,259
Expenses:
Investment advisory and administration fees	5,927,289	15,708,837	17,729,298	1,806,877	2,667,036
Trustees’ fees and expenses	49,031	105,106	137,943	26,756	30,985
Total expenses	5,976,320	15,813,943	17,867,241	1,833,633	2,698,021
Fee waivers by investment advisor	(1,264,504)	—	—	—	—
Net expenses	4,711,816	15,813,943	17,867,241	1,833,633	2,698,021
Net investment income	84,310,664	168,920,555	192,464,538	24,630,400	25,073,238
Net realized gains (losses)	8,663	(140,090)	28,283	169	—
Net change in unrealized depreciation	(386,387)	—	—	—	—
Net increase in net assets resulting from operations	$83,932,940	$168,780,465	$192,492,821	$24,630,569	$25,073,238

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$84,310,664	$40,612,757
Net realized gains	8,663	1,410,069
Net change in unrealized appreciation/depreciation	(386,387)	646,467
Net increase in net assets resulting from operations	83,932,940	42,669,293
Net increase (decrease) in net assets from beneficial interest transactions	4,530,600,138	(14,078,817,840)
Net increase (decrease) in net assets	4,614,533,078	(14,036,148,547)
Net assets:

Beginning of year	3,161,117,799	17,197,266,346
End of year	$7,775,650,877	$3,161,117,799

	Government Master Fund
	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$168,920,555	$63,785,214
Net realized gains (losses)	(140,090)	461,078
Net increase in net assets resulting from operations	168,780,465	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,871,947,478)	17,315,851,811
Net increase (decrease) in net assets	(1,703,167,013)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,676,931,090	$17,380,098,103

[1]	Commencement of operations.

	Treasury Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$192,464,538	$60,206,540
Net realized gains	28,283	207,023
Net increase in net assets resulting from operations	192,492,821	60,413,563
Net increase (decrease) in net assets from beneficial interest transactions	(357,542,511)	6,250,670,117
Net increase (decrease) in net assets	(165,049,690)	6,311,083,680
Net assets:

Beginning of year	18,194,994,679	11,883,910,999
End of year	$18,029,944,989	$18,194,994,679

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$24,630,400	$6,443,318
Net realized gains	169	6,162
Net increase in net assets resulting from operations	24,630,569	6,449,480
Net increase in net assets from beneficial interest transactions	1,009,547,304	836,608,628
Net increase in net assets	1,034,177,873	843,058,108
Net assets:

Beginning of year	1,336,157,724	493,099,616
End of year	$2,370,335,597	$1,336,157,724

	Tax-Free Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$25,073,238	$7,472,525
Net realized gains	—	—
Net increase in net assets resulting from operations	25,073,238	7,472,525
Net increase in net assets from beneficial interest transactions	985,153,890	933,174,322
Net increase in net assets	1,010,227,128	940,646,847
Net assets:

Beginning of year	2,317,734,435	1,377,087,588
End of year	$3,327,961,563	$2,317,734,435

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	1.41%	0.52%	0.26%	0.11%	0.11%
Supplemental data:
Total investment return[1]	1.38%	0.64%	0.26%	0.11%	0.11%
Net assets, end of year (000’s)	$7,775,651	$3,161,118	$17,197,266	$14,120,131	$15,763,737

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.08%[2]
Net investment income	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.08%	0.35%
Net assets, end of period (000’s)	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[1]	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of year (000’s)	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.00%[2,3]
Net investment income	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.04%	0.07%
Net investment income	0.93%	0.50%	0.03%	0.01%	0.01%
Supplemental data:
Total investment return[1]	0.91%	0.46%	0.03%	0.01%	0.02%
Net assets, end of year (000’s)	$3,327,962	$2,317,734	$1,377,088	$1,355,019	$1,391,038

1	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”.

Master Trust

Notes to financial statements

Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is

Master Trust

Notes to financial statements

permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2018, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Master Trust

Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$629,736
Government Master Fund	1,313,021
Treasury Master Fund	1,556,923
Prime CNAV Master Fund	193,506
Tax-Free Master Fund	269,739

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

Effective February 1, 2017 through October 31, 2017, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.04% of its management fee. Effective November 1, 2017 through December 31, 2017, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.02% of its management fee. Effective January 1, 2018 through January 31, 2018, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.01% of its management fee. At April 30, 2018, UBS AM owed Prime Master Fund, and for the year ended April 30, 2018, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$—	$1,264,504

Master Trust

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and during the year ended April 30, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	168,194,571
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	712,146,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$13,108,820,052	$18,343,964,701
Withdrawals	(8,578,219,914)	(32,422,782,541)
Net increase (decrease) in beneficial interest	$4,530,600,138	$(14,078,817,840)

Government Master Fund

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$41,851,410,669	$51,345,380,769
Withdrawals	(43,723,358,147)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,871,947,478)	$17,315,851,811

Master Trust

Notes to financial statements

Treasury Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$36,198,417,823	$38,470,416,999
Withdrawals	(36,555,960,334)	(32,219,746,882)
Net increase (decrease) in beneficial interest	$(357,542,511)	$6,250,670,117

Prime CNAV Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$2,253,080,114	$1,943,132,148
Withdrawals	(1,243,532,810)	(1,106,523,520)
Net increase in beneficial interest	$1,009,547,304	$836,608,628

Tax-Free Master Fund
	For the years ended April 30,
	2018	2017
Contributions	$2,439,842,988	$3,412,226,666
Withdrawals	(1,454,689,098)	(2,479,052,344)
Net increase in beneficial interest	$985,153,890	$933,174,322

[1]	Commencement of operations.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$745,460
Gross unrealized depreciation	(485,380)
Net unrealized appreciation	$260,080

Master Trust

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018
Government Master Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Prime CNAV Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the two years in the period ended April 30, 2018 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and

Master Trust

Report of Independent Registered Public Accounting Firm

brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Investor Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 76 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since November 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 12 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

UBS Investor Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 77 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 71 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 78 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Investor Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 58 c/o Keith A. Weller, Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

UBS Investor Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 50	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 54	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is chair of the Americas Product Structuring Committee. Mr. Carver is president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 39	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since October 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 40	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 61	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 54	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 60	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 50	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since October 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 30	Vice President and Assistant Secretary	Since May 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 40	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 52	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 58	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS AM—Americas region and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 15 investment companies (consisting of 71 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 44	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 52	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 33	Vice President and Assistant Secretary	Since May 2018	Mr. Stacey is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 34	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[2]; 56	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1149

UBS Preferred Funds

Annual Report  |  April 30, 2018

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

June 15, 2018

Dear Shareholder,

We present you with the annual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the 12 months ended April 30, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2018 and ended the reporting period with that rate in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 1.90% as of April 30, 2018, versus 1.05% on April 30, 2017.

•	UBS Select Government Preferred Fund: 1.60% as of April 30, 2018, versus 0.66% as of April 30, 2017.

•	UBS Select Treasury Preferred Fund: 1.54% as of April 30, 2018, versus 0.66% on April 30, 2017.

•	UBS Prime Preferred Fund: 1.80% as of April 30, 2018, versus 0.93% on April 30, 2017.

•	UBS Tax-Free Preferred Fund: 1.52% as of April 30, 2018, versus 0.75% on April 30, 2017.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% and 3.2% seasonally adjusted annualized rate during the second and third quarters of 2017, respectively. The latter reading represented the strongest pace since the first

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

1

UBS Preferred Funds

quarter of 2015. Fourth quarter 2017 GDP grew at a 2.9% rate. Finally, based on the US Commerce Department’s initial reading, first quarter 2018 GDP growth was 2.3%.

Q.	How did the Fed react to the economic environment?
A.	The Fed raised interest rates three times during the reporting period as it sought to gradually normalize monetary policy. After raising rates in June 2017, the Fed again raised rates in December 2017, bringing the federal funds rate to a range between 1.25% and 1.50%. In addition, starting in October 2017, the Fed began reducing its sizable balance sheet. Finally, in March 2018, the Fed raised rates to a range between 1.50% and 1.75%. This marked the Fed’s sixth rate hike since December 2015 and the first for new Fed Chairman Jerome Powell.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 25 days. By the end of the period on April 30, 2018, the Master Fund’s WAM was 21 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers for securities with maturities past overnight throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to certificates of deposit and commercial paper. Conversely, we decreased its exposures to repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 56 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2018, it was 24 days. At the security level, we increased the Master Fund’s exposures to direct US government and agency obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 49 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 25 days. At the security level, we increased the Master Fund’s exposure to US government obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 26 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 17 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to direct US government and agency obligations, certificates of deposit and time deposits.

•	The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM again was six days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and notes and slightly reduced its exposure to tax-exempt commercial paper.

2

UBS Preferred Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy will continue to expand, albeit at a relatively modest pace. In our view, inflation may tick higher, but generally be well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Series Funds

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2018. The views and opinions in the letter were current as of June 15, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2017	Ending account value[2] April 30, 2018	Expenses paid during period[3] 11/01/17 to 04/30/18	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,007.70	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,006.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,006.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,007.30	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,005.30	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

5

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2018 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.90%
Seven-day effective yield after fee waivers[1]	1.92
Seven-day current yield before fee waivers[1]	1.82
Seven-day effective yield before fee waivers[1]	1.82
Weighted average maturity[2]	21 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.60%
Seven-day effective yield after fee waivers[1]	1.62
Seven-day current yield before fee waivers[1]	1.56
Seven-day effective yield before fee waivers[1]	1.56
Weighted average maturity[2]	24 days

Table footnotes are on page 7.

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.54%
Seven-day effective yield after fee waivers[1]	1.56
Seven-day current yield before fee waivers[1]	1.50
Seven-day effective yield before fee waivers[1]	1.50
Weighted average maturity[2]	25 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2018 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.80%
Seven-day effective yield after fee waivers[1]	1.82
Seven-day current yield before fee waivers[1]	1.76
Seven-day effective yield before fee waivers[1]	1.76
Weighted average maturity[2]	17 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.52%
Seven-day effective yield after fee waivers[1]	1.53
Seven-day current yield before fee waivers[1]	1.48
Seven-day effective yield before fee waivers[1]	1.48
Weighted average maturity[2]	6 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax- Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2018

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$1,734,825,580; $3,918,652,435; $9,260,606,344; $404,195,359 and $1,265,495,619, respectively, which approximates cost for federal income tax purposes)	$1,734,886,128
Receivable from affiliate	4,429
Total assets	1,734,890,557

Liabilities:
Dividends payable to shareholders	2,350,191
Payable to affiliate	—
Total liabilities	2,350,191

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,732,361,645; 3,913,657,107; 9,248,134,267; 403,597,123 and 1,263,859,325 outstanding, respectively	1,732,479,676
Accumulated net realized gains (losses)	142
Net unrealized appreciation	60,548
Net assets	$1,732,540,366
Net asset value per share	$1.0001

8

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$3,918,652,435	$9,260,606,344	$404,195,359	$1,265,495,619
—	—	—	—
3,918,652,435	9,260,606,344	404,195,359	1,265,495,619

4,896,536	12,138,699	585,066	1,594,022
126,458	314,974	13,135	42,272
5,022,994	12,453,673	598,201	1,636,294

$3,913,657,107	$9,248,134,267	$403,597,123	$1,263,859,280
(27,666)	18,404	35	45
—	—	—	—
$3,913,629,441	$9,248,152,671	$403,597,158	$1,263,859,325
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2018

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$19,045,123
Expenses allocated from Master Fund	(1,289,195)
Expense waiver allocated from Master Fund	284,048
Net investment income allocated from Master Fund	18,039,976
Expenses:
Administration fees	1,007,511
Trustees’ fees	22,934
1,030,445
Fee waivers by administrator	(1,030,445)
Net expenses	—
Net investment income	18,039,976
Net realized gains (losses) allocated from Master Fund	2,056
Net change in unrealized depreciation allocated from Master Fund	(71,893)
Net increase in net assets resulting from operations	$17,970,139

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$44,990,873	$104,840,182	$6,704,165	$10,721,491
(3,842,740)	(8,893,087)	(482,821)	(1,036,602)
—	—	—	—
41,148,133	95,947,095	6,221,344	9,684,889

3,033,547	7,040,165	366,574	806,864
38,511	70,883	19,459	22,077
3,072,058	7,111,048	386,033	828,941
(1,536,377)	(3,555,523)	(193,014)	(414,470)
1,535,681	3,555,525	193,019	414,471
39,612,452	92,391,570	6,028,325	9,270,418
(27,666)	18,404	35	—
—	—	—	—
$39,584,786	$92,409,974	$6,028,360	$9,270,418

See accompanying notes to financial statements.

11

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$18,039,976	$14,791,053
Net realized gains	2,056	735,884
Net change in unrealized appreciation/depreciation	(71,893)	132,441
Net increase in net assets resulting from operations	17,970,139	15,659,378
Dividends and distributions to shareholders from:

Net investment income	(18,039,976)	(14,791,053)
Net realized gains	(3,793)	(770,250)
Total dividends and distributions to shareholders	(18,043,769)	(15,561,303)
Net increase (decrease) in net assets from beneficial interest transactions	1,132,854,145	(6,587,886,057)
Net increase (decrease) in net assets	1,132,780,515	(6,587,787,982)
Net assets:

Beginning of year	599,759,851	7,187,547,833
End of year	$1,732,540,366	$599,759,851
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

12

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the year ended April 30, 2018	For the period from June 28, 2016[1] to April 30, 2017
From operations:

Net investment income	$39,612,452	$14,036,534
Net realized gains (losses)	(27,666)	109,400
Net increase in net assets resulting from operations	39,584,786	14,145,934
Dividends and distributions to shareholders from:

Net investment income	(39,612,452)	(14,036,534)
Net realized gains	(92,872)	(16,528)
Total dividends and distributions to shareholders	(39,705,324)	(14,053,062)
Net increase (decrease) in net assets from beneficial interest transactions	(185,000,460)	4,098,657,567
Net increase (decrease) in net assets	(185,120,998)	4,098,750,439
Net assets:

Beginning of period	4,098,750,439	—
End of period	$3,913,629,441	$4,098,750,439
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$92,391,570	$26,377,134
Net realized gains	18,404	95,939
Net increase in net assets resulting from operations	92,409,974	26,473,073
Dividends and distributions to shareholders from:

Net investment income	(92,391,570)	(26,377,134)
Net realized gains	(66,793)	(84,859)
Total dividends and distributions to shareholders	(92,458,363)	(26,461,993)
Net increase (decrease) in net assets from beneficial interest transactions	(1,107,904,280)	5,362,287,977
Net increase (decrease) in net assets	(1,107,952,669)	5,362,299,057
Net assets:

Beginning of year	10,356,105,340	4,993,806,283
End of year	$9,248,152,671	$10,356,105,340
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$6,028,325	$2,382,015
Net realized gains	35	2,645
Net increase in net assets resulting from operations	6,028,360	2,384,660
Dividends and distributions to shareholders from:

Net investment income	(6,028,325)	(2,382,015)
Net realized gains	(622)	(2,023)
Total dividends and distributions to shareholders	(6,028,947)	(2,384,038)
Net increase (decrease) in net assets from beneficial interest transactions	(99,331,997)	309,183,106
Net increase (decrease) in net assets	(99,332,584)	309,183,728
Net assets:

Beginning of year	502,929,742	193,746,014
End of year	$403,597,158	$502,929,742
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Tax-Free Preferred Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$9,270,418	$2,113,179
Net increase in net assets resulting from operations	9,270,418	2,113,179
Dividends and distributions to shareholders from:

Net investment income	(9,270,418)	(2,113,179)
Net realized gains	—	(207)
Total dividends and distributions to shareholders	(9,270,418)	(2,113,386)
Net increase in net assets from beneficial interest transactions	364,014,574	872,357,496
Net increase in net assets	364,014,574	872,357,289
Net assets:

Beginning of year	899,844,751	27,487,462
End of year	$1,263,859,325	$899,844,751
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0137	0.0061	0.002	0.001	0.001
Net realized and unrealized gains (losses)	(0.0001)	0.0011	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0136	0.0072	0.002	0.001	0.001
Dividends from net investment income	(0.0137)	(0.0061)	(0.002)	(0.001)	(0.001)
Distributions from net realized gains	(0.0000)[2]	(0.0009)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0137)	(0.0070)	(0.002)	(0.001)	(0.001)
Net asset value, end of year	$1.0001	$1.0002	$1.00	$1.00	$1.00
Total investment return[3]	1.37%	0.72%	0.21%	0.07%	0.07%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[4]	0.08%	0.13%	0.14%	0.14%	0.14%
Net investment income[4]	1.40%	0.44%	0.21%	0.07%	0.07%
Supplemental data:
Net assets, end of year (000’s)	$1,732,540	$599,760	$7,187,548	$5,349,181	$6,456,726

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

17

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2018	For the period from June 28, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.010	0.003
Net realized gains (losses)	(0.000)[2]	0.000 [2]
Net increase from operations	0.010	0.003
Dividends from net investment income	(0.010)	(0.003)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%	0.09%[5]
Net investment income[4]	1.03%	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,913,629	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.003	0.001	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.010	0.003	0.001	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.010)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.010)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.04%	0.34%	0.07%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.10%	0.06%	0.06%
Net investment income[3]	1.04%	0.36%	0.06%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$9,248,153	$10,356,105	$4,993,806	$4,594,241	$5,466,450

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.013	0.006	0.001
Net realized gains	0.000 [2]	0.000 [2]	—
Net increase from operations	0.013	0.006	0.001
Dividends from net investment income	(0.013)	(0.006)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.013)	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	1.28%	0.58%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%	0.14%	0.04%[5]
Net investment income[4]	1.25%	0.62%	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$403,597	$502,930	$193,746

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.009	0.004	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.009	0.004	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.009)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.004)	0.000 [1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.87%	0.42%	0.03%	0.04%	0.02%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.04%	0.04%	0.07%
Net investment income[3]	0.89%	0.53%	0.02%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$1,263,859	$899,845	$27,487	$37,959	$35,870

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

21

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (formerly UBS Select Tax-Free Preferred Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016 and Government Preferred Fund commenced operations on June 28, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (22.31% for Prime Preferred Fund, 25.00% for Government Preferred, 51.37% for Treasury Preferred Fund, 17.05% for Prime CNAV Preferred Fund, and 38.03% for Tax-Free Preferred Fund at April 30, 2018).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

22

UBS Preferred Funds

Notes to financial statements

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Preferred Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s prospectus).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime CNAV Preferred Fund and Tax-Free Preferred Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended April 30, 2018, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

23

UBS Preferred Funds

Notes to financial statements

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At April 30, 2018, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$102,429
Government Preferred Fund	252,907
Treasury Preferred Fund	629,940
Prime CNAV Preferred Fund	26,246
Tax-Free Preferred Fund	84,540

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2018, UBS AM was obligated to reduce its administration fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Preferred Fund	$4,428

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds through August 31, 2018, do not exceed 0.14%. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM.

24

UBS Preferred Funds

Notes to financial statements

At April 30, 2018, UBS AM owed the Funds, and for the year ended April 30, 2018, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$51,215	$515,223
Government Preferred Fund	126,449	1,536,377
Treasury Preferred Fund	314,966	3,555,523
Prime CNAV Preferred Fund	13,111	193,014
Tax-Free Preferred Fund	42,268	414,470

In addition to the above written fee waiver agreement, effective November 1, 2016 through April 30, 2018, with respect to Prime Preferred Fund only, UBS AM had agreed to voluntarily waive an additional 0.04% of its administrative fees. At April 30, 2018, UBS AM owed Prime Preferred Fund, and for the year ended April 30, 2018, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Preferred Fund	$51,215	$515,222

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and for the year ended April 30, 2018, UBS AM did not owe and/or waive fees under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Preferred Fund

	For the years ended April 30,
	2018		2017
	Shares	Amount	Shares	Amount
Shares sold	7,498,396,038	$7,499,020,325	70,730,288,219	$70,730,600,900
Shares repurchased	(6,379,079,430)	(6,379,586,492)	(77,329,661,560)	(77,329,974,403)
Dividends reinvested	13,419,559	13,420,312	11,487,231	11,487,446
Net increase (decrease)	1,132,736,167	$1,132,854,145	(6,587,886,110)	$(6,587,886,057)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the year ended April 30, 2018	For the period from June 28, 2016[1] to April 30, 2017
Shares sold	143,314,096,503	114,487,891,326
Shares repurchased	(143,518,922,389)	(110,395,659,654)
Dividends reinvested	19,825,426	6,425,895
Net increase (decrease) in shares outstanding	(185,000,460)	4,098,657,567

25

UBS Preferred Funds

Notes to financial statements

Treasury Preferred Fund

	For the years ended April 30,
	2018	2017
Shares sold	38,712,853,644	41,570,907,773
Shares repurchased	(39,897,697,690)	(36,228,669,949)
Dividends reinvested	76,939,766	20,050,153
Net increase (decrease) in shares outstanding	(1,107,904,280)	5,362,287,977

Prime CNAV Preferred Fund

	For the years ended April 30,
	2018	2017
Shares sold	433,441,427	956,323,307
Shares repurchased	(538,533,872)	(649,151,582)
Dividends reinvested	5,760,448	2,011,381
Net increase (decrease) in shares outstanding	(99,331,997)	309,183,106

Tax-Free Preferred Fund

	For the years ended April 30,
	2018	2017
Shares sold	1,749,517,458	1,351,677,621
Shares repurchased	(1,393,509,331)	(480,683,885)
Dividends reinvested	8,006,447	1,363,760
Net increase in shares outstanding	364,014,574	872,357,496

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2018 and April 30, 2017 were as follows:

	2018				2017
Fund	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
Prime Preferred Fund	$—	$18,043,769	$—	$—	$—	$15,561,303	$—	$—
Government Preferred Fund	—	39,705,324	—	—	—	14,053,062	—	—
Treasury Preferred Fund	—	92,458,363	—	—	—	26,461,712	281	—
Prime CNAV Preferred Fund	—	6,028,947	—	—	—	2,384,038	—	—
Tax-Free Preferred Fund	9,270,418	—	—	—	2,112,553	626	207	—

26

UBS Preferred Funds

Notes to financial statements

At April 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Total
Prime Preferred Fund	$—	$2,350,333	$—	$—	$60,548	$2,410,881
Government Preferred Fund	—	4,896,536	—	—	—	4,896,536
Treasury Preferred Fund	—	12,138,699	18,404	—	—	12,157,103
Prime CNAV Preferred Fund	—	585,101	—	—	—	585,101
Tax-Free Preferred Fund	1,594,067	—	—	—	—	1,594,067

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2018, Government Preferred Fund had post-enactment short-term capital loss carryforwards of $(27,666).

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Preferred Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (collectively referred to as the “Funds”), (five of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting UBS Series Funds) at April 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Tax-Free Preferred Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018
UBS Select Government Preferred Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from June 28, 2016 (commencement of operations) through April 30, 2017
UBS Prime Preferred Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the two years in the period ended April 30, 2018 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

28

UBS Preferred Funds

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

29

UBS Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Prime Preferred Fund	$17,695,815	$3,793
Government Preferred Fund	39,612,452	92,872
Treasury Preferred Fund	92,391,570	66,793
Prime CNAV Preferred Fund	6,028,325	622

30

Master Trust

Annual Report  |  April 30, 2018

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

32

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2017	Ending account value April 30, 2018	Expenses paid during period[1] 11/01/17 to 04/30/18	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,007.70	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

Government Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

33

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	43.8%
Canada	10.3
China	9.2
Sweden	8.7
Japan	7.4
Total	79.4%

Portfolio composition[2]
Commercial paper	55.1%
Certificates of deposit	22.8
Time deposits	12.0
Repurchase agreements	9.8
Short-term corporate obligations	0.2
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
US government and agency obligations	72.9%
Repurchase agreements	27.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
US government obligations	58.2%
Repurchase agreements	42.5
Other assets less liabilities	(0.7)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	54.5%
Canada	8.9
France	7.4
Sweden	7.1
China	6.6
Total	84.5%

Portfolio composition[2]
Commercial paper	51.9%
Repurchase agreements	19.4
Certificates of deposit	16.0
Time deposits	12.4
US government and agency obligations	0.2
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

37

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds and notes	94.7%
Tax-exempt commercial paper	5.1
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Time deposits—12.00%
Banking-non-US—12.00%
Branch Banking & Trust Co. 1.670%, due 05/01/18	$100,000,000	$100,000,000
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	200,000,000	200,000,000
DnB NOR Bank ASA 1.670%, due 05/01/18	65,000,000	65,000,000
Natixis 1.680%, due 05/01/18	141,000,000	141,000,000
Nordea Bank AB 1.670%, due 05/01/18	62,000,000	62,000,000
Skandinaviska Enskilda Banken AB 1.670%, due 05/01/18	145,000,000	145,000,000
Svenska Handelsbanken 1.670%, due 05/01/18	40,000,000	40,000,000
Toronto Dominion Bank Ltd. 1.680%, due 05/01/18	180,000,000	180,000,000
Total time deposits (cost—$933,000,000)		933,000,000

Certificates of deposit—22.82%
Banking-non-US—19.46%
Bank of Montreal 1.595%, due 05/09/18	32,000,000	31,998,557
1 mo. USD LIBOR + 0.160%, 2.038%, due 05/08/18[1]	15,000,000	15,002,103
3 mo. USD LIBOR + 0.100%, 2.278%, due 06/18/18[1]	40,000,000	40,019,075
3 mo. USD LIBOR + 0.180%, 2.488%, due 07/03/18[1]	40,000,000	40,007,791
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 0.060%, 1.899%, due 05/15/18[1]	35,000,000	35,001,586
1 mo. USD LIBOR + 0.160%, 2.054%, due 05/18/18[1]	15,000,000	14,995,563
1 mo. USD LIBOR + 0.170%, 2.065%, due 05/08/18[1]	50,000,000	49,945,418
3 mo. USD LIBOR + 0.200%, 2.271%, due 06/12/18[1]	38,000,000	38,019,222
Credit Suisse NY 2.190%, due 06/08/18	75,000,000	75,024,157
KBC Bank NV 1.720%, due 05/03/18	185,000,000	184,999,965
Mizuho Bank Ltd. 2.040%, due 05/29/18	79,000,000	79,011,335
2.340%, due 07/06/18	77,000,000	77,039,800
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.325%, due 06/15/18[1]	46,000,000	46,082,971
Norinchukin Bank Ltd. 1.720%, due 05/02/18	230,000,000	229,999,880
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.200%, due 05/29/18[1]	38,000,000	37,952,070
3 mo. USD LIBOR + 0.170%, 2.501%, due 07/05/18[1]	38,000,000	38,004,984

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.070%, 1.890%, due 05/14/18[1]	$32,000,000	$32,020,450
1.910%, due 07/25/18	32,000,000	31,979,624
1 mo. USD LIBOR + 0.130%, 2.024%, due 05/14/18[1]	22,000,000	22,003,610
Sumitomo Mitsui Banking Corp. 2.050%, due 05/23/18	75,000,000	75,009,239
Svenska Handelsbanken
1 mo. USD LIBOR + 0.150%, 2.037%, due 05/02/18[1]	10,000,000	10,000,170
1 mo. USD LIBOR + 0.190%, 2.077%, due 05/01/18[1]	30,000,000	29,984,956
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/24/18[1]	30,000,000	29,984,918
1 mo. USD LIBOR + 0.300%, 2.197%, due 05/11/18[1]	38,000,000	38,001,845
3 mo. USD LIBOR + 0.100%, 2.459%, due 07/30/18[1]	38,000,000	38,000,000
Swedbank AB 1.700%, due 05/02/18	127,000,000	126,999,983
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/15/18[1]	12,000,000	12,002,689
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/08/18[1]	25,000,000	24,996,471
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/21/18[1]	9,000,000	8,996,684

		1,513,085,116

Banking-US—3.36%
Branch Banking & Trust Co. 1.680%, due 05/01/18	80,000,000	79,999,948
Citibank N.A.
1 mo. USD LIBOR + 0.160%, 2.057%, due 05/11/18[1]	30,000,000	30,003,119
2.240%, due 07/02/18	75,000,000	75,024,293
3 mo. USD LIBOR + 0.160%, 2.267%, due 06/12/18[1]	38,000,000	38,040,766
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%, 1.897%, due 05/04/18[1]	8,500,000	8,500,143
1 mo. USD LIBOR + 0.240%, 2.118%, due 05/08/18[1]	30,000,000	29,983,070

		261,551,339
Total certificates of deposit (cost—$1,774,499,389)		1,774,636,455

Commercial paper[2]—55.15%
Asset backed-miscellaneous—23.04%
Antalis S.A. 2.310%, due 07/05/18	35,440,000	35,301,867
2.310%, due 07/12/18	38,000,000	37,831,171
Atlantic Asset Securitization LLC 1.660%, due 05/01/18	50,000,000	49,997,639

39

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Barton Capital Corp.
1 mo. USD LIBOR + 0.140%, 2.036%, due 05/21/18[1]	$15,000,000	$14,999,067
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/24/18[1]	50,000,000	49,962,228
2.320%, due 07/11/18	21,000,000	20,908,188
CAFCO LLC 2.060%, due 05/29/18	25,000,000	24,962,038
Cancara Asset Securitisation LLC 1.880%, due 05/10/18	76,000,000	75,962,211
1.900%, due 05/15/18	40,000,000	39,968,500
2.040%, due 05/30/18	50,000,000	49,919,167
2.310%, due 07/05/18	55,000,000	54,776,352
Fairway Finance Corp.
1.800%, due 05/16/18	26,100,000	26,078,575
2.170%, due 06/11/18	25,000,000	24,940,267
2.180%, due 06/18/18	30,000,000	29,915,597
2.210%, due 06/19/18	15,000,000	14,956,875
Gotham Funding Corp. 1.900%, due 05/09/18	8,000,000	7,996,520
2.040%, due 05/24/18	25,000,000	24,968,550
2.180%, due 06/06/18	60,687,000	60,565,061
2.200%, due 06/06/18	25,000,000	24,949,767
Liberty Street Funding LLC 1.790%, due 05/10/18	25,000,000	24,987,570
1.820%, due 05/07/18	35,000,000	34,988,022
2.040%, due 05/24/18	32,000,000	31,959,467
2.060%, due 05/29/18	30,000,000	29,953,286
2.120%, due 06/05/18	37,000,000	36,927,258
2.300%, due 07/11/18	46,000,000	45,799,256
2.320%, due 07/02/18	24,000,000	23,911,884
Manhattan Asset Funding Co. LLC 2.090%, due 05/29/18	76,000,000	75,882,024
Nieuw Amsterdam Receivables Corp. 2.090%, due 06/04/18	31,000,000	30,940,988
Old Line Funding LLC 2.020%, due 06/07/18	44,500,000	44,407,230
1 mo. USD LIBOR + 0.150%, 2.044%, due 05/18/18[1]	20,000,000	19,996,168
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	35,000,000	34,982,142
1 mo. USD LIBOR + 0.200%, 2.087%, due 05/03/18[1]	22,000,000	21,985,318
2.290%, due 07/10/18	25,000,000	24,893,056
2.340%, due 08/13/18	25,000,000	24,825,948
1 mo. USD LIBOR + 0.440%, 2.371%, due 05/15/18[1]	19,500,000	19,507,147
Regency Markets No. 1 LLC 1.750%, due 05/03/18	44,000,000	43,993,693
Sheffield Receivables Corp. 2.320%, due 07/13/18	39,000,000	38,821,950
2.340%, due 07/09/18	61,000,000	60,741,072
Thunder Bay Funding LLC 1.610%, due 05/21/18	50,000,000	49,945,167
2.100%, due 06/11/18	25,000,000	24,941,900
2.100%, due 06/11/18	20,000,000	19,953,520
2.200%, due 06/22/18	25,000,000	24,924,917

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
2.320%, due 07/24/18	$32,000,000	$31,829,093
2.340%, due 08/13/18	36,000,000	35,753,145
1 mo. USD LIBOR + 0.440%, 2.362%, due 05/15/18[1]	19,500,000	19,510,933
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.250%, 2.150%, due 05/29/18[1]	67,000,000	66,999,887
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/29/18[1]	40,000,000	39,999,673
Victory Receivables Corp. 1.830%, due 05/09/18	24,125,000	24,114,264
1.850%, due 05/14/18	40,000,000	39,971,533
2.320%, due 07/02/18	75,000,000	74,723,981

		1,791,131,132

Banking-non-US—23.22%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/09/18[1]	30,000,000	29,999,661
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.296%, due 05/21/18[1]	38,000,000	38,006,356
3 mo. USD LIBOR + 0.150%, 2.489%, due 07/05/18[1]	38,000,000	38,055,342
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.051%, due 05/08/18[1]	30,000,000	29,986,335
Bank of Nova Scotia
1 mo. USD LIBOR + 0.170%, 2.067%, due 05/21/18[1]	30,000,000	30,001,682
1 mo. USD LIBOR + 0.180%, 2.071%, due 05/08/18[1]	32,000,000	31,985,086
3 mo. USD LIBOR + 0.150%, 2.106%, due 05/21/18[1]	38,000,000	38,041,382
2.170%, due 06/14/18	74,000,000	73,823,325
3 mo. USD LIBOR + 0.150%, 2.488%, due 07/05/18[1]	38,000,000	38,004,999
Banque et Caisse d’Epargne de l’Etat 1.950%, due 07/13/18	35,000,000	34,844,384
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.134%, due 05/01/18[1,3]	42,000,000	42,001,431
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/01/18[1,3]	105,000,000	105,008,215
China Construction Bank Corp. 1.640%, due 05/01/18	150,000,000	149,991,937
1.720%, due 05/04/18	24,000,000	23,994,800
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	30,000,000	29,984,093
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/16/18[1]	25,000,000	24,994,489
Credit Suisse NY 2.010%, due 05/22/18	75,000,000	74,916,675
DBS Bank Ltd. 2.180%, due 06/08/18	75,000,000	74,837,094

40

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 2.061%, due 05/30/18[1]	$35,000,000	$34,997,761
Erste Abwicklungsanstalt 1.620%, due 05/21/18	32,000,000	31,965,317
Federation Des Caisses 1.690%, due 06/04/18	32,500,000	32,439,713
HSBC Bank PLC
1 mo. USD LIBOR + 0.150%, 2.045%, due 05/08/18[1]	42,500,000	42,508,041
3 mo. USD LIBOR + 0.170%, 2.491%, due 07/03/18[1]	40,000,000	40,005,158
Industrial & Commercial Bank of China Ltd. 1.700%, due 05/01/18	200,000,000	199,990,112
Mizuho Bank Ltd. 1.730%, due 05/01/18	75,000,000	74,996,406
Nordea Bank AB 1.585%, due 05/16/18	20,500,000	20,484,010
NRW Bank 1.750%, due 05/02/18	17,000,000	16,998,463
Oversea-Chinese Banking Corp. Ltd. 1.610%, due 05/16/18	20,000,000	19,983,289
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/11/18[1]	14,000,000	14,001,147
Societe Generale 1.590%, due 05/01/18	98,000,000	97,995,468
Sumitomo Mitsui Banking Corp. 1.950%, due 05/17/18	39,000,000	38,966,408
Toronto Dominion Bank Ltd. 1.700%, due 05/07/18	75,000,000	74,974,581
1 mo. USD LIBOR + 0.150%, 2.051%, due 05/29/18[1]	30,000,000	30,004,445
1 mo. USD LIBOR + 0.190%, 2.073%, due 05/04/18[1]	30,000,000	29,988,495
1 mo. USD LIBOR + 0.190%, 2.085%, due 05/08/18[1]	25,000,000	24,991,053
United Overseas Bank Ltd. 2.300%, due 07/02/18	67,000,000	66,748,851
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.951%, due 05/10/18[1]	5,000,000	5,000,251

		1,805,516,255

Banking-US—1.86%
Bedford Row Funding Corp. 2.360%, due 08/01/18	20,000,000	19,879,358
3 mo. USD LIBOR + 0.110%, 2.447%, due 07/11/18[1]	30,000,000	30,025,550
Danske Corp. 1.800%, due 05/04/18	35,000,000	34,993,074
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.230%, 2.125%, due 05/08/18[1]	50,000,000	49,985,315
3 mo. USD LIBOR + 0.140%, 2.318%, due 06/18/18[1]	10,000,000	10,005,311

		144,888,608

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—1.63%
Sinopec Century Bright Capital Investment Ltd. 1.850%, due 05/02/18	$127,000,000	$126,987,872

Finance-other—5.40%
CNPC Finance HK Ltd. 2.250%, due 05/03/18	62,000,000	61,990,984
2.450%, due 05/23/18	150,000,000	149,822,037
Collateralized Commercial Paper Co. LLC 2.030%, due 06/01/18	75,000,000	74,870,067
1 mo. USD LIBOR + 0.220%, 2.103%, due 05/04/18[1]	41,000,000	41,001,707
1 mo. USD LIBOR + 0.250%, 2.146%, due 05/21/18[1]	17,000,000	16,991,012
3 mo. USD LIBOR + 0.190%, 2.511%, due 06/27/18[1]	25,000,000	24,995,069
Prudential Funding LLC 1.690%, due 05/01/18	50,000,000	49,997,621

		419,668,497
Total commercial paper (cost—$4,288,059,603)		4,288,192,364

Short-term corporate obligations—0.19%
Banking-non-US—0.19%
Westpac Banking Corp.
1 mo. USD LIBOR + 0.190%, 2.091%, due 05/29/18[1] (cost—$15,000,000)	15,000,000	14,990,253

Repurchase agreements—9.78%
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $554,938,400 US Treasury Notes, 1.625% to 2.000% due 12/31/19 to 08/15/25 and $100 US Treasury Bond Principal STRIP, zero coupon due 02/15/20; (value—$535,500,083); proceeds: $525,025,083	525,000,000	525,000,000
Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.870% due 05/01/18, collateralized by $87,793,389 various asset-backed convertible bonds, 0.250% to 10.750% due 03/01/19 to 03/07/67; (value—$86,382,870); proceeds: $80,004,156	80,000,000	80,000,000
Repurchase agreement dated 04/25/18 with BNP Paribas SA, 1.870% due 05/02/18, collateralized by $39,064,698 various asset-backed convertible bonds, zero coupon to 9.625% due 04/01/20 to 03/07/67; (value—$32,400,000); proceeds: $30,010,908	30,000,000	30,000,000

41

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.260% due 06/04/18, collateralized by $3,338,741 various asset-backed convertible bonds, zero coupon to 2.200% due 05/25/18 to 01/01/49 and $7,303,356 various equity securities; (value—$133,750,007); proceeds: $125,494,375[3,4]	$125,000,000	$125,000,000
Total repurchase agreements (cost—$760,000,000)		760,000,000
Total investments (cost—$7,770,558,992 which approximates cost for federal income tax purposes)—99.94%		7,770,819,072

Other assets in excess of liabilities—0.06%		4,831,805
Net assets—100.00%		$7,775,650,877

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 61.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$933,000,000	$—	$933,000,000
Certificates of deposit	—	1,774,636,455	—	1,774,636,455
Commercial paper	—	4,288,192,364	—	4,288,192,364
Short-term corporate obligations	—	14,990,253	—	14,990,253
Repurchase agreements	—	760,000,000	—	760,000,000
Total	$—	$7,770,819,072	$—	$7,770,819,072

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end. Illiquid assets, in the amount of $272,009,646, represented 3.50% of net assets at the end of the period.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2018.

See accompanying notes to financial statements.

42

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—72.93%
Federal Farm Credit Bank 1.220%, due 05/01/18[1]	$100,000,000	$100,000,000
1.620%, due 10/30/18[1]	50,000,000	49,590,500
1.730%, due 06/26/18[1]	46,000,000	45,876,209
1.740%, due 07/09/18[1]	22,800,000	22,723,962
1 mo. USD LIBOR – 0.095%, 1.792%, due 05/03/18[2]	100,000,000	99,998,513
1 mo. USD LIBOR – 0.085%, 1.816%, due 05/30/18[2]	77,000,000	76,995,820
1 mo. USD LIBOR + 0.050%, 1.947%, due 05/11/18[2]	133,000,000	133,006,488
1 mo. USD LIBOR + 0.055%, 1.950%, due 05/08/18[2]	128,700,000	128,694,630
1 mo. USD LIBOR + 0.090%, 1.968%, due 05/05/18[2]	95,000,000	95,000,247
1 mo. USD LIBOR + 0.090%, 1.987%, due 05/25/18[2]	100,000,000	99,998,697
1 mo. USD LIBOR + 0.140%, 2.031%, due 05/06/18[2]	118,500,000	118,498,499
Federal Home Loan Bank 1.580%, due 07/02/18[1]	150,000,000	149,591,833
1.600%, due 05/03/18[1]	158,000,000	157,985,956
1.600%, due 05/04/18[1]	112,000,000	111,985,067
1.620%, due 05/04/18[1]	140,000,000	139,981,100
1.645%, due 05/16/18[1]	88,100,000	88,039,615
1.650%, due 05/23/18[1]	131,925,000	131,791,976
1.650%, due 06/14/18[1]	93,000,000	92,812,450
1.668%, due 06/06/18[1]	150,000,000	149,749,800
1.670%, due 06/11/18[1]	75,000,000	74,857,354
1.670%, due 06/13/18[1]	167,000,000	166,666,881
1.675%, due 06/05/18[1]	185,000,000	184,698,733
1.685%, due 06/04/18[1]	77,000,000	76,877,463
1.685%, due 06/08/18[1]	77,000,000	76,863,047
1.690%, due 05/08/18[1]	150,000,000	149,950,708
1.690%, due 05/24/18[1]	140,000,000	139,848,839
1.697%, due 06/15/18[1]	165,000,000	164,649,994
1.700%, due 05/23/18[1]	170,000,000	169,823,389
1.700%, due 05/25/18[1]	16,000,000	15,981,867
1.700%, due 06/04/18[1]	50,000,000	49,919,722
1.700%, due 06/14/18[1]	160,000,000	159,667,556
1.705%, due 05/30/18[1]	144,000,000	143,802,220
1.710%, due 06/01/18[1]	138,725,000	138,520,727
1.715%, due 06/19/18[1]	116,000,000	115,729,221
1.719%, due 05/18/18[1]	24,000,000	23,980,518
1.720%, due 06/18/18[1]	92,250,000	92,038,440
1.722%, due 07/06/18[1]	145,000,000	144,542,235
1 mo. USD LIBOR – 0.155%, 1.723%, due 05/05/18[2]	136,000,000	136,000,000
1.724%, due 07/11/18[1]	80,000,000	79,727,991
1.735%, due 07/09/18[1]	91,500,000	91,195,724
1 mo. USD LIBOR – 0.140%, 1.738%, due 05/05/18[2]	160,000,000	160,000,000
1.740%, due 05/10/18[1]	65,100,000	65,071,681
1.740%, due 05/16/18[1]	22,000,000	21,984,050
1.740%, due 06/26/18[1]	150,000,000	149,594,000
1 mo. USD LIBOR – 0.155%, 1.742%, due 05/12/18[2]	84,000,000	84,000,000

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.135%, 1.743%, due 05/05/18[2]	$143,000,000	$143,000,000
1.745%, due 07/13/18[1]	82,000,000	81,709,845
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/15/18[2]	93,000,000	93,000,000
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/25/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/12/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/25/18[2]	163,000,000	163,000,000
1.756%, due 06/27/18[1]	75,000,000	74,791,475
1 mo. USD LIBOR – 0.130%, 1.757%, due 05/01/18[2]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/16/18[2]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/25/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.135%, 1.759%, due 05/12/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.135%, 1.762%, due 05/16/18[2]	231,000,000	230,999,827
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/08/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/09/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.120%, 1.767%, due 05/01/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/10/18[2]	164,000,000	164,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/16/18[2]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/25/18[2]	92,000,000	92,000,000
1 mo. USD LIBOR – 0.115%, 1.768%, due 05/04/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.125%, 1.769%, due 05/12/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.115%, 1.772%, due 05/03/18[2]	45,000,000	45,004,838
1 mo. USD LIBOR – 0.125%, 1.772%, due 05/20/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 1.775%, due 05/27/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.115%, 1.779%, due 05/18/18[2]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.120%, 1.781%, due 05/28/18[2]	75,000,000	74,999,903
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/24/18[2]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/25/18[2]	67,000,000	67,000,000

43

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	$98,750,000	$98,750,000
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	75,000,000	75,000,000
1.785%, due 07/20/18[1]	185,000,000	184,266,167
1 mo. USD LIBOR – 0.110%, 1.786%, due 05/17/18[2]	90,000,000	90,000,000
1.786%, due 07/18/18[1]	75,000,000	74,709,775
3 mo. USD LIBOR – 0.235%, 1.790%, due 06/06/18[2]	86,800,000	86,795,373
1 mo. USD LIBOR – 0.105%, 1.793%, due 05/22/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.100%, 1.794%, due 05/18/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	100,000,000	100,000,056
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.090%, 1.800%, due 05/06/18[2]	164,500,000	164,500,000
1 mo. USD LIBOR – 0.100%, 1.801%, due 05/28/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.085%, 1.802%, due 05/03/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.095%, 1.803%, due 05/21/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/11/18[2]	35,000,000	35,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/14/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/17/18[2]	90,500,000	90,500,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 1.827%, due 05/25/18[2]	80,000,000	80,026,794
1 mo. USD LIBOR – 0.070%, 1.831%, due 05/28/18[2]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 1.846%, due 05/06/18[2]	77,500,000	77,507,402
3 mo. USD LIBOR – 0.160%, 1.846%, due 05/30/18[2]	50,000,000	50,004,077
1.852%, due 07/27/18[1]	145,000,000	144,351,028
3 mo. USD LIBOR – 0.163%, 1.862%, due 06/05/18[2]	99,000,000	99,000,155
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/10/18[2]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/24/18[2]	78,000,000	78,000,000
US Treasury Bills 1.337%, due 05/10/18[1]	226,000,000	225,921,983
1.412%, due 05/24/18[1]	320,000,000	319,711,222
1.638%, due 06/07/18[1]	184,000,000	183,690,283
1.771%, due 08/09/18[1]	220,750,000	219,661,226
1.946%, due 10/18/18[1]	76,000,000	75,301,782
1.982%, due 10/25/18[1]	155,000,000	153,489,575

Security description	Face Amount	Value
US government and agency obligations—(concluded)
US Treasury Note
3 mo. Treasury money market yield + 0.033%, 1.872%, due 05/01/18[2]	$91,000,000	$91,012,646
Total US government and agency obligations (cost—$11,433,469,154)		11,433,469,154

Repurchase agreements—27.00%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $233,389,600 US Treasury Bond, 2.875% due 11/15/46 and $445,842,200 US Treasury Notes, 1.000% to 2.375% due 03/15/19 to 08/31/24; (value—$663,000,037); proceeds: $650,213,597	650,000,000	650,000,000
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.700% due 05/01/18, collateralized by $100,875,787 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 08/25/46, $300,752,883 Federal National Mortgage Association obligations, 3.000% to 4.868% due 09/25/30 to 12/01/47 and $748,953,354 Government National Mortgage Association obligations, 2.700% to 5.500% due 08/16/33 to 02/20/46; (value—$230,218,756); proceeds: $225,074,375	225,000,000	225,000,000
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.680% due 05/02/18, collateralized by $155,106,688 Federal Home Loan Mortgage Corp. obligations, 1.349% to 4.000% due 10/15/37 to 01/01/48, $280,459,881 Federal National Mortgage Association obligations, 3.000% to 5.000% due 06/01/28 to 11/01/47 and $475,696,971 Government National Mortgage Association obligations, 0.716% to 4.153% due 05/16/40 to 06/20/67; (value—$255,591,477); proceeds: $250,081,667	250,000,000	250,000,000
Repurchase agreement dated 04/26/18 with Barclays Bank PLC, 1.690% due 05/03/18, collateralized by $440,000 Federal Home Loan Bank obligation, 3.400% due 09/25/37, $251,046,432 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.333% due 02/25/28 to 12/01/47, $275,968,862 Federal National Mortgage Association obligations, 1.485% to 4.229% due 01/25/28 to 09/25/57, $61,311,222 Government National Mortgage Association obligations, 0.716% to 4.703% due 09/20/34 to 08/16/59, and $6,709,700 US Treasury Note, 2.875% due 04/30/25; (value—$153,288,358); proceeds: $150,049,292	150,000,000	150,000,000

44

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $34,419,200 US Treasury Bill, zero coupon due 09/20/18 and $657,893,000 US Treasury Notes, 1.125% to 2.000% due 06/15/18 to 08/15/25; (value—$683,400,149); proceeds: $670,032,011	$670,000,000	$670,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.700% due 05/01/18, collateralized by $14,938,000 Federal Farm Credit Bank obligations, 1.150% to 5.250% due 05/30/18 to 04/28/37, $285,000 Federal Home Loan Bank obligations, 0.875% to 3.625% due 08/15/19 to 03/16/37, $36,586,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/15/29 to 10/11/33, $305,000 Federal National Mortgage Association obligations, 1.875% to 6.250% due 09/24/26 to 05/15/29, $20,898,000 Federal National Mortgage Association Principal STRIP obligations, zero coupon due 03/23/28 to 11/15/30, $22,000 Federal National Mortgage Association STRIP obligation, zero coupon due 05/15/22, $1,718,900 US Treasury Bill, zero coupon due 09/20/18, $1,431,600 US Treasury Bond, 7.125% due 02/15/23, $37,399,000 US Treasury Note, 3.625% due 08/15/19 and $11,977,910 US Treasury Bond STRIPs, zero coupon due 11/15/21 to 02/15/33; (value—$102,000,000); proceeds: $100,004,722

	100,000,000	100,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,300 US Treasury Bills, zero coupon due 05/24/18 to 08/30/18, $294,402,600 US Treasury Notes, 0.875% to 2.500% due 07/15/18 to 03/31/23 and $3 US Treasury Bond STRIP, zero coupon due 05/15/36; (value—$293,760,015); proceeds: $288,012,000	288,000,000	288,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.700% due 05/01/18, collateralized by $51,439,401 Federal Home Loan Mortgage Corp. obligation, 4.000% due 12/01/47 and $144,180,293 Federal National Mortgage Association obligations, 3.000% to 3.003% due 09/01/28 to 01/01/48; (value—$153,000,000); proceeds: $150,049,583	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.570% due 06/04/18, collateralized by $219,806,195 Federal Home Loan Mortgage Corp. obligations, 2.160% to 5.000% due 08/01/19 to 04/01/48, $578,110,071 Federal National Mortgage Association obligations, 1.985% to 5.540% due 03/01/19 to 08/01/48 and $315,786,916 Government National Mortgage Association obligations, 2.500% to 4.644% due 04/20/38 to 11/20/65; (value—$510,000,001); proceeds: $500,763,194[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.710% due 05/01/18, collateralized by $969,454,437 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 08/01/19 to 05/15/48, $1,264,495,885 Federal National Mortgage Association obligations, 1.996% to 4.500% due 07/01/24 to 09/25/54 and $428,383,240 Government National Mortgage Association obligations, 2.500% to 4.500% due 07/20/29 to 04/20/48; (value—$1,224,000,470); proceeds: $1,200,057,000	1,200,000,000	1,200,000,000
Repurchase agreement dated 04/30/18 with Toronto-Dominion Bank, 1.740% due 05/01/18, collateralized by $21,865,793 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 08/01/25 to 01/01/47 and $58,546,786 Federal National Mortgage Association obligations, 3.000% to 5.500% due 07/01/26 to 02/01/48; (value—$51,000,001); proceeds: $50,002,417	50,000,000	50,000,000
Total repurchase agreements (cost—$4,233,000,000)		4,233,000,000
Total investments (cost—$15,666,469,154 which approximates cost for federal income tax purposes)—99.93%		15,666,469,154

Other assets in excess of liabilities—0.07%		10,461,936
Net assets—100.00%		$15,676,931,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 61.

45

Government Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,433,469,154	$—	$11,433,469,154
Repurchase agreements	—	4,233,000,000	—	4,233,000,000
Total	$—	$15,666,469,154	$—	$15,666,469,154

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.07%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.
[4]	Illiquid investment at the period end. Illiquid assets, in the amount of $500,000,000, represented 3.19% of net assets at the end of the period.

See accompanying notes to financial statements.

46

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government obligations—58.24%
US Treasury Bills 1.379%, due 05/17/18[1]	$490,000,000	$489,699,649
1.396%, due 05/10/18[1]	600,000,000	599,782,755
1.400%, due 05/03/18[1]	300,000,000	299,976,617
1.412%, due 05/24/18[1]	352,000,000	351,682,344
1.417%, due 05/31/18[1]	400,000,000	399,530,250
1.452%, due 06/14/18[1]	400,000,000	399,289,278
1.498%, due 06/21/18[1]	400,000,000	399,151,133
1.503%, due 06/07/18[1]	513,000,000	512,218,384
1.541%, due 06/28/18[1]	550,000,000	548,613,881
1.600%, due 07/12/18[1]	805,000,000	802,373,080
1.622%, due 07/05/18[1]	840,316,000	837,830,820
1.692%, due 08/02/18[1]	243,000,000	241,917,940
1.704%, due 07/19/18[1]	492,500,000	490,636,848
1.762%, due 08/16/18[1]	200,000,000	198,952,589
1.769%, due 08/09/18[1]	477,000,000	474,671,638
1.785%, due 07/26/18[1]	108,000,000	107,539,470
1.946%, due 10/18/18[1]	90,000,000	89,173,162
1.982%, due 10/25/18[1]	185,000,000	183,197,240
US Treasury Notes 0.625%, due 06/30/18	85,000,000	84,838,135
3 mo. Treasury money market yield, 1.844%, due 05/01/18[2]	650,000,000	649,763,370
3 mo. Treasury money market yield + 0.033%, 1.877%, due 05/01/18[2]	109,000,000	109,015,148
3 mo. Treasury money market yield + 0.048%, 1.892%, due 05/01/18[2]	650,000,000	650,058,399
3 mo. Treasury money market yield + 0.060%, 1.904%, due 05/01/18[2]	400,000,000	400,030,974
3 mo. Treasury money market yield + 0.070%, 1.914%, due 05/01/18[2]	100,000,000	100,027,905
3 mo. Treasury money market yield + 0.140%, 1.984%, due 05/01/18[2]	250,000,000	250,035,620
3 mo. Treasury money market yield + 0.170%, 2.014%, due 05/01/18[2]	411,000,000	410,999,518
3 mo. Treasury money market yield + 0.174%, 2.018%, due 05/01/18[2]	419,200,000	419,202,306
Total US government obligations (cost—$10,500,208,453)		10,500,208,453

Repurchase agreements—42.52%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $685,320,300 US Treasury Notes, 1.375% to 2.750% due 02/15/19 to 04/30/24; (value—$663,000,005); proceeds: $650,213,597	650,000,000	650,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.670% due 05/02/18, collateralized by $205,215,800 US Treasury Bonds, 2.875% to 4.375% due 11/15/39 to 05/15/43 and $824,826,600 US Treasury Notes, 1.375% to 2.250% due 03/15/20 to 01/31/22; (value—$1,020,000,096); proceeds: $1,000,324,722	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/27/18 with Barclays Bank PLC, 1.680% due 05/04/18, collateralized by $447,617,200 US Treasury Bonds, 2.750% to 4.750% due 11/15/39 to 08/15/47 and $542,584,000 US Treasury Notes, 1.375% to 2.250% due 01/31/22 to 05/15/25; (value—$1,020,000,054); proceeds: $1,000,326,667	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $240,700,800 US Treasury Bill, zero coupon due 09/20/18 and $659,807,500 US Treasury Notes, 1.125% to 2.375% due 02/28/19 to 02/15/26; (value—$872,100,028); proceeds: $855,040,850	855,000,000	855,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.730% due 05/07/18, collateralized by $96,834,900 US Treasury Bill, zero coupon due 10/04/18, $287,789,400 US Treasury Bonds, 2.875% to 7.625% due 11/15/22 to 05/15/47 and $840,860,400 US Treasury Notes, 0.750% to 2.750% due 10/31/18 to 09/30/24; (value—$1,224,000,052); proceeds: $1,200,403,667	1,200,000,000	1,200,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.690% due 05/01/18, collateralized by $767,700,200 US Treasury Bills, zero coupon due 06/28/18 to 09/27/18, $30,197,600 US Treasury Bonds, 3.125% to 4.750% due 02/15/37 to 08/15/44, $700,800 US Treasury Inflation Index Bonds, 2.000% to 2.375% due 01/15/26 to 01/15/27, $306,363,700 US Treasury Inflation Index Note, 0.125% due 07/15/26, $223,546,400 US Treasury Notes, 0.750% to 3.125% due 08/15/18 to 11/15/22, $4,700,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/19 to 08/15/46 and $5,478,442 US Treasury Bond STRIPs, zero coupon due 11/15/18 to 11/15/40; (value—$1,326,000,000); proceeds: $1,300,061,028

	1,300,000,000	1,300,000,000

47

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,000 US Treasury Bill, zero coupon due 05/24/18 and $12,265,900 US Treasury Note, 2.375% due 04/30/20; (value—$12,240,073); proceeds: $12,000,500	$12,000,000	$12,000,000
Repurchase agreement dated 04/25/18 with Goldman Sachs & Co., 1.650% due 05/02/18, collateralized by $127,466,100 US Treasury Inflation Index Bonds, 0.875% due 02/15/47, $767,100 US Treasury Inflation Index Notes, 0.125% due 04/15/20 to 04/15/22 and $386,763,600 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 05/15/44; (value—$306,000,020); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.680% due 05/01/18, collateralized by $113,363,300 US Treasury Bond, 3.000% due 02/15/48 and $348,799,400 US Treasury Note, 2.625% due 02/28/23; (value—$459,000,009); proceeds: $450,147,000	450,000,000	450,000,000

Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.540% due 05/07/18, collateralized by $5,711,300 US Treasury Bill, zero coupon due 03/28/19, $39,149,300 US Treasury Bonds, 2.500% to 8.750% due 05/15/20 to 02/15/46, $25,215,500 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/26 to 02/15/44, $47,047,300 US Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/19 to 01/15/28, $110,605,700 US Treasury Notes, 0.875% to 3.375% due 11/30/18 to 02/15/27, $33,439,100 US Treasury Bond Principal STRIPs, zero coupon due 05/15/46 to 08/15/46 and $331,996 US Treasury Bond STRIP, zero coupon due 05/15/23; (value—$255,000,039); proceeds: $250,074,861[3]

	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.690% due 05/01/18, collateralized by $20,602,100 US Treasury Bill, zero coupon due 03/28/19, $63,944,300 US Treasury Bonds, 2.750% to 6.625% due 02/15/27 to 02/15/48, $6,382,300 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $51,883,100 US Treasury Inflation Index Notes, 0.125% to 0.625% due 04/15/22 to 01/15/26, $249,168,400 US Treasury Notes, 1.125% to 2.625% due 03/31/19 to 11/15/27 and $31,639,700 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 08/15/46; (value—$408,000,091); proceeds: $400,018,778

	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/18 with Toronto-Dominion Bank, 1.690% due 05/02/18, collateralized by $260,759,800 US Treasury Notes, 1.000% to 2.750% due 10/15/19 to 02/15/28; (value—$255,000,077); proceeds: $250,082,153	250,000,000	250,000,000
Total repurchase agreements (cost—$7,667,000,000)		7,667,000,000
Total investments (cost—$18,167,208,453 which approximates cost for federal income tax purposes)—100.76%		18,167,208,453

Liabilities in excess of other assets—(0.76)%		(137,263,464)
Net assets—100.00%		$18,029,944,989

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 61.

48

Treasury Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$10,500,208,453	$—	$10,500,208,453
Repurchase agreements	—	7,667,000,000	—	7,667,000,000
Total	$—	$18,167,208,453	$—	$18,167,208,453

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.04%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

49

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—0.19%
US Treasury Note
3 mo. Treasury money market yield + 0.174%, 2.013%, due 05/01/18[1] (cost—$4,599,954)	$4,600,000	$4,599,954

Time deposits—12.45%
Banking-non-US—12.45%
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	68,000,000	68,000,000
DnB NOR Bank ASA 1.670%, due 05/01/18	40,000,000	40,000,000
Natixis 1.680%, due 05/01/18	67,000,000	67,000,000
Skandinaviska Enskilda Banken AB 1.670%, due 05/01/18	30,000,000	30,000,000
Svenska Handelsbanken 1.670%, due 05/01/18	30,000,000	30,000,000
Toronto Dominion Bank Ltd. 1.680%, due 05/01/18	60,000,000	60,000,000
Total time deposits (cost—$295,000,000)		295,000,000

Certificates of deposit—15.95%
Banking-non-US—11.16%
Bank of Montreal 1.595%, due 05/09/18	9,000,000	9,000,000
3 mo. USD LIBOR + 0.100%, 2.278%, due 06/18/18[1]	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.300%, due 06/22/18	1,000,000	1,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.899%, due 05/15/18[1]	14,000,000	14,000,000
1 mo. USD LIBOR + 0.210%, 2.107%, due 05/10/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.200%, 2.271%, due 06/12/18[1]	10,000,000	10,000,000
Credit Suisse NY 2.190%, due 06/08/18	20,000,000	20,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.325%, due 06/15/18[1]	13,000,000	13,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.200%, due 05/29/18[1]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.170%, 2.501%, due 07/05/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB 1.910%, due 07/25/18	9,000,000	9,000,000
1 mo. USD LIBOR + 0.130%, 2.024%, due 05/14/18[1]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp. 2.030%, due 06/12/18	20,000,000	20,000,000
2.050%, due 05/23/18	20,000,000	20,000,000
2.250%, due 06/19/18	10,000,000	10,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
1 mo. USD LIBOR + 0.150%, 2.037%, due 05/02/18[1]	$8,000,000	$8,000,000
1 mo. USD LIBOR + 0.190%, 2.077%, due 05/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/24/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.300%, 2.197%, due 05/11/18[1]	11,000,000	11,000,000
Swedbank AB 1.700%, due 05/02/18	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/15/18[1]	4,500,000	4,500,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/08/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/21/18[1]	6,000,000	6,000,000

		264,500,000

Banking-US—4.79%
Branch Banking & Trust Co. 1.670%, due 05/01/18	50,000,000	50,000,000
1.680%, due 05/01/18	20,000,000	20,000,000
Citibank N.A. 2.240%, due 07/02/18	21,000,000	21,000,000
3 mo. USD LIBOR + 0.160%, 2.267%, due 06/12/18[1]	10,000,000	10,000,000
Wells Fargo Bank N.A. 1.870%, due 06/05/18	10,000,000	10,000,000
3 mo. USD LIBOR + 0.110%, 1.897%, due 05/04/18[1]	2,500,000	2,500,000

		113,500,000
Total certificates of deposit (cost—$378,000,000)		378,000,000

Commercial paper[2]—51.88%
Asset backed-miscellaneous—27.05%
Albion Capital Corp. 1.880%, due 05/16/18	10,000,000	9,992,167
1.950%, due 05/16/18	37,000,000	36,969,937
Antalis S.A. 1.820%, due 05/09/18	10,840,000	10,835,616
1.960%, due 05/23/18	15,470,000	15,451,470
2.000%, due 05/30/18	13,250,000	13,228,653
Barton Capital Corp. 1.710%, due 05/01/18	10,000,000	10,000,000
1 mo. USD LIBOR + 0.140%, 2.036%, due 05/21/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/25/18[1]	13,000,000	13,000,000
2.320%, due 07/11/18	12,000,000	11,945,093
CAFCO LLC 2.060%, due 05/29/18	5,000,000	4,991,989

50

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Cancara Asset Securitisation LLC 1.800%, due 05/04/18	$6,000,000	$5,999,100
1.900%, due 05/15/18	10,000,000	9,992,611
2.040%, due 05/30/18	29,000,000	28,952,343
2.100%, due 06/04/18	15,000,000	14,970,250
Fairway Finance Corp. 1.770%, due 05/02/18	10,000,000	9,999,508
2.170%, due 06/11/18	20,000,000	19,950,572
2.180%, due 06/18/18	10,000,000	9,970,933
2.210%, due 06/19/18	10,000,000	9,969,919
2.220%, due 06/19/18	7,500,000	7,477,338
Gotham Funding Corp. 1.900%, due 05/07/18	20,000,000	19,993,667
2.200%, due 06/06/18	17,600,000	17,561,280
2.290%, due 07/30/18	29,000,000	28,833,975
Liberty Street Funding LLC 2.040%, due 05/24/18	9,000,000	8,988,270
2.060%, due 05/29/18	14,000,000	13,977,569
2.300%, due 07/11/18	12,000,000	11,945,567
LMA Americas LLC 1.890%, due 05/17/18	10,260,000	10,251,382
1.920%, due 05/16/18	12,130,000	12,120,296
Manhattan Asset Funding Co. LLC 1.880%, due 05/17/18	5,000,000	4,995,822
1.900%, due 05/03/18	25,000,000	24,997,361
Nieuw Amsterdam Receivables Corp. 1.850%, due 05/15/18	11,300,000	11,291,870
2.090%, due 06/04/18	10,000,000	9,980,261
Old Line Funding LLC
1 mo. USD LIBOR + 0.150%, 2.044%, due 05/18/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 2.057%, due 05/03/18[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.200%, 2.087%, due 05/03/18[1]	10,000,000	10,000,000
2.340%, due 08/13/18	3,000,000	2,979,720
Sheffield Receivables Corp. 1.950%, due 05/10/18	25,000,000	24,987,813
2.320%, due 07/13/18	12,000,000	11,943,547
2.340%, due 07/09/18	17,000,000	16,923,755
Starbird Funding Corp. 2.140%, due 06/01/18	16,000,000	15,970,516
Thunder Bay Funding LLC 1.610%, due 05/21/18	10,000,000	9,991,056
2.100%, due 06/11/18	12,000,000	11,971,300
2.200%, due 06/22/18	20,000,000	19,936,444
2.320%, due 07/24/18	13,000,000	12,929,627
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.250%, 2.150%, due 05/29/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/29/18[1]	15,000,000	15,000,000

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 1.850%, due 05/14/18	$10,000,000	$9,993,319

		641,261,916

Banking-non-US—17.61%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/09/18[1]	9,000,000	9,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.296%, due 05/21/18[1]	11,000,000	11,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.051%, due 05/08/18[1]	9,000,000	9,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.170%, 2.067%, due 05/21/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 2.071%, due 05/08/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.150%, 2.106%, due 05/21/18[1]	11,000,000	11,000,000
2.170%, due 06/14/18	20,000,000	19,946,956
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.920%, due 05/11/18	3,000,000	2,998,400
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.134%, due 05/01/18[1,3]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/01/18[1,3]	10,000,000	10,000,000
China Construction Bank Corp. 1.720%, due 05/04/18	8,000,000	7,998,853
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.170%, 2.048%, due 05/08/18[1]	3,000,000	3,000,000
DBS Bank Ltd. 2.100%, due 06/04/18	10,000,000	9,980,167
2.180%, due 06/08/18	25,000,000	24,942,472
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 2.061%, due 05/30/18[1]	9,000,000	9,000,000
Erste Abwicklungsanstalt 1.620%, due 05/21/18	9,000,000	8,991,900
Federation Des Caisses 1.690%, due 06/04/18	9,000,000	8,985,635
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 2.045%, due 05/08/18[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.170%, 2.491%, due 07/03/18[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd. 1.700%, due 05/01/18	50,000,000	50,000,000
Nationwide Building Society 1.900%, due 05/14/18	31,000,000	30,978,730
Nederlandse Waterschapsbank NV 1.920%, due 05/17/18	30,000,000	29,974,400

51

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Nordea Bank AB 1.585%, due 05/16/18	$8,000,000	$7,994,717
Societe Generale 1.590%, due 05/01/18	40,000,000	40,000,000
Toronto Dominion Bank Ltd. 1.700%, due 05/07/18	25,000,000	24,992,917
1 mo. USD LIBOR + 0.190%, 2.073%, due 05/04/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.190%, 2.085%, due 05/08/18[1]	10,000,000	10,000,000
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.951%, due 05/10/18[1]	3,500,000	3,500,000

		417,285,147

Banking-US—1.43%
ING US Funding LLC 1.830%, due 05/01/18	4,900,000	4,900,000
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.220%, 2.115%, due 05/08/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.230%, 2.125%, due 05/08/18[1]	14,000,000	14,000,000

		33,900,000

Energy-integrated—1.62%
Sinopec Century Bright Capital Investment Ltd. 1.850%, due 05/02/18	38,500,000	38,498,021

Finance-other—4.17%
CNPC Finance HK Ltd. 2.250%, due 05/03/18	61,000,000	60,992,375
Collateralized Commercial Paper Co. LLC 2.030%, due 06/01/18	20,000,000	19,965,039
1 mo. USD LIBOR + 0.250%, 2.146%, due 05/21/18[1]	4,800,000	4,800,000
3 mo. USD LIBOR + 0.190%, 2.511%, due 06/27/18[1]	13,000,000	13,000,000

		98,757,414
Total commercial paper (cost—$1,229,702,498)		1,229,702,498

Repurchase agreements—19.43%
Repurchase agreement dated 04/25/18 with BNP Paribas SA, 1.870% due 05/02/18, collateralized by $40,811,464 various asset-backed convertible bonds, 3.622% to 11.330% due 12/01/25 to 01/28/70; (value—$37,800,001); proceeds: $35,012,726	35,000,000	35,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.870% due 05/01/18, collateralized by $16,968,047 various asset-backed convertible bonds, 2.037% to 10.000% due 04/01/21 to 03/07/67; (value—$16,200,000); proceeds: $15,000,779	$15,000,000	$15,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.710% due 05/01/18, collateralized by $34,848,000 Federal Farm Credit Bank obligations, 1.400% to 3.470% due 04/13/20 to 05/19/36, $132,705,000 Federal Home Loan Mortgage Corp. obligations, 2.375% to 6.250% due 02/16/21 to 07/15/32, $6,415,000 Federal National Mortgage Association obligations, 1.250% to 2.000% due 11/26/19 to 10/05/22 and $184,518,100 US Treasury Note, 2.750% due 02/15/19; (value—$403,512,077); proceeds: $395,618,791	395,600,000	395,600,000
Repurchase agreement dated 04/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.260% due 06/04/18, collateralized by $1,464,274 various equity securities; (value—$16,050,001); proceeds: $15,059,325[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$460,600,000)		460,600,000
Total investments (cost—$2,367,902,452 which approximates cost for federal income tax purposes)—99.90%		2,367,902,452

Other assets in excess of liabilities—0.10%		2,433,145
Net assets—100.00%		$2,370,335,597

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 61.

52

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$4,599,954	$—	$4,599,954
Time deposits	—	295,000,000	—	295,000,000
Certificates of deposit	—	378,000,000	—	378,000,000
Commercial paper	—	1,229,702,498	—	1,229,702,498
Repurchase agreements	—	460,600,000	—	460,600,000
Total	$—	$2,367,902,452	$—	$2,367,902,452

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end. Illiquid assets, in the amount of $43,000,000, represented 1.81% of net assets at the end of the period.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2018.

See accompanying notes to financial statements.

53

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—94.74%
Alabama—1.14%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 1.550%, VRD	$3,000,000	$3,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 1.730%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 1.730%, VRD[1]	9,900,000	9,900,000

		37,900,000

Alaska—3.02%
Alaska International Airports Revenue Refunding (System), Series A, 1.760%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 1.550%, VRD	41,895,000	41,895,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.550%, VRD	7,480,000	7,480,000
Series B, 1.550%, VRD	11,750,000	11,750,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 1.550%, VRD	32,365,000	32,365,000

		100,490,000

Arizona—0.32%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.730%, VRD	10,750,000	10,750,000

California—1.28%
Irvine Improvement Bond Act 1915 (Assessment District 03-19), Series A, 1.350%, VRD	8,625,000	8,625,000
Los Angeles Tax & Revenue Anticipation Notes, 5.000%, due 06/28/18	4,000,000	4,025,624
State of California, Series B, Subseries B-5, 1.250%, VRD	22,700,000	22,700,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 1.780%, VRD	85,000	85,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 1.680%, VRD	$7,200,000	$7,200,000

		42,635,624

Colorado—2.02%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/28/18	10,000,000	10,065,018
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A, 5.000%, due 06/27/18	10,000,000	10,063,429
Denver City & County Certificates of Participation Refunding, Series A1, 1.550%, VRD	13,170,000	13,170,000
Series A2, 1.550%, VRD	12,635,000	12,635,000
Series A3, 1.550%, VRD	21,245,000	21,245,000

		67,178,447

Connecticut—0.96%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 1.500%, VRD	24,400,000	24,400,000
Series V-2, 1.520%, VRD	7,420,000	7,420,000

		31,820,000

District of Columbia—1.28%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 1.720%, VRD	13,000,000	13,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.730%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 1.570%, VRD	18,540,000	18,540,000

		42,540,000

Florida—5.80%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 1.590%, VRD	85,120,000	85,120,000

54

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
JEA Water & Sewer System Revenue, Subseries A-1, 1.610%, VRD	$27,365,000	$27,365,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.740%, VRD	25,470,000	25,470,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), 1.660%, VRD	54,970,000	54,970,000

		192,925,000

Georgia—1.09%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 1.690%, VRD	29,725,000	29,725,000
Series B-2, 1.720%, VRD	6,680,000	6,680,000

		36,405,000

Illinois—7.35%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.770%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 1.770%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 1.780%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 1.710%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 1.730%, VRD	26,000,000	26,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project), 1.730%, VRD	11,230,000	11,230,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.750%, VRD	28,180,000	28,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 1.760%, VRD	25,000,000	25,000,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project), 1.760%, VRD	1,935,000	1,935,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2, 1.560%, VRD	10,000,000	10,000,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 1.550%, VRD	$900,000	$900,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.740%, VRD	19,300,000	19,300,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.750%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.740%, VRD	34,821,000	34,821,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.730%, VRD	5,000,000	5,000,000
Series A-2B, 1.730%, VRD	5,000,000	5,000,000
Series A-2D, 1.730%, VRD	5,000,000	5,000,000

		244,666,000

Indiana—6.58%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 1.570%, VRD	17,650,000	17,650,000
Series A-5, 1.550%, VRD	17,390,000	17,390,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 1.770%, VRD	27,050,000	27,050,000
Series C, 1.760%, VRD	33,055,000	33,055,000
Series D, 1.750%, VRD	15,440,000	15,440,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 1.760%, VRD	16,475,000	16,475,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 1.610%, VRD	14,480,000	14,480,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.740%, VRD	69,980,000	69,980,000

55

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 1.720%, VRD	$7,500,000	$7,500,000

		219,020,000

Louisiana—0.89%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 1.550%, VRD	12,700,000	12,700,000
Series B, 1.550%, VRD	1,700,000	1,700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 1.550%, VRD	15,100,000	15,100,000

		29,500,000

Maryland—3.16%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.740%, VRD	31,185,000	31,185,000
Montgomery Country Consolidated Public (Improvement Bond), Series E, 1.550%, VRD	52,100,000	52,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.720%, VRD	21,975,000	21,975,000

		105,260,000

Massachusetts—1.71%
Commonwealth of Massachusetts, Series C, 2.000%, due 06/25/18	30,000,000	30,050,827
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 1.450%, VRD	5,640,000	5,640,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 1.540%, VRD	4,600,000	4,600,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 1.720%, VRD	16,700,000	16,700,000

		56,990,827

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Michigan—0.72%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 1.530%, VRD	$18,400,000	$18,400,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 1.740%, VRD	5,715,000	5,715,000

		24,115,000

Minnesota—0.34%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.730%, VRD	2,000,000	2,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 1.730%, VRD	9,400,000	9,400,000

		11,400,000

Mississippi—4.90%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 1.600%, VRD	5,250,000	5,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 1.600%, VRD	6,100,000	6,100,000
Series D, 1.560%, VRD	7,000,000	7,000,000
Series E, 1.600%, VRD	6,890,000	6,890,000
Series K, 1.600%, VRD	14,410,000	14,410,000
Series L, 1.600%, VRD	3,300,000	3,300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.710%, VRD	22,980,000	22,980,000
Series B, 1.600%, VRD	1,200,000	1,200,000
1.710%, VRD	11,185,000	11,185,000
Series D, 1.750%, VRD	24,000,000	24,000,000
Series E, 1.600%, VRD	8,000,000	8,000,000
Series F, 1.600%, VRD	2,120,000	2,120,000
Series G, 1.600%, VRD	37,650,000	37,650,000
Series H, 1.600%, VRD	8,125,000	8,125,000

56

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series J, 1.560%, VRD	$3,675,000	$3,675,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 1.550%, VRD	1,100,000	1,100,000

		162,985,000

Missouri—1.33%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 1.780%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 1.690%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1, 1.480%, VRD	3,310,000	3,310,000
Series B-2, 1.550%, VRD	3,720,000	3,720,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 1.610%, VRD	100,000	100,000
Series B, 1.610%, VRD	1,500,000	1,500,000
Series C, 1.550%, VRD	3,900,000	3,900,000
Series D, 1.550%, VRD	5,700,000	5,700,000
St. Charles County Public Water District No. 2 Refunding, Series A, 1.740%, VRD	12,125,000	12,125,000

		44,355,000

Nebraska—1.24%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 1.540%, VRD	23,870,000	23,870,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 1.540%, VRD	17,240,000	17,240,000

		41,110,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New Hampshire—0.45%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 1.510%, VRD	$15,100,000	$15,100,000

New Mexico—0.47%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 1.730%, VRD	15,675,000	15,675,000

New York—28.18%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.740%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Series A-1, 1.590%, VRD	62,010,000	62,010,000
Subseries B-1, 1.750%, VRD	12,000,000	12,000,000
Subseries E-1, 1.560%, VRD	33,305,000	33,305,000
Subseries E-1, 1.610%, VRD	21,510,000	21,510,000
Subseries E-5, 1.610%, VRD	25,160,000	25,160,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.750%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 1.530%, VRD	34,715,000	34,715,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.530%, VRD	84,350,000	84,350,000
Series DD-2, 1.550%, VRD	14,425,000	14,425,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.750%, VRD	21,690,000	21,690,000
Subseries A-4, 1.590%, VRD	19,750,000	19,750,000
Subseries A-4, 1.600%, VRD	17,825,000	17,825,000
Subseries D-4, 1.600%, VRD	79,600,000	79,600,000
Subseries E-4, 1.550%, VRD	15,070,000	15,070,000

57

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City, Series F, Subseries F-3, 1.550%, VRD	$57,080,000	$57,080,000
Subseries B-3, 1.760%, VRD	2,000,000	2,000,000
Subseries D-4, 1.590%, VRD	45,150,000	45,150,000
Subseries L-4, 1.610%, VRD	46,855,000	46,855,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 1.550%, VRD	7,545,000	7,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 1.740%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.730%, VRD	58,445,000	58,445,000
Series A-2, 1.730%, VRD	33,725,000	33,725,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.750%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 1.770%, VRD	4,565,000	4,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 1.740%, VRD	13,000,000	13,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.720%, VRD	57,455,000	57,455,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.550%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.750%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.750%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.730%, VRD	4,755,000	4,755,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.730%, VRD	$2,750,000	$2,750,000
Triborough Bridge & Tunnel Authority 1.550%, VRD	99,085,000	99,085,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 1.740%, VRD	8,000,000	8,000,000

		937,785,000

North Carolina—0.83%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 1.590%, VRD	27,670,000	27,670,000

Ohio—0.92%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 1.750%, VRD	24,460,000	24,460,000
Ohio (Common Schools), Series B, 1.700%, VRD	1,270,000	1,270,000
Series D, 1.700%, VRD	4,735,000	4,735,000

		30,465,000

Oregon—0.34%
Oregon Health & Science University Revenue, Series C, 1.610%, VRD	11,170,000	11,170,000

Pennsylvania—3.25%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 1.600%, VRD	19,500,000	19,500,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 1.760%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 1.760%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.720%, VRD	11,900,000	11,900,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.730%, VRD	8,665,000	8,665,000

58

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 1.720%, VRD	$15,500,000	$15,500,000
Series B-3, 1.750%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.760%, VRD	20,205,000	20,205,000

		108,315,000

Rhode Island—0.27%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 1.770%, VRD	1,100,000	1,100,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 1.550%, VRD	7,730,000	7,730,000

		8,830,000

South Carolina—0.30%
Richland County General Obligation Unlimited Notes, 3.000%, due 02/27/19	10,000,000	10,100,667

Tennessee—1.98%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.850%, VRD	2,100,000	2,100,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 1.620%, VRD	55,100,000	55,100,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 1.770%, VRD	8,800,000	8,800,000

		66,000,000

Texas—8.23%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.620%, VRD	45,880,000	45,880,000
Subseries C-2, 1.620%, VRD	42,545,000	42,545,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 1.620%, VRD	$2,005,000	$2,005,000
Series A-2, 1.620%, VRD	39,505,000	39,505,000
Harris County Hospital District Revenue Refunding (Senior Lien), 1.800%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), 1.570%, VRD	23,900,000	23,900,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 1.570%, VRD	5,160,000	5,160,000
Texas State, Revenue Bonds, 4.000%, due 08/30/18	50,000,000	50,505,336
Texas State, Veteran Bonds, 1.820%, VRD	46,520,000	46,520,000
University of Texas Permanent University (Funding System), Series A, 1.650%, VRD	1,900,000	1,900,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.650%, VRD	14,000,000	14,000,000

		273,780,336

Utah—1.99%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.570%, VRD	64,335,000	64,335,000
Series D, 1.540%, VRD	1,755,000	1,755,000

		66,090,000

Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.760%, VRD	19,885,000	19,885,000
Series D, 1.770%, VRD	33,055,000	33,055,000

		52,940,000

Washington—0.03%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 1.770%, VRD	950,000	950,000

59

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Wisconsin—0.78%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 1.730%, VRD	$26,085,000	$26,085,000
Total municipal bonds and notes (cost—$3,153,001,901)		3,153,001,901

Tax-exempt commercial paper—5.06%
California—0.36%
San Diego County Water Authority, 1.540%, due 05/04/18	12,000,000	12,000,000

Connecticut—0.45%
Yale University, 1.230%, due 05/03/18	15,000,000	15,000,000

District of Columbia—0.09%
Washington D.C. Metropolitan Airport Authority, 1.670%, due 05/24/18	3,000,000	3,000,000

Florida—0.30%
Miami-Dade County Water & Sewer Revenue, 1.370%, due 05/10/18	10,000,000	10,000,000

Illinois—0.45%
Illinois Educational Facilities Authority Revenue, 1.630%, due 06/06/18	15,000,000	15,000,000

Maryland—0.10%
Montgomery County, 1.320%, due 05/08/18	3,250,000	3,250,000

New York—1.26%
New York State Power Authority, 1.730%, due 05/22/18	22,000,000	22,000,000
1.750%, due 05/10/18	5,100,000	5,100,000
1.790%, due 05/09/18	14,862,000	14,862,000

		41,962,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—0.40%
Cleveland Clinic, 1.320%, due 06/14/18	$8,300,000	$8,300,000
1.750%, due 07/12/18	5,000,000	5,000,000

		13,300,000

Texas—0.94%
Lower Colorado River Authority 1.500%, due 06/01/18	13,315,000	13,315,000
Methodist Hospital, 1.380%, due 05/23/18	15,000,000	15,000,000
University of Texas, 1.500%, due 05/01/18	3,000,000	3,000,000

		31,315,000

Virginia—0.71%
University of Virginia, 1.620%, due 05/08/18	23,500,000	23,500,000
Total tax-exempt commercial paper (cost—$168,327,000)		168,327,000
Total investments (cost—$3,321,328,901 which approximates cost for federal income tax purposes)—99.80%		3,321,328,901

Other assets in excess of liabilities—0.20%		6,632,662
Net assets—100.00%		$3,327,961,563

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 61.

60

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$3,153,001,901	$—	$3,153,001,901
Tax-exempt commercial paper	—	168,327,000	—	168,327,000
Total	$—	$3,321,328,901	$—	$3,321,328,901

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $34,900,000, representing 1.05% of net assets.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2018 and reset periodically.

See accompanying notes to financial statements.

61

Master Trust

Statement of assets and liabilities

April 30, 2018

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$7,010,558,992; $11,433,469,154; $10,500,208,453; $1,907,302,452 and $3,321,328,901, respectively)	$7,010,819,072	$11,433,469,154	$10,500,208,453	$1,907,302,452	$3,321,328,901
Repurchase agreements, at value (cost—$760,000,000; $4,233,000,000; $7,667,000,000; $460,600,000 and $0, respectively)	760,000,000	4,233,000,000	7,667,000,000	460,600,000	—
Total investments in securities, at value (cost—$7,770,558,992; $15,666,469,154; $18,167,208,453; $2,367,902,452 and $3,321,328,901, respectively)	$7,770,819,072	$15,666,469,154	$18,167,208,453	$2,367,902,452	$3,321,328,901
Cash	592,306	5,055,929	4,814,993	1,389,419	4,314,120
Receivable for interest	4,869,235	6,719,028	1,815,165	1,237,232	7,018,978
Total assets	7,776,280,613	15,678,244,111	18,173,838,611	2,370,529,103	3,332,661,999

Liabilities:
Payable for investments purchased	—	—	142,336,699	—	4,430,697
Payable to affiliate	629,736	1,313,021	1,556,923	193,506	269,739
Total liabilities	629,736	1,313,021	143,893,622	193,506	4,700,436

Net assets, at value	$7,775,650,877	$15,676,931,090	$18,029,944,989	$2,370,335,597	$3,327,961,563

See accompanying notes to financial statements.

62

Master Trust

Statement of operations

For the year ended April 30, 2018

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$89,022,480	$184,734,498	$210,331,779	$26,464,033	$27,771,259
Expenses:
Investment advisory and administration fees	5,927,289	15,708,837	17,729,298	1,806,877	2,667,036
Trustees’ fees and expenses	49,031	105,106	137,943	26,756	30,985
Total expenses	5,976,320	15,813,943	17,867,241	1,833,633	2,698,021
Fee waivers by investment advisor	(1,264,504)	—	—	—	—
Net expenses	4,711,816	15,813,943	17,867,241	1,833,633	2,698,021
Net investment income	84,310,664	168,920,555	192,464,538	24,630,400	25,073,238
Net realized gains (losses)	8,663	(140,090)	28,283	169	—
Net change in unrealized depreciation	(386,387)	—	—	—	—
Net increase in net assets resulting from operations	$83,932,940	$168,780,465	$192,492,821	$24,630,569	$25,073,238

See accompanying notes to financial statements.

63

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$84,310,664	$40,612,757
Net realized gains	8,663	1,410,069
Net change in unrealized appreciation/depreciation	(386,387)	646,467
Net increase in net assets resulting from operations	83,932,940	42,669,293
Net increase (decrease) in net assets from beneficial interest transactions	4,530,600,138	(14,078,817,840)
Net increase (decrease) in net assets	4,614,533,078	(14,036,148,547)
Net assets:

Beginning of year	3,161,117,799	17,197,266,346
End of year	$7,775,650,877	$3,161,117,799

	Government Master Fund
	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$168,920,555	$63,785,214
Net realized gains (losses)	(140,090)	461,078
Net increase in net assets resulting from operations	168,780,465	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,871,947,478)	17,315,851,811
Net increase (decrease) in net assets	(1,703,167,013)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,676,931,090	$17,380,098,103

[1]	Commencement of operations.

	Treasury Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$192,464,538	$60,206,540
Net realized gains	28,283	207,023
Net increase in net assets resulting from operations	192,492,821	60,413,563
Net increase (decrease) in net assets from beneficial interest transactions	(357,542,511)	6,250,670,117
Net increase (decrease) in net assets	(165,049,690)	6,311,083,680
Net assets:

Beginning of year	18,194,994,679	11,883,910,999
End of year	$18,029,944,989	$18,194,994,679

See accompanying notes to financial statements.

64

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$24,630,400	$6,443,318
Net realized gains	169	6,162
Net increase in net assets resulting from operations	24,630,569	6,449,480
Net increase in net assets from beneficial interest transactions	1,009,547,304	836,608,628
Net increase in net assets	1,034,177,873	843,058,108
Net assets:

Beginning of year	1,336,157,724	493,099,616
End of year	$2,370,335,597	$1,336,157,724

	Tax-Free Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$25,073,238	$7,472,525
Net realized gains	—	—
Net increase in net assets resulting from operations	25,073,238	7,472,525
Net increase in net assets from beneficial interest transactions	985,153,890	933,174,322
Net increase in net assets	1,010,227,128	940,646,847
Net assets:

Beginning of year	2,317,734,435	1,377,087,588
End of year	$3,327,961,563	$2,317,734,435

See accompanying notes to financial statements.

65

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	1.41%	0.52%	0.26%	0.11%	0.11%
Supplemental data:
Total investment return[1]	1.38%	0.64%	0.26%	0.11%	0.11%
Net assets, end of year (000’s)	$7,775,651	$3,161,118	$17,197,266	$14,120,131	$15,763,737

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

66

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.08%[2]
Net investment income	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.08%	0.35%
Net assets, end of period (000’s)	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

67

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[1]	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of year (000’s)	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

68

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.00%[2,3]
Net investment income	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

69

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.04%	0.07%
Net investment income	0.93%	0.50%	0.03%	0.01%	0.01%
Supplemental data:
Total investment return[1]	0.91%	0.46%	0.03%	0.01%	0.02%
Net assets, end of year (000’s)	$3,327,962	$2,317,734	$1,377,088	$1,355,019	$1,391,038

1	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

70

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”.

71

Master Trust

Notes to financial statements

Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is

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permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2018, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

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Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$629,736
Government Master Fund	1,313,021
Treasury Master Fund	1,556,923
Prime CNAV Master Fund	193,506
Tax-Free Master Fund	269,739

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

Effective February 1, 2017 through October 31, 2017, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.04% of its management fee. Effective November 1, 2017 through December 31, 2017, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.02% of its management fee. Effective January 1, 2018 through January 31, 2018, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.01% of its management fee. At April 30, 2018, UBS AM owed Prime Master Fund, and for the year ended April 30, 2018, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$—	$1,264,504

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Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and during the year ended April 30, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	168,194,571
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	712,146,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$13,108,820,052	$18,343,964,701
Withdrawals	(8,578,219,914)	(32,422,782,541)
Net increase (decrease) in beneficial interest	$4,530,600,138	$(14,078,817,840)

Government Master Fund

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$41,851,410,669	$51,345,380,769
Withdrawals	(43,723,358,147)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,871,947,478)	$17,315,851,811

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Master Trust

Notes to financial statements

Treasury Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$36,198,417,823	$38,470,416,999
Withdrawals	(36,555,960,334)	(32,219,746,882)
Net increase (decrease) in beneficial interest	$(357,542,511)	$6,250,670,117

Prime CNAV Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$2,253,080,114	$1,943,132,148
Withdrawals	(1,243,532,810)	(1,106,523,520)
Net increase in beneficial interest	$1,009,547,304	$836,608,628

Tax-Free Master Fund
	For the years ended April 30,
	2018	2017
Contributions	$2,439,842,988	$3,412,226,666
Withdrawals	(1,454,689,098)	(2,479,052,344)
Net increase in beneficial interest	$985,153,890	$933,174,322

[1]	Commencement of operations.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$745,460
Gross unrealized depreciation	(485,380)
Net unrealized appreciation	$260,080

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Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

77

Master Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018
Government Master Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Prime CNAV Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the two years in the period ended April 30, 2018 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and

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Report of Independent Registered Public Accounting Firm

brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

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Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

80

UBS Preferred Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 76 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since November 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 12 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

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UBS Preferred Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 77 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 71 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 78 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

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UBS Preferred Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 58 c/o Keith A. Weller, Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

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UBS Preferred Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 50	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 54	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is chair of the Americas Product Structuring Committee. Mr. Carver is president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 39	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since October 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 40	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 61	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 54	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 60	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 50	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since October 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

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UBS Preferred Funds Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 30	Vice President and Assistant Secretary	Since May 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 40	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 52	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 58	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS AM—Americas region and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 15 investment companies (consisting of 71 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 44	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 52	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 33	Vice President and Assistant Secretary	Since May 2018	Mr. Stacey is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.

85

UBS Preferred Funds Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
David Walczak[3]; 34	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[2]; 56	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

86

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1126

UBS Select Capital Funds

Annual Report  |  April 30, 2018

Includes:

•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund

UBS Select Capital Funds

June 15, 2018

Dear Shareholder,

We present you with the annual report for the UBS Select Capital Series of Funds, namely the UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (the “Funds”) for the 12 months ended April 30, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate three times during the 12 months ended April 30, 2018 and ended the reporting period with that rate in a range between 1.50% and 1.75%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period, but yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Government Capital Fund: 1.54% as of April 30, 2018, versus 0.60% as of April 30, 2017.
•	UBS Select Treasury Capital Fund: 1.48% as of April 30, 2018, versus 0.60% as of April 30, 2017.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 5.

An interview with Portfolio Manager Robert Sabatino

Q. How would you describe the economic environment during the reporting period?

A.	The US economy continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 3.1% and 3.2% seasonally adjusted annualized rate during the second and third quarters of 2017, respectively. The latter reading represented the strongest pace since the first quarter of 2015. Fourth quarter 2017 GDP grew at a 2.9% rate. Finally, based on the US Commerce Department’s initial reading, first quarter 2018 GDP growth was 2.3%.

Q. How did the Fed react to the economic environment?

A.	The Fed raised interest rates three times during the reporting period as it sought to gradually normalize monetary policy. After raising rates in June 2017, the Fed again raised rates in December 2017, bringing the federal funds rate to a range between 1.25% and 1.50%. In addition, starting in October 2017, the Fed began reducing its sizable balance sheet. Finally, in March 2018, the Fed raised rates to a range between 1.50% and 1.75%. This marked the Fed’s sixth rate hike since December 2015 and the first for new Fed Chairman Jerome Powell.

Q. Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?

A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Government Master Fund and the Treasury Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	The weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—for the Master Fund in which UBS Select Government Capital Fund invests was 56 days when the

UBS Select Government Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Capital Fund—June 24, 2016; UBS Select Treasury Capital Fund—July 16, 2012.

Dividend payments:

Monthly

1

UBS Select Capital Funds

reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2018, it was 24 days. At the security level, we increased the Master Fund’s exposures to direct US government and agency obligations and reduced its exposure to repurchase agreements. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 49 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 25 days. At the security level, we increased the Master Fund’s exposure to US government obligations and reduced its exposure to repurchase agreements.

Q. What factors do you believe will affect the Funds over the coming months?

A.	We believe the US economy will continue to expand, albeit at a relatively modest pace. In our view, inflation may tick higher, but generally be well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Series Funds UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2018. The views and opinions in the letter were current as of June 15, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

2

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

3

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2017	Ending account value[2] April 30, 2018	Expenses paid during period[3] 11/01/17 to 04/30/18	Expense ratio during the period

UBS Select Government Capital Fund
Actual	$1,000.00	$1,005.90	$0.99	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	1.00	0.20

	Beginning account value November 1, 2017	Ending account value[2] April 30, 2018	Expenses paid during period[3] 11/01/17 to 04/30/18	Expense ratio during the period

UBS Select Treasury Capital Fund
Actual	$1,000.00	$1,005.90	$0.99	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	1.00	0.20

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

4

UBS Select Capital Funds

Yields and characteristics at a glance—April 30, 2018 (unaudited)

UBS Select Government Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.54%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.55
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.39
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.39
Weighted average maturity[2]	24 days

UBS Select Treasury Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.48%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.50
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.32
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.32
Weighted average maturity[2]	25 days

You could lose money by investing in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Capital Fund’s sponsor and UBS Select Treasury Capital Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS Select Capital Funds

Statement of assets and liabilities

April 30, 2018

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Assets:
Investment in Government Master Fund and Treasury Master Fund (each a “Master Fund”), at value (cost—$4,439,855,550 and $1,026,496,133, respectively, which approximates cost for federal income tax purposes)	$4,439,855,550	$1,026,496,133
Other assets	25,738	40,424
Total assets	4,439,881,288	1,026,536,557

Liabilities:
Dividends payable to shareholders	5,657,134	1,399,008
Payable to affiliate	351,709	75,148
Accrued expenses and other liabilities	91,455	70,562
Total liabilities	6,100,298	1,544,718

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,433,807,107 and 1,024,989,992 outstanding, respectively	4,433,807,107	1,024,989,992
Accumulated net realized gains (losses)	(26,117)	1,847
Net assets	$4,433,780,990	$1,024,991,839
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements.

6

UBS Select Capital Funds

Statement of operations

For the year ended April 30, 2018

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master Fund	$44,746,912	$13,311,268
Expenses allocated from Master Fund	(3,769,292)	(1,131,437)
Net investment income allocated from Master Fund	40,977,620	12,179,831
Expenses:
Service fees	5,650,898	1,695,890
Administration fees	3,767,149	1,130,818
Transfer agency fees	221,689	67,468
State registration fees	124,429	29,929
Professional fees	49,434	74,359
Insurance fees	40,626	44,243
Trustees’ fees	39,952	24,230
Reports and notices to shareholders	30,177	11,751
Accounting fees	13,266	13,267
Organization fees	7,603	—
Other expenses	39,233	20,373
	9,984,456	3,112,328
Fee waivers and/or expense reimbursements by administrator and distributor	(6,219,311)	(1,982,137)
Net expenses	3,765,145	1,130,191
Net investment income	37,212,475	11,049,640
Net realized gains (losses) allocated from Master Fund	(26,117)	1,847
Net increase in net assets resulting from operations	$37,186,358	$11,051,487

See accompanying notes to financial statements.

7

UBS Select Capital Funds

Statement of changes in net assets

	UBS Select Government Capital Fund
	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$37,212,475	$9,811,180
Net realized gains (losses)	(26,117)	96,425
Net increase in net assets resulting from operations	37,186,358	9,907,605
Dividends and distributions to shareholders from:

Net investment income	(37,212,475)	(9,811,180)
Net realized gains	(77,405)	(19,020)
Total dividends and distributions to shareholders	(37,289,880)	(9,830,200)
Net increase in net assets from beneficial interest transactions	1,056,461,835	3,377,345,272
Net increase in net assets	1,056,358,313	3,377,422,677
Net assets:

Beginning of period	3,377,422,677	—
End of period	$4,433,780,990	$3,377,422,677
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

	UBS Select Treasury Capital Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$11,049,640	$3,882,937
Net realized gains	1,847	18,700
Net increase in net assets resulting from operations	11,051,487	3,901,637
Dividends and distributions to shareholders from:

Net investment income	(11,049,640)	(3,882,937)
Net realized gains	(12,183)	(24,070)
Total dividends and distributions to shareholders	(11,061,823)	(3,907,007)
Net decrease in net assets from beneficial interest transactions	(180,577,159)	(123,198,603)
Net decrease in net assets	(180,587,495)	(123,203,973)
Net assets:

Beginning of year	1,205,579,334	1,328,783,307
End of year	$1,024,991,839	$1,205,579,334
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

8

UBS Select Government Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2018		For the period from June 24, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00		$1.00
Net investment income	0.010		0.003
Net realized gains (losses)	(0.000)[2]		0.000 [2]
Net increase from operations	0.010		0.003
Dividends from net investment income	(0.010)		(0.003)
Distributions from net realized gains	(0.000	)2	(0.000)[2]
Total dividends and distributions	(0.010)		(0.003)
Net asset value, end of period	$1.00		$1.00
Total investment return[3]	0.98%		0.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%		0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%		0.19%[5]
Net investment income[4]	0.99%		0.30%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,433,781		$3,377,423

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.003	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.010	0.003	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.98%	0.28%	0.05%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.38%	0.37%	0.37%	0.37%	0.37%
Expenses after fee waivers and/or expense reimbursements[3]	0.20%	0.20%	0.13%	0.06%	0.06%
Net investment income[3]	0.98%	0.27%	0.04%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$1,024,992	$1,205,579	$1,328,783	$1,582,631	$1,333,295

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

10

UBS Select Capital Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Government Capital Fund (“Government Capital Fund”) and UBS Select Treasury Capital Fund (“Treasury Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Government Capital Fund and Treasury Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Government Master Fund and Treasury Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Capital Fund commenced operations on July 16, 2012, and Government Capital Fund commenced operations on June 24, 2016.

UBS AM is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (28.32% for Government Capital Fund and 5.69% for Treasury Capital Fund at April 30, 2018).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements,

11

UBS Select Capital Funds

Notes to financial statements

and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share funds—Government Capital Fund and Treasury Capital Fund attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Capital Fund and Treasury Capital Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, as amended, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Capital Fund and Treasury Capital Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Capital Fund and Treasury Capital Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Capital Fund and Treasury Capital Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Capital Fund	0.10%
Treasury Capital Fund	0.10

At April 30, 2018, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed UBS AM
Government Capital Fund	$382,420
Treasury Capital Fund	95,156

12

UBS Select Capital Funds

Notes to financial statements

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds, and to cause its affiliate UBS AM—US to waive its shareholder servicing fee, so that each Fund’s total annual operating expenses through August 31, 2018 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further below.) At April 30, 2018, UBS AM owed the Funds, and for the year ended April 30, 2018, UBS AM was contractually obligated to waive fees and/or reimburse certain operating expenses, as follows:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Capital Fund	$30,711	$568,413
Treasury Capital Fund	20,008	286,247

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2018, the following Funds had remaining fee waivers and/or expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2019	Expires April 30, 2020	Expires April 30, 2021
Government Capital Fund	$11,349,751	$—	$5,130,440	$6,219,311
Treasury Capital Fund	6,674,456	2,242,185	2,450,134	1,982,137

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and for the year ended April 30, 2018, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by each Fund, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Shareholder servicing fee
Government Capital Fund	0.15%
Treasury Capital Fund	0.15

UBS AM—US has undertaken to waive all or a portion of its fees, in accordance with the contractual fee waiver arrangement that continues until August 31, 2018, as explained in the Administrator section above. To the extent that expenses are to be reimbursed, UBS AM will reimburse the Funds. For the year ended April 30, 2018, UBS AM—US waived its shareholder servicing fees, otherwise payable to it, as follows:

Fund	Amounts waived by UBS AM—US
Government Capital Fund	$5,650,898
Treasury Capital Fund	1,695,890

13

UBS Select Capital Funds

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Capital Fund

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Shares sold	55,732,201,263	34,778,553,582
Shares repurchased	(54,706,197,091)	(31,408,776,166)
Dividends reinvested	30,457,663	7,567,856
Net increase in shares outstanding	1,056,461,835	3,377,345,272

[1]	Commencement of operations.

Treasury Capital Fund

	For the years ended April 30,
	2018	2017
Shares sold	12,236,984,584	12,604,955,739
Shares repurchased	(12,427,331,465)	(12,731,442,382)
Dividends reinvested	9,769,722	3,288,040
Net decrease in shares outstanding	(180,577,159)	(123,198,603)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2018 and April 30, 2017 were as follows:

	2018				2017
Fund	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
Government Capital Fund	$—	$37,289,880	$—	$—	$—	$9,830,200	$—	$—
Treasury Capital Fund	—	11,061,823	—	—	—	3,906,924	83	—

At April 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Total
Government Capital Fund	$—	$5,668,524	$—	$—	$—	$5,668,524
Treasury Capital Fund	—	1,399,008	1,847	—	—	1,400,855

14

UBS Select Capital Funds

Notes to financial statements

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The act requires that post-enactment net capital losses be used before pre-enactment net capital losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2018, Government Capital Fund had post-enactment short-term capital loss carryforwards of $(26,117).

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Capital Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

UBS Select Capital Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (collectively referred to as the “Funds”), (two of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting UBS Series Funds) at April 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Government Capital Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
UBS Select Treasury Capital Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

16

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Government Capital Fund	$37,212,475	$77,405
Treasury Capital Fund	11,049,640	12,183

17

Master Trust

Annual Report  |  April 30, 2018

Includes:

•	Government Master Fund
•	Treasury Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

19

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2017	Ending account value April 30, 2018	Expenses paid during period[1] 11/01/17 to 04/30/18	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

	Beginning account value November 1, 2017	Ending account value April 30, 2018	Expenses paid during period[1] 11/01/17 to 04/30/18	Expense ratio during the period

Treasury Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

20

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
US government and agency obligations	72.9%
Repurchase agreements	27.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
US government obligations	58.2%
Repurchase agreements	42.5
Other assets less liabilities	(0.7)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

21

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—72.93%
Federal Farm Credit Bank
1.220%, due 05/01/18[1]	$100,000,000	$100,000,000
1.620%, due 10/30/18[1]	50,000,000	49,590,500
1.730%, due 06/26/18[1]	46,000,000	45,876,209
1.740%, due 07/09/18[1]	22,800,000	22,723,962
1 mo. USD LIBOR – 0.095%, 1.792%, due 05/03/18[2]	100,000,000	99,998,513
1 mo. USD LIBOR – 0.085%, 1.816%, due 05/30/18[2]	77,000,000	76,995,820
1 mo. USD LIBOR + 0.050%, 1.947%, due 05/11/18[2]	133,000,000	133,006,488
1 mo. USD LIBOR + 0.055%, 1.950%, due 05/08/18[2]	128,700,000	128,694,630
1 mo. USD LIBOR + 0.090%, 1.968%, due 05/05/18[2]	95,000,000	95,000,247
1 mo. USD LIBOR + 0.090%, 1.987%, due 05/25/18[2]	100,000,000	99,998,697
1 mo. USD LIBOR + 0.140%, 2.031%, due 05/06/18[2]	118,500,000	118,498,499
Federal Home Loan Bank
1.580%, due 07/02/18[1]	150,000,000	149,591,833
1.600%, due 05/03/18[1]	158,000,000	157,985,956
1.600%, due 05/04/18[1]	112,000,000	111,985,067
1.620%, due 05/04/18[1]	140,000,000	139,981,100
1.645%, due 05/16/18[1]	88,100,000	88,039,615
1.650%, due 05/23/18[1]	131,925,000	131,791,976
1.650%, due 06/14/18[1]	93,000,000	92,812,450
1.668%, due 06/06/18[1]	150,000,000	149,749,800
1.670%, due 06/11/18[1]	75,000,000	74,857,354
1.670%, due 06/13/18[1]	167,000,000	166,666,881
1.675%, due 06/05/18[1]	185,000,000	184,698,733
1.685%, due 06/04/18[1]	77,000,000	76,877,463
1.685%, due 06/08/18[1]	77,000,000	76,863,047
1.690%, due 05/08/18[1]	150,000,000	149,950,708
1.690%, due 05/24/18[1]	140,000,000	139,848,839
1.697%, due 06/15/18[1]	165,000,000	164,649,994
1.700%, due 05/23/18[1]	170,000,000	169,823,389
1.700%, due 05/25/18[1]	16,000,000	15,981,867
1.700%, due 06/04/18[1]	50,000,000	49,919,722
1.700%, due 06/14/18[1]	160,000,000	159,667,556
1.705%, due 05/30/18[1]	144,000,000	143,802,220
1.710%, due 06/01/18[1]	138,725,000	138,520,727
1.715%, due 06/19/18[1]	116,000,000	115,729,221
1.719%, due 05/18/18[1]	24,000,000	23,980,518
1.720%, due 06/18/18[1]	92,250,000	92,038,440
1.722%, due 07/06/18[1]	145,000,000	144,542,235
1 mo. USD LIBOR – 0.155%, 1.723%, due 05/05/18[2]	136,000,000	136,000,000
1.724%, due 07/11/18[1]	80,000,000	79,727,991
1.735%, due 07/09/18[1]	91,500,000	91,195,724
1 mo. USD LIBOR – 0.140%, 1.738%, due 05/05/18[2]	160,000,000	160,000,000
1.740%, due 05/10/18[1]	65,100,000	65,071,681
1.740%, due 05/16/18[1]	22,000,000	21,984,050
1.740%, due 06/26/18[1]	150,000,000	149,594,000
1 mo. USD LIBOR – 0.155%, 1.742%, due 05/12/18[2]	84,000,000	84,000,000

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.135%, 1.743%, due 05/05/18[2]	$143,000,000	$143,000,000
1.745%, due 07/13/18[1]	82,000,000	81,709,845
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/15/18[2]	93,000,000	93,000,000
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/25/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/12/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/25/18[2]	163,000,000	163,000,000
1.756%, due 06/27/18[1]	75,000,000	74,791,475
1 mo. USD LIBOR – 0.130%, 1.757%, due 05/01/18[2]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/16/18[2]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/25/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.135%, 1.759%, due 05/12/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.135%, 1.762%, due 05/16/18[2]	231,000,000	230,999,827
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/08/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/09/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.120%, 1.767%, due 05/01/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/10/18[2]	164,000,000	164,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/16/18[2]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/25/18[2]	92,000,000	92,000,000
1 mo. USD LIBOR – 0.115%, 1.768%, due 05/04/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.125%, 1.769%, due 05/12/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.115%, 1.772%, due 05/03/18[2]	45,000,000	45,004,838
1 mo. USD LIBOR – 0.125%, 1.772%, due 05/20/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 1.775%, due 05/27/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.115%, 1.779%, due 05/18/18[2]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.120%, 1.781%, due 05/28/18[2]	75,000,000	74,999,903
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/24/18[2]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/25/18[2]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	98,750,000	98,750,000

22

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	$75,000,000	$75,000,000
1.785%, due 07/20/18[1]	185,000,000	184,266,167
1 mo. USD LIBOR – 0.110%, 1.786%, due 05/17/18[2]	90,000,000	90,000,000
1.786%, due 07/18/18[1]	75,000,000	74,709,775
3 mo. USD LIBOR – 0.235%, 1.790%, due 06/06/18[2]	86,800,000	86,795,373
1 mo. USD LIBOR – 0.105%, 1.793%, due 05/22/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.100%, 1.794%, due 05/18/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	100,000,000	100,000,056
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.090%, 1.800%, due 05/06/18[2]	164,500,000	164,500,000
1 mo. USD LIBOR – 0.100%, 1.801%, due 05/28/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.085%, 1.802%, due 05/03/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.095%, 1.803%, due 05/21/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/11/18[2]	35,000,000	35,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/14/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/17/18[2]	90,500,000	90,500,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 1.827%, due 05/25/18[2]	80,000,000	80,026,794
1 mo. USD LIBOR – 0.070%, 1.831%, due 05/28/18[2]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 1.846%, due 05/06/18[2]	77,500,000	77,507,402
3 mo. USD LIBOR – 0.160%, 1.846%, due 05/30/18[2]	50,000,000	50,004,077
1.852%, due 07/27/18[1]	145,000,000	144,351,028
3 mo. USD LIBOR – 0.163%, 1.862%, due 06/05/18[2]	99,000,000	99,000,155
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/10/18[2]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/24/18[2]	78,000,000	78,000,000
US Treasury Bills 1.337%, due 05/10/18[1]	226,000,000	225,921,983
1.412%, due 05/24/18[1]	320,000,000	319,711,222
1.638%, due 06/07/18[1]	184,000,000	183,690,283
1.771%, due 08/09/18[1]	220,750,000	219,661,226
1.946%, due 10/18/18[1]	76,000,000	75,301,782
1.982%, due 10/25/18[1]	155,000,000	153,489,575
US Treasury Note
3 mo. Treasury money market yield + 0.033%, 1.872%, due 05/01/18[2]	91,000,000	91,012,646
Total US government and agency obligations (cost—$11,433,469,154)		11,433,469,154

Security description	Face Amount	Value
Repurchase agreements—27.00%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $233,389,600 US Treasury Bond, 2.875% due 11/15/46 and $445,842,200 US Treasury Notes, 1.000% to 2.375% due 03/15/19 to 08/31/24; (value—$663,000,037); proceeds: $650,213,597	$650,000,000	$650,000,000
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.700% due 05/01/18, collateralized by $100,875,787 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 08/25/46, $300,752,883 Federal National Mortgage Association obligations, 3.000% to 4.868% due 09/25/30 to 12/01/47 and $748,953,354 Government National Mortgage Association obligations, 2.700% to 5.500% due 08/16/33 to 02/20/46; (value—$230,218,756); proceeds: $225,074,375	225,000,000	225,000,000
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.680% due 05/02/18, collateralized by $155,106,688 Federal Home Loan Mortgage Corp. obligations, 1.349% to 4.000% due 10/15/37 to 01/01/48, $280,459,881 Federal National Mortgage Association obligations, 3.000% to 5.000% due 06/01/28 to 11/01/47 and $475,696,971 Government National Mortgage Association obligations, 0.716% to 4.153% due 05/16/40 to 06/20/67; (value—$255,591,477); proceeds: $250,081,667	250,000,000	250,000,000
Repurchase agreement dated 04/26/18 with Barclays Bank PLC, 1.690% due 05/03/18, collateralized by $440,000 Federal Home Loan Bank obligation, 3.400% due 09/25/37, $251,046,432 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.333% due 02/25/28 to 12/01/47, $275,968,862 Federal National Mortgage Association obligations, 1.485% to 4.229% due 01/25/28 to 09/25/57, $61,311,222 Government National Mortgage Association obligations, 0.716% to 4.703% due 09/20/34 to 08/16/59, and $6,709,700 US Treasury Note, 2.875% due 04/30/25; (value—$153,288,358); proceeds: $150,049,292	150,000,000	150,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $34,419,200 US Treasury Bill, zero coupon due 09/20/18 and $657,893,000 US Treasury Notes, 1.125% to 2.000% due 06/15/18 to 08/15/25; (value—$683,400,149); proceeds: $670,032,011	670,000,000	670,000,000

23

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.700% due 05/01/18, collateralized by $14,938,000 Federal Farm Credit Bank obligations, 1.150% to 5.250% due 05/30/18 to 04/28/37, $285,000 Federal Home Loan Bank obligations, 0.875% to 3.625% due 08/15/19 to 03/16/37, $36,586,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/15/29 to 10/11/33, $305,000 Federal National Mortgage Association obligations, 1.875% to 6.250% due 09/24/26 to 05/15/29, $20,898,000 Federal National Mortgage Association Principal STRIP obligations, zero coupon due 03/23/28 to 11/15/30, $22,000 Federal National Mortgage Association STRIP obligation, zero coupon due 05/15/22, $1,718,900 US Treasury Bill, zero coupon due 09/20/18, $1,431,600 US Treasury Bond, 7.125% due 02/15/23, $37,399,000 US Treasury Note, 3.625% due 08/15/19 and $11,977,910 US Treasury Bond STRIPs, zero coupon due 11/15/21 to 02/15/33; (value—$102,000,000); proceeds: $100,004,722

	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,300 US Treasury Bills, zero coupon due 05/24/18 to 08/30/18, $294,402,600 US Treasury Notes, 0.875% to 2.500% due 07/15/18 to 03/31/23 and $3 US Treasury Bond STRIP, zero coupon due 05/15/36; (value—$293,760,015); proceeds: $288,012,000	288,000,000	288,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.700% due 05/01/18, collateralized by $51,439,401 Federal Home Loan Mortgage Corp. obligation, 4.000% due 12/01/47 and $144,180,293 Federal National Mortgage Association obligations, 3.000% to 3.003% due 09/01/28 to 01/01/48; (value—$153,000,000); proceeds: $150,049,583	150,000,000	150,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.570% due 06/04/18, collateralized by $219,806,195 Federal Home Loan Mortgage Corp. obligations, 2.160% to 5.000% due 08/01/19 to 04/01/48, $578,110,071 Federal National Mortgage Association obligations, 1.985% to 5.540% due 03/01/19 to 08/01/48 and $315,786,916 Government National Mortgage Association obligations, 2.500% to 4.644% due 04/20/38 to 11/20/65; (value—$510,000,001); proceeds: $500,763,194[3,4]	500,000,000	500,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.710% due 05/01/18, collateralized by $969,454,437 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 08/01/19 to 05/15/48, $1,264,495,885 Federal National Mortgage Association obligations, 1.996% to 4.500% due 07/01/24 to 09/25/54 and $428,383,240 Government National Mortgage Association obligations, 2.500% to 4.500% due 07/20/29 to 04/20/48; (value—$1,224,000,470); proceeds: $1,200,057,000	$1,200,000,000	$1,200,000,000
Repurchase agreement dated 04/30/18 with Toronto-Dominion Bank, 1.740% due 05/01/18, collateralized by $21,865,793 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 08/01/25 to 01/01/47 and $58,546,786 Federal National Mortgage Association obligations, 3.000% to 5.500% due 07/01/26 to 02/01/48; (value—$51,000,001); proceeds: $50,002,417	50,000,000	50,000,000
Total repurchase agreements (cost—$4,233,000,000)		4,233,000,000
Total investments (cost—$15,666,469,154 which approximates cost for federal income tax purposes)—99.93%		15,666,469,154

Other assets in excess of liabilities—0.07%		10,461,936
Net assets—100.00%		$15,676,931,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 28.

24

Government Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,433,469,154	$—	$11,433,469,154
Repurchase agreements	—	4,233,000,000	—	4,233,000,000
Total	$—	$15,666,469,154	$—	$15,666,469,154

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.07%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.
[4]	Illiquid investment at the period end. Illiquid assets, in the amount of $500,000,000, represented 3.19% of net assets at the end of the period.

See accompanying notes to financial statements.

25

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government obligations—58.24%
US Treasury Bills 1.379%, due 05/17/18[1]	$490,000,000	$489,699,649
1.396%, due 05/10/18[1]	600,000,000	599,782,755
1.400%, due 05/03/18[1]	300,000,000	299,976,617
1.412%, due 05/24/18[1]	352,000,000	351,682,344
1.417%, due 05/31/18[1]	400,000,000	399,530,250
1.452%, due 06/14/18[1]	400,000,000	399,289,278
1.498%, due 06/21/18[1]	400,000,000	399,151,133
1.503%, due 06/07/18[1]	513,000,000	512,218,384
1.541%, due 06/28/18[1]	550,000,000	548,613,881
1.600%, due 07/12/18[1]	805,000,000	802,373,080
1.622%, due 07/05/18[1]	840,316,000	837,830,820
1.692%, due 08/02/18[1]	243,000,000	241,917,940
1.704%, due 07/19/18[1]	492,500,000	490,636,848
1.762%, due 08/16/18[1]	200,000,000	198,952,589
1.769%, due 08/09/18[1]	477,000,000	474,671,638
1.785%, due 07/26/18[1]	108,000,000	107,539,470
1.946%, due 10/18/18[1]	90,000,000	89,173,162
1.982%, due 10/25/18[1]	185,000,000	183,197,240
US Treasury Notes 0.625%, due 06/30/18	85,000,000	84,838,135
3 mo. Treasury money market yield, 1.844%, due 05/01/18[2]	650,000,000	649,763,370
3 mo. Treasury money market yield + 0.033%, 1.877%, due 05/01/18[2]	109,000,000	109,015,148
3 mo. Treasury money market yield + 0.048%, 1.892%, due 05/01/18[2]	650,000,000	650,058,399
3 mo. Treasury money market yield + 0.060%, 1.904%, due 05/01/18[2]	400,000,000	400,030,974
3 mo. Treasury money market yield + 0.070%, 1.914%, due 05/01/18[2]	100,000,000	100,027,905
3 mo. Treasury money market yield + 0.140%, 1.984%, due 05/01/18[2]	250,000,000	250,035,620
3 mo. Treasury money market yield + 0.170%, 2.014%, due 05/01/18[2]	411,000,000	410,999,518
3 mo. Treasury money market yield + 0.174%, 2.018%, due 05/01/18[2]	419,200,000	419,202,306
Total US government obligations (cost—$10,500,208,453)		10,500,208,453

Repurchase agreements—42.52%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $685,320,300 US Treasury Notes, 1.375% to 2.750% due 02/15/19 to 04/30/24; (value—$663,000,005); proceeds: $650,213,597	650,000,000	650,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.670% due 05/02/18, collateralized by $205,215,800 US Treasury Bonds, 2.875% to 4.375% due 11/15/39 to 05/15/43 and $824,826,600 US Treasury Notes, 1.375% to 2.250% due 03/15/20 to 01/31/22; (value—$1,020,000,096); proceeds: $1,000,324,722	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/27/18 with Barclays Bank PLC, 1.680% due 05/04/18, collateralized by $447,617,200 US Treasury Bonds, 2.750% to 4.750% due 11/15/39 to 08/15/47 and $542,584,000 US Treasury Notes, 1.375% to 2.250% due 01/31/22 to 05/15/25; (value—$1,020,000,054); proceeds: $1,000,326,667	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $240,700,800 US Treasury Bill, zero coupon due 09/20/18 and $659,807,500 US Treasury Notes, 1.125% to 2.375% due 02/28/19 to 02/15/26; (value—$872,100,028); proceeds: $855,040,850	855,000,000	855,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.730% due 05/07/18, collateralized by $96,834,900 US Treasury Bill, zero coupon due 10/04/18, $287,789,400 US Treasury Bonds, 2.875% to 7.625% due 11/15/22 to 05/15/47 and $840,860,400 US Treasury Notes, 0.750% to 2.750% due 10/31/18 to 09/30/24; (value—$1,224,000,052); proceeds: $1,200,403,667	1,200,000,000	1,200,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.690% due 05/01/18, collateralized by $767,700,200 US Treasury Bills, zero coupon due 06/28/18 to 09/27/18, $30,197,600 US Treasury Bonds, 3.125% to 4.750% due 02/15/37 to 08/15/44, $700,800 US Treasury Inflation Index Bonds, 2.000% to 2.375% due 01/15/26 to 01/15/27, $306,363,700 US Treasury Inflation Index Note, 0.125% due 07/15/26, $223,546,400 US Treasury Notes, 0.750% to 3.125% due 08/15/18 to 11/15/22, $4,700,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/19 to 08/15/46 and $5,478,442 US Treasury Bond STRIPs, zero coupon due 11/15/18 to 11/15/40; (value—$1,326,000,000); proceeds: $1,300,061,028

	1,300,000,000	1,300,000,000

26

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,000 US Treasury Bill, zero coupon due 05/24/18 and $12,265,900 US Treasury Note, 2.375% due 04/30/20; (value—$12,240,073); proceeds: $12,000,500	$12,000,000	$12,000,000
Repurchase agreement dated 04/25/18 with Goldman Sachs & Co., 1.650% due 05/02/18, collateralized by $127,466,100 US Treasury Inflation Index Bonds, 0.875% due 02/15/47, $767,100 US Treasury Inflation Index Notes, 0.125% due 04/15/20 to 04/15/22 and $386,763,600 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 05/15/44; (value—$306,000,020); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.680% due 05/01/18, collateralized by $113,363,300 US Treasury Bond, 3.000% due 02/15/48 and $348,799,400 US Treasury Note, 2.625% due 02/28/23; (value—$459,000,009); proceeds: $450,147,000	450,000,000	450,000,000

Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.540% due 05/07/18, collateralized by $5,711,300 US Treasury Bill, zero coupon due 03/28/19, $39,149,300 US Treasury Bonds, 2.500% to 8.750% due 05/15/20 to 02/15/46, $25,215,500 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/26 to 02/15/44, $47,047,300 US Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/19 to 01/15/28, $110,605,700 US Treasury Notes, 0.875% to 3.375% due 11/30/18 to 02/15/27, $33,439,100 US Treasury Bond Principal STRIPs, zero coupon due 05/15/46 to 08/15/46 and $331,996 US Treasury Bond STRIP, zero coupon due 05/15/23; (value—$255,000,039); proceeds: $250,074,861[3]

	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.690% due 05/01/18, collateralized by $20,602,100 US Treasury Bill, zero coupon due 03/28/19, $63,944,300 US Treasury Bonds, 2.750% to 6.625% due 02/15/27 to 02/15/48, $6,382,300 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $51,883,100 US Treasury Inflation Index Notes, 0.125% to 0.625% due 04/15/22 to 01/15/26, $249,168,400 US Treasury Notes, 1.125% to 2.625% due 03/31/19 to 11/15/27 and $31,639,700 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 08/15/46; (value—$408,000,091); proceeds: $400,018,778

	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/18 with Toronto-Dominion Bank, 1.690% due 05/02/18, collateralized by $260,759,800 US Treasury Notes, 1.000% to 2.750% due 10/15/19 to 02/15/28; (value—$255,000,077); proceeds: $250,082,153	250,000,000	250,000,000
Total repurchase agreements (cost—$7,667,000,000)		7,667,000,000
Total investments (cost—$18,167,208,453 which approximates cost for federal income tax purposes)—100.76%		18,167,208,453

Liabilities in excess of other assets—(0.76)%		(137,263,464)
Net assets—100.00%		$18,029,944,989

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 28.

27

Treasury Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$10,500,208,453	$—	$10,500,208,453
Repurchase agreements	—	7,667,000,000	—	7,667,000,000
Total	$—	$18,167,208,453	$—	$18,167,208,453

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.04%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

28

Master Trust

Statement of assets and liabilities

April 30, 2018

	Government Master Fund	Treasury Master Fund
Assets:
Investments, at value (cost—$11,433,469,154 and $10,500,208,453, respectively)	$11,433,469,154	$10,500,208,453
Repurchase agreements, at value (cost—$4,233,000,000 and $7,667,000,000, respectively)	4,233,000,000	7,667,000,000
Total investments in securities, at value (cost—$15,666,469,154 and $18,167,208,453, respectively)	$15,666,469,154	$18,167,208,453
Cash	5,055,929	4,814,993
Receivable for interest	6,719,028	1,815,165
Total assets	15,678,244,111	18,173,838,611

Liabilities:
Payable for investments purchased	—	142,336,699
Payable to affiliate	1,313,021	1,556,923
Total liabilities	1,313,021	143,893,622

Net assets, at value	$15,676,931,090	$18,029,944,989

See accompanying notes to financial statements.

29

Master Trust

Statement of operations

For the year ended April 30, 2018

	Government Master Fund	Treasury Master Fund
Investment income:
Interest	$184,734,498	$210,331,779
Expenses:
Investment advisory and administration fees	15,708,837	17,729,298
Trustees’ fees and expenses	105,106	137,943
Net expenses	15,813,943	17,867,241
Net investment income	168,920,555	192,464,538
Net realized gains (losses)	(140,090)	28,283
Net increase in net assets resulting from operations	$168,780,465	$192,492,821

See accompanying notes to financial statements.

30

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$168,920,555	$63,785,214
Net realized gains (losses)	(140,090)	461,078
Net increase in net assets resulting from operations	168,780,465	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,871,947,478)	17,315,851,811
Net increase (decrease) in net assets	(1,703,167,013)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,676,931,090	$17,380,098,103

[1]	Commencement of operations.

	Treasury Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$192,464,538	$60,206,540
Net realized gains	28,283	207,023
Net increase in net assets resulting from operations	192,492,821	60,413,563
Net increase (decrease) in net assets from beneficial interest transactions	(357,542,511)	6,250,670,117
Net increase (decrease) in net assets	(165,049,690)	6,311,083,680
Net assets:

Beginning of year	18,194,994,679	11,883,910,999
End of year	$18,029,944,989	$18,194,994,679

See accompanying notes to financial statements.

31

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.08%[2]
Net investment income	1.07%	0.43%
Supplemental data:
Total investment return[3]	1.08%	0.35%
Net assets, end of period (000’s)	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

32

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[1]	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of year (000’s)	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

33

Master Trust

Notes to financial statements

Organization and significant accounting policies

Government Master Fund and Treasury Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Treasury Master Fund commenced operations on August 28, 2007, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Master Fund and Treasury Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund and Treasury Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an

34

Master Trust

Notes to financial statements

issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master

Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a

Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under

35

Master Trust

Notes to financial statements

Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Government Master Fund	$1,313,021
Treasury Master Fund	1,556,923

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

36

Master Trust

Notes to financial statements

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and during the year ended April 30, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Government Master Fund	$168,194,571
Treasury Master Fund	—

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Government Master Fund

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$41,851,410,669	$51,345,380,769
Withdrawals	(43,723,358,147)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,871,947,478)	$17,315,851,811

Treasury Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$36,198,417,823	$38,470,416,999
Withdrawals	(36,555,960,334)	(32,219,746,882)
Net increase (decrease) in beneficial interest	$(357,542,511)	$6,250,670,117

[1]	Commencement of operations.

37

Master Trust

Notes to financial statements

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for Government Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

38

Master Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Government Master Fund and Treasury Master Fund and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Government Master Fund and Treasury Master Fund (collectively referred to as the “Funds”), (two of the funds constituting Master Trust (the “Trust”)), including the portfolios of investments, as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting Master Trust) at April 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Government Master Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Treasury Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

39

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

40

UBS Select Capital Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 76 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since November 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 12 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

41

UBS Select Capital Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 77 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 71 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 78 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

42

UBS Select Capital Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 58 c/o Keith A. Weller, Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

43

UBS Select Capital Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 50	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 54	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is chair of the Americas Product Structuring Committee. Mr. Carver is president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 39	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since October 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 40	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 61	Vice President	Since 1999	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 54	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 60	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 50	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since October 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

44

UBS Select Capital Funds Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 30	Vice President and Assistant Secretary	Since May 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 40	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 52	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 58	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS AM—Americas region and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 15 investment companies (consisting of 71 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 44	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 52	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 33	Vice President and Assistant Secretary	Since May 2018	Mr. Stacey is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 34	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

45

UBS Select Capital Funds Supplemental information (unaudited)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Officers (concluded)

Keith A. Weller[2]; 56	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

46

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1522

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2018 and April 30, 2017, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $435,193 and $390,723, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2018 and April 30, 2017, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $57,240 and $54,378, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2017 and 2016 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:
In each of the fiscal years ended April 30, 2018 and April 30, 2017, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $253,955 and $197,555, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2018 and April 30, 2017, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the

Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended April 30, 2018, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2018 and April 30, 2017, the aggregate fees billed by E&Y of $573,435 and $376,933, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2017	2016
Covered Services	$311,195	$251,933
Non-Covered Services	262,240	125,000

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Funding Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrants independent public accountant – not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2018

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 9, 2018